UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-23147
                                                    -----------

                     First Trust Exchange-Traded Fund VIII
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                       Date of fiscal year end: August 31
                                               -----------

                   Date of reporting period:  August 31, 2017
                                            -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

      First Trust CEF Income Opportunity ETF (FCEF)

      First Trust Municipal CEF Income Opportunity ETF (MCEF)


----------------------------
       Annual Report
       For the Period
     September 27, 2016
(Commencement of Operations)
  through August 31, 2017
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                 ANNUAL REPORT
                                AUGUST 31, 2017

Shareholder Letter...........................................................  1
Fund Performance Overview
   First Trust CEF Income Opportunity ETF (FCEF).............................  2
   First Trust Municipal CEF Income Opportunity ETF (MCEF)...................  5
Notes to Fund Performance Overview...........................................  8
Portfolio Commentary.........................................................  9
Understanding Your Fund Expenses............................................. 11
Portfolio of Investments
   First Trust CEF Income Opportunity ETF (FCEF)............................. 12
   First Trust Municipal CEF Income Opportunity ETF (MCEF)................... 14
Statements of Assets and Liabilities......................................... 16
Statements of Operations..................................................... 17
Statements of Changes in Net Assets.......................................... 18
Financial Highlights......................................................... 19
Notes to Financial Statements................................................ 20
Report of Independent Registered Public Accounting Firm...................... 26
Additional Information....................................................... 27
Board of Trustees and Officers............................................... 33
Privacy Policy............................................................... 35

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the portfolio commentary from the portfolio management team of the Funds, you may obtain an understanding of how the market environment affected each Fund's performance. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

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SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                AUGUST 31, 2017


Dear Shareholders:

First Trust is pleased to provide you with the annual report about your investment. It contains detailed information about the Funds since their inception on September 27, 2016 to August 31, 2017, including a market overview and a performance analysis for the period. We encourage you to read it carefully and discuss it with your financial advisor.

As I wrote in February, the past year saw the unlikely election of Donald Trump as the 45th President of the U.S. As he worked to get his legislative agenda underway, the U.S. bull market continued. From November 8, 2016 (the date Donald Trump was elected) through August 31, 2017, the S&P 500(R) Index posted a total return of 17.50%, according to Bloomberg. Ten of the 11 major sectors were up on a total return basis as well. Since the beginning of 2017, the S&P 500(R) Index has closed its trading sessions at all-time highs on 30 occasions. The NASDAQ Composite Index has closed its trading sessions at all-time highs on 45 occasions over the same time period.

The current bull market (measuring from March 9, 2009 through August 31, 2017) is the second longest in history. While we are optimistic about the U.S. economy, we are also aware that no one can predict the future or know how markets will perform in different economic environments. Therefore, we advocate maintaining a long-term perspective, as we have done since First Trust's inception over 25 years ago. We also believe it is a good practice to speak with your financial advisor and make sure your financial plan is still on track with your investment goals.

Thank you for giving First Trust the opportunity to be a part of your investment plan through the First Trust Exchange-Traded Fund VIII. We value our relationship with you and will continue to focus on bringing the types of investments that we believe can help you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)

The First Trust CEF Income Opportunity ETF (the "Fund") seeks to provide current income with a secondary emphasis on total return. Under normal market conditions, the Fund will seek to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of closed-end investment companies that are listed and traded in the United States on registered exchanges. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "FCEF."

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                 CUMULATIVE
                                                                TOTAL RETURNS
                                                             Inception (9/27/16)
                                                                 to 8/31/17

FUND PERFORMANCE
NAV                                                                13.49%
Market Price                                                       13.69%

INDEX PERFORMANCE
Blended Benchmark (1)                                              12.39%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on Page 8.)

-----------------------------
(1) The Blended Benchmark consists of the following two indices: 60% of the Morningstar US All Equity CEF Index which is a weighted average of the market price of closed-end funds that invest in U.S. equity securities; and 40% of the Morningstar US All Taxable Fixed Income CEF Index which is a weighted average of the market price of closed-end funds that invest in taxable fixed-income securities.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
BlackRock Science & Technology Trust               4.92%
PIMCO Dynamic Credit and Mortgage
   Income Fund                                     4.26
DoubleLine Income Solutions Fund                   4.15
John Hancock Tax-Advantaged Dividend
   Income Fund                                     4.13
Cohen & Steers REIT and Preferred
   Income Fund, Inc.                               4.08
Prudential Global Short Duration High
   Yield Fund, Inc.                                3.75
Eaton Vance Tax-Advantaged Dividend
   Income Fund                                     3.60
Eaton Vance Tax-Advantaged Global
   Dividend Income Fund                            3.46
Royce Value Trust, Inc.                            3.33
Tekla Healthcare Opportunities Fund                3.22
                                                --------
     Total                                        38.90%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
WORLD REGIONS                                  INVESTMENTS
----------------------------------------------------------
North America                                     77.69%
Europe                                            12.45
Asia                                               9.86
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
MARKET CAPITALIZATION                          INVESTMENTS
----------------------------------------------------------
Mega                                              31.14%
Large                                             30.67
Mid                                               26.10
Small                                              8.50
Micro                                              3.59
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
CREDIT QUALITY (2)                             INVESTMENTS
----------------------------------------------------------
AAA                                                4.21%
AA                                                 1.44
A                                                  3.23
BBB                                               15.90
BB                                                30.83
B                                                 29.15
CCC-D                                              7.64
NR                                                 7.08
Other                                              0.52
                                                --------
     Total                                       100.00%
                                                ========

-----------------------------
(2) The ratings are by Standard & Poor's except where otherwise indicated. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF) (CONTINUED)

               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  SEPTEMBER 27, 2016 - AUGUST 31, 2017

            First Trust CEF Income                 Blended
               Opportunity ETF                    Benchmark
9/27/16            $10,000                         $10,000
2/28/17             10,698                          10,667
8/31/17             11,348                          11,239


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH AUGUST 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 28, 2016 (commencement of trading) through August 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
9/28/16 - 8/31/17         178             13               0             1

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
9/28/16 - 8/31/17         42               0               0             0

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)

The First Trust Municipal CEF Income Opportunity ETF (the "Fund") seeks to provide current income. Under normal market conditions, the Fund will seek to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in a portfolio of closed-end investment companies that are listed and traded in the United States on registered exchanges which invest primarily in municipal debt securities some or all of which pay interest that is exempt from regular federal income taxes. The Fund may also invest in exchange-traded funds. The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "MCEF."

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                 CUMULATIVE
                                                                TOTAL RETURNS
                                                             Inception (9/27/16)
                                                                 to 8/31/17

FUND PERFORMANCE
NAV                                                                -0.81%
Market Price                                                       -0.71%

INDEX PERFORMANCE
Morningstar US National & High Yield Municipal CEF Index           -0.07%
--------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on Page 8.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
BlackRock Municipal 2030 Target Term Trust         5.26%
Western Asset Municipal Partners Fund, Inc.        5.13
PIMCO Short Term Municipal Bond Active
   Exchange-Traded Fund                            4.46
PIMCO Intermediate Municipal Bond Active
   Exchange-Traded Fund                            4.38
Nuveen Intermediate Duration Municipal
   Term Fund                                       4.35
Nuveen Municipal Value Fund, Inc.                  4.33
BlackRock MuniYield Quality Fund III, Inc.         4.25
Nuveen Municipal Credit Income Fund                3.81
Nuveen Enhanced Municipal Value Fund               3.60
BlackRock Long-Term Municipal Advantage
   Trust                                           3.52
                                                --------
     Total                                        43.09%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
TOP STATE EXPOSURE                             INVESTMENTS
----------------------------------------------------------
California                                        12.77%
Illinois                                          12.34
New York                                          10.30
Texas                                              8.39
New Jersey                                         6.03
                                                --------
     Total                                        49.83%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
CREDIT QUALITY (1)                             INVESTMENTS
----------------------------------------------------------
AAA                                               10.97%
AA                                                32.17
A                                                 26.43
BBB                                               16.40
BB                                                 3.66
B                                                  3.67
CCC-D                                              0.90
NR                                                 5.66
Other                                              0.14
                                                --------
     Total                                       100.00%
                                                ========

-----------------------------
(1) The ratings are by Standard & Poor's except where otherwise indicated. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF) (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                      SEPTEMBER 27, 2016 - AUGUST 31, 2017

            First Trust Municipal CEF          Morningstar US National & High
             Income Opportunity ETF              Yield Municipal CEF Index
9/27/16              $10,000                              $10,000
2/28/17                9,433                                9,375
8/31/17                9,919                                9,993


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH AUGUST 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 28, 2016 (commencement of trading) through August 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
9/28/16 - 8/31/17         207             17               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
9/28/16 - 8/31/17         10               0               0             0

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NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of each Fund. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

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PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                 ANNUAL REPORT
                          AUGUST 31, 2017 (UNAUDITED)


                               INVESTMENT ADVISOR

First Trust was established in 1991 and is located in Wheaton, Illinois. First Trust is responsible for the selection and ongoing monitoring of the securities in the Funds' portfolios and certain other services necessary for the management of the portfolios. As of August 31, 2017, First Trust managed or supervised $109.548 billion in assets.

                              PORTFOLIO MANAGEMENT

Ken Fincher, Senior Vice President of First Trust, is the Funds' portfolio manager and has responsibility for the day-to-day management of each Fund's investment portfolio. Mr. Fincher has over 25 years of experience in financial markets. His current responsibilities include management of two First Trust exchange-traded funds and separately managed accounts that invest primarily in closed-end funds. He has also helped develop new product structures in the closed-end fund space. Mr. Fincher has been named Outstanding Individual Contributor to the Closed-End Fund Sector in 2007, 2006, 2005 and 2004 by financial analysts and his peers in the closed-end fund community and also served on the Closed-End Fund committee of the Investment Company Institute. Mr. Fincher received a B.A. in financial administration from Michigan State University and an M.B.A. from Loyola University Graduate School of Business.

                                   COMMENTARY
FCEF

MARKET RECAP

During the period from September 27, 2016 through August 31, 2017, Equity and Taxable Fixed Income closed-end funds ("CEFs") generally enjoyed modest appreciation. Equity CEFs were up 14.08%, as measured by the Morningstar US All Equity CEF Index and Taxable Fixed Income CEFs were up 6.03%, as measured by the Morningstar US All Taxable Fixed Income CEF Index.

There was a general trend of discounts to net asset value ("NAV") narrowing during the period which aided in share price returns. The discount of the Morningstar US All Equity CEF Index narrowed from -7.46% to -5.30%, and the discount of the Morningstar US All Taxable Fixed Income CEF Index narrowed from -3.70% to -2.81%. The Blended Benchmark's(1) discount narrowed from -5.96% to -4.30% over the same period.

PERFORMANCE ANALYSIS

On a NAV basis since its inception on September 27, 2016 through the fiscal period ended August 31, 2017, the Fund provided a total return of 13.49%. The Blended Benchmark provided a total return of 12.39% over the same period. The Fund's NAV total return outperformed the Blended Benchmark's total return by 1.10%. The Fund's share price return of 13.69% outperformed the Blended Benchmark's total return by 1.30%.

The primary factors of outperformance relative to the Blended Benchmark were due to security selection within both the Equity and Taxable Fixed Income CEF markets. Equity CEF security selection provided alpha(2) of 1.59%, while Taxable Fixed Income CEF security selection provided alpha of 0.41%, according to Bloomberg. The Fund carried an average cash position of 3.20% since inception, which detracted slightly from its total return. Having cash on hand allowed the Fund to enter several new attractive positions as opportunities arose during the Fund's first fiscal period.

MARKET AND FUND OUTLOOK

From September 27, 2016 through August 31, 2017, the Equity and Taxable Fixed Income CEF markets experienced nine initial public offerings ("IPOs") totaling $1.8 billion, with seven of the nine having a term structure with a set maturity date. During the same period one year ago, there were six IPOs totaling $1.4 billion, five of the six also had a term structure with a set maturity date. Many of these types of funds strive to return a set amount at the stated maturity date, though most do not make any guarantees. Some funds also allow for a shareholder vote to extend the maturity date, and some include the option to convert the fund to an open-end management investment company with a majority shareholder vote.

There has been a modest amount of corporate actions and activism in the CEF market throughout the fiscal period, and we have witnessed tender offers, several fund liquidations, discount management plans such as repurchase programs and managed distributions, proxy fights, and other activities. We continue to keep a watchful eye for any opportunities that may arise in this realm to attempt to deliver alpha to shareholders.


(1) The Blended Benchmark consists of the following two indices: 60% of the Morningstar US All Equity CEF Index which is a weighted average of the market price of closed-end funds that invest in U.S. equity securities; and 40% of the Morningstar US All Taxable Fixed Income CEF Index which is a weighted average of the market price of closed-end funds that invest in taxable fixed-income securities.

(2) Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                 ANNUAL REPORT
                          AUGUST 31, 2017 (UNAUDITED)

Today, despite the overall move from active management to passive investing in the U.S., we believe that CEF investors are better served in a strategy that allows for investment decisions to be made continually versus having to wait for the next quarterly rebalance. The ongoing change in performance leadership within and between the Equity and Taxable Fixed Income closed-end funds will continue to be a challenge, in our opinion. In looking at funds from the top down, future rate increases by the Federal Reserve may be pivotal as they may provide a tipping point for fixed-income investing. On the equity side, growth continues to be the focus as the federal government continues to struggle in passing meaningful legislation--legislation which led investors to believe that 2017 growth would be robust. As an investor, we will continue to focus on buying funds based on fundamentals. As we move into the next fiscal year, we will continue to seek to identify opportunities that can provide strategy investors with the potential for an attractive total return, whether it be on the Equity or Fixed Income side of the ledger.

MCEF

MARKET RECAP

During the period from September 27, 2016 through August 31, 2017, municipal CEFs returned -0.07% as measured by the Morningstar US National & High Yield Municipal CEF Index ("Benchmark"). While the performance may look "flat," it was far from it. During the fourth quarter of 2016, the Benchmark was down -8.55%. Calendar year-to-date through August 31, 2017, the Benchmark was up 9.58%, helping to offset previous losses.

Some drivers of 2016's tough fourth quarter were a result of higher expectations of interest rate hikes, paired with higher costs of borrowing for leveraged CEFs, year-end tax selling, and discount widening.

PERFORMANCE ANALYSIS

Since the Fund's inception on September 27, 2016 through the fiscal period ended August 31, 2017, the Fund provided a total return of -0.81%, based on NAV. The Fund's Benchmark provided a total return of -0.07% over the same period. The Fund's NAV total return trailed the Benchmark's total return by -0.74%. The Fund's share price return of -0.71% trailed the Benchmark's total return by -0.64%.

The Fund has been positioned defensively since its inception, with tilts towards shorter duration CEFs and exchange-traded funds ("ETFs"), with an average cash position of 6.42%. This fared well for the fourth quarter of 2016 when many municipal CEFs were down nearly 10%, but hurt the Fund's performance calendar year-to-date, relative to the Benchmark, as many longer duration municipal CEFs rebounded.

MARKET AND FUND OUTLOOK

New issuance in the municipal CEF market has been very light in recent years, with no new municipal CEF IPOs in the fiscal period. The municipal CEF space represents approximately 33% of the assets in the US-listed CEF marketplace, according to the ICI ("Investment Company Institute"), totaling $89 billion in assets as of June 30, 2017.

The Fund continues to hold a defensive posture relative to the Benchmark with an overweight tilt to shorter duration municipal CEFs, some of which having a term structure. The Fund also held a 5.79% cash position and 10.30% in municipal ETFs, as of August 31, 2017.

We continue to assess the earnings potential and distribution stability of funds in the portfolio, and funds currently excluded from the portfolio. We search for funds with stable or growing UNII ("Undistributed Net Investment Income") balances, though they have become increasingly harder to find in today's market. The continuing strength of the underlying municipal market will continue to serve municipal CEF investors well, in our opinion. We believe tight supply, along with continued investor demand for municipal securities, should help support fund NAVs. However, there are headwinds that CEFs, unlike individual bonds, face. Many municipal CEFs have seen their earnings fall as older, higher coupon bonds are called, and the cost of leverage moves higher with Federal Open Market Committee action on short-term interest rates. We believe these two factors will continue to cause reductions in common shareholder earnings, which may eventually lead to municipal CEF distribution reductions during the latter half of 2017. These reductions, in turn, could thwart price appreciation in municipal CEFs. Being an active manager has allowed us to get ahead of these events and to position the Fund to potentially take advantage of expected future share price weakness. While we have trailed the Benchmark the first half of 2017, portfolio positioning should enable us to tighten the gap beginning in the third quarter, though there can be no guarantee this will happen.

FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
AUGUST 31, 2017 (UNAUDITED)

As a shareholder of First Trust CEF Income Opportunity ETF or First Trust Municipal CEF Income Opportunity ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended August 31, 2017.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


---------------------------------------------------------------------------------------------------------------------
                                                                                        ANNUALIZED
                                                                                       EXPENSE RATIO    EXPENSES PAID
                                                     BEGINNING          ENDING         BASED ON THE      DURING THE
                                                   ACCOUNT VALUE     ACCOUNT VALUE       SIX MONTH        SIX MONTH
                                                   MARCH 1, 2017    AUGUST 31, 2017       PERIOD         PERIOD (a)
---------------------------------------------------------------------------------------------------------------------
FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)
Actual                                               $1,000.00         $1,060.80           0.85%            $4.42
Hypothetical (5% return before expenses)             $1,000.00         $1,020.92           0.85%            $4.33

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)
Actual                                               $1,000.00         $1,051.50           0.75%            $3.88
Hypothetical (5% return before expenses)             $1,000.00         $1,021.42           0.75%            $3.82


(a) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (March 1, 2017 through August 31, 2017), multiplied by 184/365 (to reflect the one-half year period).

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2017

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CLOSED-END FUNDS -- 97.1%
               CAPITAL MARKETS -- 97.1%
       39,926  Advent Claymore Convertible
                  Securities & Income Fund              $     646,003
       46,647  AllianzGI NFJ Dividend, Interest
                  & Premium Strategy Fund                     614,807
       59,219  Ares Dynamic Credit Allocation
                  Fund, Inc.                                  968,231
       33,276  Barings Global Short Duration
                  High Yield Fund                             673,839
       25,667  BlackRock Multi-Sector Income
                  Trust                                       472,016
       62,510  BlackRock Science &
                  Technology Trust                          1,503,992
       17,090  Blackstone / GSO Senior Floating
                  Rate Term Fund                              299,588
       37,978  Blackstone / GSO Strategic Credit
                  Fund                                        601,951
       34,163  Cohen & Steers Infrastructure
                  Fund, Inc.                                  803,855
       59,654  Cohen & Steers REIT and
                  Preferred Income Fund, Inc.               1,248,558
       60,898  DoubleLine Income Solutions
                  Fund                                      1,270,942
       21,500  Eaton Vance Limited Duration
                  Income Fund                                 299,710
       42,661  Eaton Vance Short Duration
                  Diversified Income Fund                     615,598
       50,721  Eaton Vance Tax-Advantaged
                  Dividend Income Fund                      1,102,167
       63,705  Eaton Vance Tax-Advantaged
                  Global Dividend Income Fund               1,060,051
       40,595  Eaton Vance Tax-Advantaged
                  Global Dividend Opportunities
                  Fund                                        963,116
       26,637  Franklin Limited Duration Income
                  Trust                                       316,448
       45,455  Gabelli Dividend & Income
                  Trust (The)                                 980,464
       17,809  General American Investors Co.,
                  Inc.                                        622,425
       48,830  John Hancock Tax-Advantaged
                  Dividend Income Fund                      1,263,232
       13,606  KKR Income Opportunities Fund                  236,472
       27,528  Macquarie Global Infrastructure
                  Total Return Fund, Inc.                     718,481
       10,624  Morgan Stanley China A Share
                  Fund, Inc.                                  242,758
       97,139  Nuveen Credit Strategies Income
                  Fund                                        821,796
       63,060  Nuveen Diversified Dividend &
                  Income Fund                                 806,537
       58,346  Nuveen Preferred Income
                  Opportunities Fund                          609,716
       25,989  Nuveen Short Duration Credit
                  Opportunities Fund                          451,169


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
       39,693  Nuveen Tax-Advantaged Dividend
                  Growth Fund                           $     646,202
       57,589  PIMCO Dynamic Credit and
                  Mortgage Income Fund                      1,303,240
        3,055  PIMCO Income Opportunity Fund                   79,674
       33,349  Principal Real Estate Income Fund              620,958
       77,347  Prudential Global Short Duration
                  High Yield Fund, Inc.                     1,147,829
       68,909  Royce Value Trust, Inc.                      1,019,164
       15,917  Source Capital, Inc.                           622,673
       35,228  Stone Harbor Emerging Markets
                  Total Income Fund                           549,909
       15,899  Tekla Healthcare Investors                     405,743
       52,957  Tekla Healthcare Opportunities
                  Fund                                        986,589
       25,850  Templeton Emerging Markets
                  Fund                                        425,233
       47,611  Tortoise Power and Energy
                  Infrastructure Fund, Inc.                   967,932
       27,325  Tri-Continental Corp.                          685,584
       36,256  Western Asset Emerging Markets
                  Debt Fund, Inc.                             566,681
       20,748  Western Asset Variable Rate
                  Strategic Fund, Inc.                        358,110
                                                        -------------
               TOTAL CLOSED-END FUNDS -- 97.1%             30,599,443
               (Cost $28,898,943)                       -------------

               MONEY MARKET FUNDS -- 2.8%
      891,958  Morgan Stanley Institutional
                  Liquidity Funds - Treasury
                  Portfolio - Institutional Class -
                  0.88% (a)                                   891,958
               (Cost $891,958)                          -------------

               TOTAL INVESTMENTS -- 99.9%                  31,491,401
               (Cost $29,790,901) (b)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.1%                          25,754
                                                        -------------
               NET ASSETS -- 100.0%                     $  31,517,155
                                                        =============

(a)   Rate shown reflects yield as of August 31, 2017.

(b) Aggregate cost for federal income tax purposes is $29,639,443. As of August 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,958,007 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $106,049. The net unrealized appreciation was $1,851,958.


Page 12                 See Notes to Financial Statements

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2017

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                            LEVEL 1        LEVEL 2        LEVEL 3
                          -----------------------------------------
Closed-End Funds*         $30,599,443     $       --     $       --
Money Market Funds            891,958             --             --
                          -----------------------------------------
Total Investments         $31,491,401     $       --     $       --
                          =========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at August 31, 2017.


                        See Notes to Financial Statements                Page 13

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2017

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CLOSED-END FUNDS -- 83.7%
               CAPITAL MARKETS -- 83.7%
        4,409  BlackRock Investment Quality
                  Municipal Trust, Inc.                 $      67,899
       36,482  BlackRock Long-Term Municipal
                  Advantage Trust                             445,080
       16,457  BlackRock Muni Intermediate
                  Duration Fund, Inc.                         235,500
       16,731  BlackRock Municipal 2018 Term
                  Trust                                       251,300
       29,036  BlackRock Municipal 2030 Target
                  Term Trust                                  664,925
       24,327  BlackRock Municipal Income
                  Investment Quality Trust                    367,581
       13,912  BlackRock Municipal Income
                  Trust                                       201,028
       17,781  BlackRock Municipal Income
                  Trust II                                    274,716
       26,222  BlackRock MuniHoldings
                  Investment Quality Fund                     394,117
       28,421  BlackRock MuniHoldings Quality
                  Fund, Inc.                                  394,483
       29,429  BlackRock MuniYield Quality
                  Fund II, Inc.                               396,997
       36,862  BlackRock MuniYield Quality
                  Fund III, Inc.                              537,448
       15,980  DTF Tax-Free Income, Inc.                      233,308
       19,838  Eaton Vance Municipal Income
                  2028 Term Trust                             410,051
       15,427  Eaton Vance National Municipal
                  Opportunities Trust                         347,879
       20,385  Invesco Municipal Trust                        262,967
       20,188  Invesco Quality Municipal Income
                  Trust                                       258,608
       19,755  Invesco Trust for Investment
                  Grade Municipals                            270,446
       20,510  MainStay DefinedTerm Municipal
                  Opportunities Fund                          412,456
       16,939  Neuberger Berman Intermediate
                  Municipal Fund, Inc.                        265,773
       22,552  Nuveen AMT-Free Municipal
                  Credit Income Fund                          351,811
       24,345  Nuveen AMT-Free Quality
                  Municipal Income Fund                       340,587
       30,646  Nuveen Enhanced Municipal
                  Value Fund                                  455,400
       40,180  Nuveen Intermediate Duration
                  Municipal Term Fund                         549,662
       10,277  Nuveen Intermediate Duration
                  Quality Municipal Term Fund                 137,403
       29,839  Nuveen Municipal 2021 Target
                  Term Fund                                   300,031
       31,442  Nuveen Municipal Credit Income
                  Fund                                        481,063
       52,906  Nuveen Municipal Value Fund,
                  Inc.                                        547,048


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               CAPITAL MARKETS (CONTINUED)
       23,350  Nuveen Quality Municipal Income
                  Fund                                  $     334,606
        4,702  Nuveen Select Tax-Free Income
                  Portfolio                                    69,307
       20,427  Western Asset Intermediate Muni
                  Fund, Inc.                                  202,432
        5,992  Western Asset Municipal Defined
                  Opportunity Trust, Inc.                     138,235
       40,978  Western Asset Municipal Partners
                  Fund, Inc.                                  648,272
                                                        -------------
               TOTAL CLOSED-END FUNDS -- 83.7%             11,248,419
               (Cost $10,899,402)                       -------------

               EXCHANGE-TRADED FUNDS -- 10.3%
               CAPITAL MARKETS -- 10.3%
       10,249  PIMCO Intermediate Municipal
                  Bond Active Exchange-Traded
                  Fund                                        553,651
       11,144  PIMCO Short Term Municipal
                  Bond Active Exchange-Traded
                  Fund                                        563,775
        8,569  VanEck Vectors High-Yield
                  Municipal Index ETF                         269,152
                                                        -------------
               TOTAL EXCHANGE-TRADED FUNDS -- 10.3%         1,386,578
               (Cost $1,362,703)                        -------------

               TOTAL INVESTMENTS -- 94.0%                  12,634,997
               (Cost $12,262,105) (a)
               NET OTHER ASSETS AND
                  LIABILITIES -- 6.0%                         805,922
                                                        -------------
               NET ASSETS -- 100.0%                     $  13,440,919
                                                        =============

(a) Aggregate cost for federal income tax purposes is $12,266,484. As of August 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $371,906 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,393. The net unrealized appreciation was $368,513.


Page 14                 See Notes to Financial Statements

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2017

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                            LEVEL 1        LEVEL 2        LEVEL 3
                          -----------------------------------------
Closed-End Funds*         $11,248,419     $       --     $       --
Exchange-Traded Funds*      1,386,578             --             --
                          -----------------------------------------
Total Investments         $12,634,997     $       --     $       --
                          =========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at August 31, 2017.


                        See Notes to Financial Statements                Page 15

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 2017

                                                                                                      FIRST TRUST
                                                                               FIRST TRUST           MUNICIPAL CEF
                                                                               CEF INCOME               INCOME
                                                                             OPPORTUNITY ETF        OPPORTUNITY ETF
                                                                                 (FCEF)                 (MCEF)
                                                                             ---------------        ---------------
ASSETS:
Investments, at value..................................................      $    31,491,401        $    12,634,997
Cash...................................................................                   --                777,887
Receivables:
   Dividends...........................................................               48,354                 36,570
                                                                             ---------------        ---------------
   TOTAL ASSETS........................................................           31,539,755             13,449,454
                                                                             ---------------        ---------------
LIABILITIES:
Payables:
   Investment advisory fees............................................               22,600                  8,535
                                                                             ---------------        ---------------
   TOTAL LIABILITIES...................................................               22,600                  8,535
                                                                             ---------------        ---------------
NET ASSETS.............................................................      $    31,517,155        $    13,440,919
                                                                             ===============        ===============

NET ASSETS CONSIST OF:
Paid-in capital........................................................      $    29,700,868        $    13,074,699
Par value..............................................................               14,550                  7,000
Accumulated net investment income (loss)...............................                   --                     --
Accumulated net realized gain (loss) on investments....................              101,237                (13,672)
Net unrealized appreciation (depreciation) on investments..............            1,700,500                372,892
                                                                             ---------------        ---------------
NET ASSETS.............................................................      $    31,517,155        $    13,440,919
                                                                             ===============        ===============
NET ASSET VALUE, per share.............................................      $         21.66        $         19.20
                                                                             ===============        ===============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................            1,455,000                700,002
                                                                             ===============        ===============
Investments, at cost...................................................      $    29,790,901        $    12,262,105
                                                                             ===============        ===============


Page 16                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS
FOR THE PERIOD SEPTEMBER 27, 2016 (a) THROUGH AUGUST 31, 2017

                                                                                                      FIRST TRUST
                                                                               FIRST TRUST           MUNICIPAL CEF
                                                                               CEF INCOME               INCOME
                                                                             OPPORTUNITY ETF        OPPORTUNITY ETF
                                                                                 (FCEF)                 (MCEF)
                                                                             ---------------        ---------------
INVESTMENT INCOME:
Dividends..............................................................      $     1,131,168        $       336,599
                                                                             ---------------        ---------------
   Total investment income.............................................            1,131,168                336,599
                                                                             ---------------        ---------------
EXPENSES:
Investment advisory fees...............................................              140,562                 58,152
Excise tax.............................................................                  481                     --
                                                                             ---------------        ---------------
   Total expenses......................................................              141,043                 58,152
                                                                             ---------------        ---------------
NET INVESTMENT INCOME (LOSS)...........................................              990,125                278,447
                                                                             ---------------        ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................             (138,716)               (31,105)
   In-kind redemptions.................................................                   --                 61,858
   Distribution of capital gains from investment companies.............                6,683                    638
                                                                             ---------------        ---------------
Net realized gain (loss)...............................................             (132,033)                31,391
                                                                             ---------------        ---------------

Net change in unrealized appreciation (depreciation) on investments....            1,700,500                372,892
                                                                             ---------------        ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................            1,568,467                404,283
                                                                             ---------------        ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $     2,558,592        $       682,730
                                                                             ===============        ===============

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


                        See Notes to Financial Statements                Page 17

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD SEPTEMBER 27, 2016 (a) THROUGH AUGUST 31, 2017

                                                                                                      FIRST TRUST
                                                                               FIRST TRUST           MUNICIPAL CEF
                                                                               CEF INCOME               INCOME
                                                                             OPPORTUNITY ETF        OPPORTUNITY ETF
                                                                                 (FCEF)                 (MCEF)
                                                                             ---------------        ---------------
OPERATIONS:
Net investment income (loss)...........................................      $       990,125        $       278,447
Net realized gain (loss)...............................................             (132,033)                31,391
Net change in unrealized appreciation (depreciation)...................            1,700,500                372,892
                                                                             ---------------        ---------------
Net increase (decrease) in net assets resulting
   from operations.....................................................            2,558,592                682,730
                                                                             ---------------        ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..................................................             (655,486)              (276,405)
Net realized gain......................................................             (101,850)                    --
Return of capital......................................................              (88,114)               (23,596)
                                                                             ---------------        ---------------
Total distributions to shareholders....................................             (845,450)              (300,001)
                                                                             ---------------        ---------------
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..............................................           29,804,013             15,843,594
Cost of shares redeemed................................................                   --             (2,785,404)
                                                                             ---------------        ---------------
Net increase (decrease) in net assets resulting
   from shareholder transactions.......................................           29,804,013             13,058,190
                                                                             ---------------        ---------------
Total increase (decrease) in net assets................................           31,517,155             13,440,919

NET ASSETS:
Beginning of period....................................................                   --                     --
                                                                             ---------------        ---------------
End of period..........................................................      $    31,517,155        $    13,440,919
                                                                             ===============        ===============
Accumulated net investment income (loss) at end of period..............      $            --        $            --
                                                                             ===============        ===============
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period................................                   --                     --
Shares sold............................................................            1,455,000                850,002
Shares redeemed........................................................                   --               (150,000)
                                                                             ---------------        ---------------
Shares outstanding, end of period......................................            1,455,000                700,002
                                                                             ===============        ===============

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 18                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)

                                                               FOR THE PERIOD
                                                                9/27/2016 (a)
                                                                   THROUGH
                                                                  8/31/2017
                                                               ---------------
Net asset value, beginning of period..........................    $   20.05
                                                                  ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..................................         1.02
Net realized and unrealized gain (loss).......................         1.61
                                                                  ---------
Total from investment operations..............................         2.63
                                                                  ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.........................................        (0.79)
Net realized gain.............................................        (0.12)
Return of capital.............................................        (0.11)
                                                                  ---------
Total distributions...........................................        (1.02)
                                                                  ---------
Net asset value, end of period................................    $   21.66
                                                                  =========
TOTAL RETURN (b)..............................................        13.49%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........................    $  31,517
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets.................         0.85% (c)
Ratio of net investment income (loss) to average net assets...         5.99% (c)
Portfolio turnover rate (d)...................................           23%


FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)

                                                               FOR THE PERIOD
                                                                9/27/2016 (a)
                                                                   THROUGH
                                                                  8/31/2017
                                                               ---------------
Net asset value, beginning of period..........................    $   20.05
                                                                  ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..................................         0.61
Net realized and unrealized gain (loss).......................        (0.80)
                                                                  ---------
Total from investment operations..............................        (0.19)
                                                                  ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.........................................        (0.61)
Return of capital.............................................        (0.05)
                                                                  ---------
Total distributions...........................................        (0.66)
                                                                  ---------
Net asset value, end of period................................    $   19.20
                                                                  =========
TOTAL RETURN (b)..............................................        (0.81)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........................    $  13,441
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets.................         0.75% (c)
Ratio of net investment income (loss) to average net assets...         3.59% (c)
Portfolio turnover rate (d)...................................           18%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 19

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2017

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of five funds that are offering shares. This report covers the two funds listed below. The shares of each fund are listed and traded on The Nasdaq Stock Market LLC ("Nasdaq").

    First Trust CEF Income Opportunity ETF - (Nasdaq ticker "FCEF")(1)
    First Trust Municipal CEF Income Opportunity ETF - (Nasdaq ticker "MCEF")(1)

(1)   Commenced investment operations on September 27, 2016.

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Each Fund's Creation Units are issued and redeemed in-kind for securities in which the Fund invests and/or cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities.

Each Fund is an actively managed exchange-traded fund and principally invests in a portfolio of closed-end investment companies that are listed and traded in the United States on registered exchanges ("Closed-End Funds"). FCEF's primary investment objective is to provide current income with a secondary emphasis on total return. MCEF's investment objective is to provide current income. Each Fund seeks to achieve its investment objective(s) by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in Closed-End Funds. MCEF invests in Closed-End Funds ("Municipal Closed-End Funds") which invest primarily in municipal debt securities some or all of which pay interest that is exempt from regular federal income taxes ("Municipal Securities"). MCEF may also invest in exchange-traded funds. Closed-End Funds issue shares of common stock that are traded on a securities exchange. Because the shares of Closed-End Funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company, investors seek to buy and sell shares of Closed-End Funds in the secondary market.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2017

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of August 31, 2017, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid monthly by each Fund. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2017

The tax character of distributions paid by each Fund during the fiscal period ended August 31, 2017 was as follows:

                                                               Distributions    Distributions    Distributions    Distributions
                                                                 paid from        paid from        paid from        paid from
                                                                 Ordinary          Capital        Tax-Exempt        Return of
                                                                  Income            Gains           Income           Capital
                                                               -------------    -------------    -------------    -------------
First Trust CEF Income Opportunity ETF                         $     655,486    $     101,850    $          --    $      88,114
First Trust Municipal CEF Income Opportunity ETF                       2,081               --          274,324           23,596

As of August 31, 2017, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                                  Accumulated          Net
                                                                                Undistributed     Capital and      Unrealized
                                                                                  Ordinary           Other        Appreciation
                                                                                   Income         Gain (Loss)     (Depreciation)
                                                                                -------------    -------------    -------------
First Trust CEF Income Opportunity ETF                                          $          --    $     (50,221)   $   1,851,958
First Trust Municipal CEF Income Opportunity ETF                                           --           (9,293)         368,513

D. INCOME TAXES

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

In addition, the First Trust Municipal CEF Income Opportunity ETF intends to invest in such Municipal Closed-End Funds to allow it to qualify to pass through "exempt dividends" as defined in the Internal Revenue Code.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ending 2017 remains open to federal and state audit. As of August 31, 2017, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2017, the Funds had no capital loss carryforwards for federal income tax purposes.

Certain losses realized during the current fiscal period may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended August 31, 2017, the following Funds listed below incurred and elected to defer late year ordinary or capital losses as follows:

                                                                         Qualified Late Year Losses
                                                               ----------------------------------------------
                                                                 Ordinary Losses            Capital Losses
                                                               -------------------        -------------------
First Trust CEF Income Opportunity ETF                           $       --                  $    50,221
First Trust Municipal CEF Income Opportunity ETF                         --                        9,293

In order to present paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2017

(loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal period ended August 31, 2017, the adjustments for each Fund were as follows:

                                                                                                  Accumulated
                                                                                 Accumulated     Net Realized
                                                                                Net Investment    Gain (Loss)        Paid-in
                                                                                Income (Loss)    on Investments      Capital
                                                                                -------------    -------------    -------------
First Trust CEF Income Opportunity ETF                                          $    (334,639)   $     335,120    $        (481)
First Trust Municipal CEF Income Opportunity ETF                                       (2,042)         (45,063)          47,105

E. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

F. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosures about derivatives in a fund's financial statements, as well as other amendments. The compliance date for the amendments of Regulation S-X was August 1, 2017, which resulted in no change to the financial statements, while the compliance date for the new form types and other rule amendments is on or after June 1, 2018. Management is evaluating the new form types and other rule amendments that are effective on or after June 1, 2018 to determine the impact to the Funds.

G. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB released Accounting Standards Update ("ASU") 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and has not yet determined its impact on the financial statements and disclosures.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Funds' assets and is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, legal, audit, license and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. FCEF and MCEF have each agreed to pay First Trust an annual unitary management fee equal to 0.85% and 0.75% of its average daily net assets, respectively.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2017

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal period ended August 31, 2017, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                 Purchases         Sales
                                                                ------------    ------------
First Trust CEF Income Opportunity ETF                          $  4,560,029    $  3,815,735
First Trust Municipal CEF Income Opportunity ETF                   1,532,400       1,325,607

For the fiscal period ended August 31, 2017, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                 Purchases         Sales
                                                                ------------    ------------
First Trust CEF Income Opportunity ETF                          $ 28,319,141    $         --
First Trust Municipal CEF Income Opportunity ETF                  14,661,885       2,637,326


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of each Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2017

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before September 30, 2018.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined there was the following subsequent event:

On September 20, 2017, the First Trust CEF Income Opportunity ETF and First Trust Municipal CEF Income Opportunity ETF declared a distribution of $0.09 and $0.06 per share, respectively, to shareholders of record on September 22, 2017, payable September 29, 2017.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST CEF INCOME OPPORTUNITY ETF AND FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF:

We have audited the accompanying statements of assets and liabilities of First Trust CEF Income Opportunity ETF, and First Trust Municipal CEF Income Opportunity ETF, each a series of the First Trust Exchange-Traded Fund VIII (the "Trust"), including the portfolios of investments, as of August 31, 2017, and the related statements of operations and changes in net assets and the financial highlights for the period September 27, 2016 (commencement of operations) through August 31, 2017. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017 by correspondence with the Trust's custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the funds listed above included in First Trust Exchange-Traded Fund VIII as of August 31, 2017, and the results of their operations, changes in their net assets, and the financial highlights for the period September 27, 2016 (commencement of operations) through August 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
October 25, 2017

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2017 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                            FEDERAL TAX INFORMATION

For the taxable period ended August 31, 2017, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

                                                                  Dividends Received Deduction
                                                                  ----------------------------
First Trust CEF Income Opportunity ETF                                        0.00%
First Trust Municipal CEF Income Opportunity ETF                              0.00%

For the taxable period ended August 31, 2017, the following percentages of income dividends paid by the Funds are hereby designated as qualified dividend income:

                                                                   Qualified Dividend Income
                                                                  ----------------------------
First Trust CEF Income Opportunity ETF                                       32.56%
First Trust Municipal CEF Income Opportunity ETF                              0.00%

For the taxable period ended August 31, 2017, the following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement. The First Trust Municipal CEF Income Opportunity ETF designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal period ended August 31, 2017:


Federal and State Income Tax                                              Percentages
----------------------------                                             --------------
Tax-Exempt Interest Dividends                                                99.25%
Alternative Minimum Tax (AMT)                                                10.27%

For the fiscal period ended August 31, 2017, the amount of long-term capital gain distributions designated by First Trust CEF Income Opportunity ETF was $101,850 which is taxable at the applicable capital gain tax rates for federal income tax purposes.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE(S), RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND VIII.

The following summarizes some of the risks that should be considered for the Funds.

ALTERNATIVE MINIMUM TAX RISK. The First Trust Municipal CEF Income Opportunity ETF has no limit as to the amount that can be invested in alternative minimum tax bonds. Therefore, all or a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the "Creations, Redemptions and Transaction Fees" Section) may engage in creation or redemption transactions directly for each Fund. The Funds have a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with

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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2017 (UNAUDITED)

creation and/or redemption orders with respect to a Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the Fund's net asset value and possibly face delisting.

CALL RISK. If an issuer calls higher-yielding debt instruments held by the Closed-End Funds in which the Funds invest ("Underlying Funds"), performance could be adversely impacted.

CASH TRANSACTIONS RISK. The Funds may, under certain circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in a Fund may be less tax-efficient than an investment in an exchange-traded fund ("ETF") that effects its creations and redemptions for in-kind securities. Because the Funds may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

CLOSED-END FUND RISK. Because the shares of Closed-End Funds cannot be redeemed upon demand, shares of many Closed-End Funds will trade on exchanges at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). There can be no assurance that the market discount on shares of any Closed-End Fund purchased by a Fund will ever decrease or that when the Fund seeks to sell shares of a Closed-End Fund it can receive the NAV for those shares. Closed-End Funds have lower levels of daily volume when compared to open-end investment companies. There are greater risks involved in investing in securities with limited market liquidity. To the extent a Fund invests in Closed-End Funds, it will indirectly bear its proportionate share of any fees and expenses payable directly by the Closed-End Fund. Therefore, the Fund would incur higher expenses, which may be duplicative, than if the Fund did not invest in Closed-End Funds. The performance of the Fund is dependent upon the performance of the Underlying Funds.

In addition, Closed-End Funds may utilize leverage. As a result, a Fund may be exposed indirectly to leverage through an investment in such securities. An investment in the securities of Closed-End Funds that use leverage may expose a Fund to higher volatility in the market value of such securities and the possibility that the Fund's long-term return on such securities will be diminished. Closed-End Funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the Closed-End Fund's common shares in an attempt to enhance the current return to such Closed-End Fund's common shareholders.

The organizational documents of Closed-End Funds may include provisions that could inhibit the ability of other entities or persons to acquire control of the Closed-End Fund or to change the composition of its board of directors, which could limit the ability of shareholders to sell their shares at a premium over the prevailing market prices by discouraging a third-party from seeking to obtain control of the Closed-End Fund.

CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to a Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of a Fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Funds have established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Funds do not directly control the cyber security systems of issuers or third-party service providers.

ETF RISK. MCEF may invest in ETFs. The shares of an ETF trade like common stock and represent a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

INVESTMENT RESTRICTION RISK. Each Fund's investment in Closed-End Funds is restricted by the Investment Company Act of 1940, as amended (the "1940 Act"), and each Fund's associated exemptive relief which limits the amount of any single Closed-End Fund that can be owned by a Fund, individually and in the aggregate with all other registered investment companies and private investment pools advised by First Trust and its affiliates. This limitation may prevent a Fund from purchasing shares of a Closed-End Fund that it may have otherwise purchased pursuant to its investment objective(s) and principal investment strategy.

MANAGEMENT RISK. Each Fund is subject to management risk because it is an actively managed portfolio. In managing a Fund's investment portfolio, the Fund's investment advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a Fund will meet its investment objective(s).

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ADDITIONAL INFORMATION (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2017 (UNAUDITED)

MARKET MAKER RISK. If a Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between a Fund's net asset value and the price at which the Fund's shares are trading on Nasdaq, which could result in a decrease in value of the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of a Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

MARKET RISK. Market risk is the risk that a particular Underlying Fund, the securities in which the Underlying Fund invests, or shares of a Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a Fund could decline in value or underperform other investments.

NEW FUND RISK. The Funds currently have fewer assets than larger funds, and like other new funds, large inflows and outflows may impact the Funds' market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, a Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents or it may hold cash.

NON-DIVERSIFICATION RISK. The Funds are classified as "non-diversified" under the 1940 Act. As a result, each Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Funds may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Funds may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

VOLATILITY RISK. The market price and net asset value of a Fund's shares and a Fund's yield will change daily. There may be instances when a Fund will experience large in-flows and out-flows, which will significantly alter the Fund's size. At times, these fluctuations may negatively impact a Fund's yield, result in increased transaction costs for the Fund and contribute to the overall volatility of the Fund. The risk will be more prevalent when a Fund is smaller in size, such as during the Fund's invest-up period. An investor may lose money by investing in the Funds because the Funds are not money market funds and may experience significant fluctuations in its net asset value.

                             UNDERLYING FUNDS RISK

THE FUNDS MAY BE SUBJECT TO THE FOLLOWING RISKS AS A RESULT OF THEIR INVESTMENT IN THE UNDERLYING FUNDS:

CALL RISK. If an issuer calls higher-yielding debt instruments held by a Fund, performance could be adversely impacted.

COMMODITY RISK. Certain of the Underlying Funds may invest in instruments that give them exposure to commodities. The value of commodities and commodity-linked derivative instruments typically is based upon the price movements of a physical commodity or an economic variable linked to such price movements. Therefore, the value of commodities and commodity-linked derivative instruments may be affected by, for example, changes in overall economic conditions, changes in interest rates, or factors affecting a particular commodity or industry, such as production, supply, demand, drought, floods, weather, political, economic and regulatory developments. The prices of commodities and commodity-related derivative investments may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes, such as stocks, bonds and cash. An active trading market may not exist for certain commodities. This may impair the ability of the Subsidiary to sell its portfolio holdings quickly or for full value. Each of these factors and events could have a significant negative impact on an Underlying Fund.

CONVERTIBLE SECURITIES RISK. Certain of the Underlying Funds may invest in convertible securities. Convertible securities have characteristics of both equity and debt securities and, as a result, are exposed to certain additional risks. If a convertible security held by an Underlying Fund is called for redemption or conversion, the Underlying Fund could be required to tender it for redemption, convert it into the underlying equity security or sell it to a third party, which may have an adverse effect on the Underlying Fund's ability to achieve its investment objective. The market values of convertible securities tend to decline as interest rates increase. However, a convertible security's market value also tends to reflect the market price of the equity security of the issuing company, particularly when the price of the equity security is greater than the convertible security's conversion price (i.e., the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying equity security). Convertible securities are also exposed to the risk that an issuer is unable to meet its obligation to make dividend or principal payments when due as a result of changing financial or market conditions. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of their potential for capital appreciation. Moreover, there can be no assurance that convertible securities will provide current income prior to conversion because the issuers of the convertible securities may default on their obligations.

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ADDITIONAL INFORMATION (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2017 (UNAUDITED)

COUNTERPARTY RISK. To the extent that an Underlying Fund engages in derivatives transactions, the Underlying Fund bears the risk that the counterparty to the derivative or other contract with a third-party may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations the Underlying Fund will lose money and the value of an investment in the Underlying Fund's shares may decrease.

COVERED CALL RISK. Certain of the Underlying Funds may invest in covered call options. Covered call risk is the risk that an Underlying Fund will forgo, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. In addition, as the Underlying Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

CREDIT RISK. Credit risk is the risk that an issuer of a security held by an Underlying Fund will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of such security may decline because of concerns about the issuer's ability to make such payments.

CURRENCY RISK. Certain of the Underlying Funds may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Underlying Funds' investments and the value of the Underlying Funds' shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Underlying Funds may change quickly and without warning and you may lose money.

CUSTODIAL RECEIPT TRUSTS RISK. Custodial receipts are financial instruments similar to tender offer bonds ("TOBs") sold through private placements that represent the right to receive future principal and interest payments on underlying municipal obligations. Custodial receipt trusts may issue inverse floater securities and if an Underlying Fund were to hold inverse floaters issued by custodial receipt trusts, the Underlying Fund would be subject to the risks of inverse floaters described herein. In particular, because the instruments may be leveraged, their market values may be more volatile than other types of fixed-income instruments.

DERIVATIVES RISK. The Underlying Funds may invest in derivatives. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Underlying Fund's portfolio managers use derivatives to enhance the Underlying Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Underlying Fund.

DISTRESSED MUNICIPAL SECURITIES RISK. Certain of the Underlying Funds may invest in Municipal Securities that are currently in default and not expected to pay the current coupon ("Distressed Municipal Securities"). Distressed Municipal Securities are speculative and involve substantial risks in addition to the risks of investing in high yield securities that are not in default. Generally, an Underlying Fund will not receive interest payments from the Distressed Municipal Securities it holds, and there is a substantial risk that the principal will not be repaid. In any reorganization or liquidation proceeding related to a Distressed Municipal Security, the Underlying Fund may lose its entire investment in such Distressed Municipal Security.

DISTRESSED SECURITIES RISK. Certain of the Underlying Funds may invest in debt securities that are currently in default and not expected to pay the current coupon ("Distressed Securities"). Distressed Securities are speculative and involve substantial risks in addition to the risks of investing in high yield securities that are not in default. Generally, an Underlying Fund will not receive interest payments from the Distressed Securities it holds, and there is a substantial risk that the principal will not be repaid. In any reorganization or liquidation proceeding related to a Distressed Security, the Underlying Fund may lose its entire investment in such Distressed Security.

EQUITY SECURITIES RISK. Because certain of the Underlying Funds invest in equity securities, the value of a Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FIXED INCOME SECURITIES RISK. An investment in a Fund involves risk associated with the investments of certain Underlying Funds in fixed income securities including the risk that certain of the Underlying Funds may not have the benefit of covenants that would prevent the issuer from engaging in capital restructurings or borrowing transactions in connection with corporate

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ADDITIONAL INFORMATION (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2017 (UNAUDITED)

acquisitions, leveraged buyouts or restructurings. This limitation could reduce the ability of the issuer to meet its payment obligations and might result in increased credit risk. In addition, certain of the securities may be redeemed or prepaid by the issuer, resulting in lower interest payments received by the Underlying Funds and reduced distributions to shareholders.

HIGH YIELD SECURITIES RISK. The Underlying Funds may invest in high yield securities. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, may be highly speculative. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is generally smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.

INCOME RISK. The income of the Underlying Funds could decline due to falling market interest rates. This is because, in a falling interest rate environment, the Underlying Funds generally will have to invest the proceeds from sales of their shares, as well as the proceeds from maturing portfolio securities, or portfolio securities that have been called, in lower-yielding securities.

INTEREST RATE RISK. The Underlying Funds are subject to interest rate risk. Interest rate risk is the risk that the value of the debt securities in an Underlying Fund's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer term debt securities. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security's expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INVERSE FLOATERS RISK. Certain of the Underlying Funds may invest in inverse floating rate securities issued by TOB trusts. These securities create effective leverage. Due to the leveraged nature of these investments, the value of an inverse floater will increase and decrease to a significantly greater extent than the values of the TOB trust's underlying municipal bonds in response to changes in market interest rates or credit quality. In addition, distributions paid to an Underlying Fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. An investment in inverse floaters typically will involve greater risk than an investment in a fixed rate municipal bond.

LEVERAGE RISK. The Underlying Funds may employ the use of leverage in their portfolios. Leverage may be structural leverage, through borrowings or the issuance of preferred stock, or effective leverage, which results from an Underlying Fund's investment in derivative instruments that are inherently leveraged. While leverage often serves to increase the yield of an Underlying Fund, this leverage also subjects the Underlying Fund to increased risks, including the likelihood of increased volatility and the possibility that the Underlying Fund's common share income will fall if the dividend rate on the preferred shares or the interest rate on any borrowings rise.

LIQUIDITY RISK. The Underlying Funds may invest a portion of their assets in lower-quality debt issued by entities that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. Moreover, smaller debt issues tend to be less liquid than larger debt issues. Decreased liquidity may negatively affect an Underlying Fund's ability to mitigate risk.

In addition, inventories of Municipal Securities held by brokers and dealers have decreased in recent years, lessening their ability to make a market in these securities. This reduction in market making capacity has the potential to decrease an Underlying Fund's ability to buy or sell Municipal Securities, and increase price volatility and trading costs, particularly during periods of economic or market stress. As a result, an Underlying Fund may be forced to accept a lower price to sell a Municipal Security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance.

MLP RISK. Certain of the Underlying Funds may invest in publicly-traded master limited partnerships and limited liability companies taxed as partnerships ("MLPs"). An investment in MLP units involves risks which differ from an investment in common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest may exist between common unit holders and the general partner, including those arising from incentive distribution payments. In addition, there is the risk that a MLP could be, contrary to its intention, taxed as a corporation, resulting in decreased returns from such MLP.

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ADDITIONAL INFORMATION (CONTINUED)
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2017 (UNAUDITED)

MUNICIPAL LEASE OBLIGATIONS RISK. Certain of the Underlying Funds may invest in participation interests in municipal leases. Participation interests in municipal leases pose special risks because many leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

MUNICIPAL OBLIGATIONS RISK. The Underlying Funds' investment in Municipal Securities subjects them to municipal obligations risk. Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of actual or anticipated changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by a Fund to be taxable and may result in a significant decline in the values of such municipal obligations.

NON-U.S. SECURITIES RISK. Certain of the Underlying Funds may invest in non-U.S. securities. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, different legal or accounting standards, and less government supervision and regulation of exchanges in foreign countries.

POLITICAL AND ECONOMIC RISK. The values of Municipal Securities held by certain Underlying Funds may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

PREFERRED SECURITIES RISK. Certain of the Underlying Funds may invest in preferred securities. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred securities are also subject to credit risk, interest rate risk and income risk.

PREPAYMENT RISK. Certain of the Underlying Funds may be subject to pre-payment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which a Fund derives interest income will be reduced. A Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

SENIOR LOAN RISK. Senior loans, in which certain of the Underlying Funds may invest, are usually rated below investment grade but may also be unrated. As a result, the risks associated with these senior loans are similar to the risks of high yield fixed income instruments. An economic downturn would generally lead to a higher non-payment rate, and a senior loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan's value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Therefore, portfolio transactions in senior loans may have uncertain settlement time periods. Senior loans are subject to a number of risks described elsewhere in this report, including liquidity risk and the risk of investing in below investment grade fixed income instruments. Furthermore, increases in interest rates may result in greater volatility of Senior Loans and average duration may fluctuate with fluctuations in interest rates.

SMALLER COMPANIES RISK. Certain of the Underlying Funds may invest in small and/or mid capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

TAX RISK. Interest income from Municipal Securities is normally not subject to regular federal income tax, but income from Municipal Securities held by certain Underlying Funds could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or noncompliant conduct of a bond issuer. Consequently, the attractiveness of Municipal Securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from Municipal Securities.

ZERO COUPON BONDS RISK. Certain of the Underlying Funds may invest in zero coupon bonds. Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.


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BOARD OF TRUSTEES AND OFFICERS
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                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2017 (UNAUDITED)

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.

                                                                                                  NUMBER OF             OTHER
                                                                                                PORTFOLIOS IN      TRUSTEESHIPS OR
                                 TERM OF OFFICE                                                THE FIRST TRUST      DIRECTORSHIPS
       NAME, ADDRESS,            AND YEAR FIRST                                                 FUND COMPLEX       HELD BY TRUSTEE
      DATE OF BIRTH AND            ELECTED OR                PRINCIPAL OCCUPATIONS               OVERSEEN BY         DURING PAST
   POSITION WITH THE TRUST          APPOINTED                 DURING PAST 5 YEARS                  TRUSTEE             5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee    o Indefinite Term   Physician, Officer, Wheaton Orthopedics;         149         None
c/o First Trust Advisors L.P.                       Limited Partner, Gundersen Real Estate
120 E. Liberty Drive,           o Since Inception   Limited Partnership (June 1992 to
  Suite 400 2016);                                  December Member, Sportsmed LLC
Wheaton, IL 60187                                   (April 2007 to November 2015)
D.O.B.: 04/51


Thomas R. Kadlec, Trustee       o Indefinite Term   President, ADM Investor Services, Inc.           149         Director of ADM
c/o First Trust Advisors L.P.                       (Futures Commission Merchant)                                Investor Services,
120 E. Liberty Drive,           o Since Inception                                                                Inc., ADM
  Suite 400                                                                                                      Investor Services
Wheaton, IL 60187                                                                                                International and
D.O.B.: 11/57                                                                                                    Futures Industry
                                                                                                                 Association

Robert F. Keith, Trustee        o Indefinite Term   President, Hibs Enterprises (Financial           149         Director of Trust
c/o First Trust Advisors L.P.                       and Management Consulting)                                   Company of
120 E. Liberty Drive,           o Since Inception                                                                Illinois
  Suite 400
Wheaton, IL 60187
D.O.B.: 11/56


Niel B. Nielson, Trustee        o Indefinite Term   Managing Director and Chief Operating            149         Director of
c/o First Trust Advisors L.P.                       Officer (January 2015 to Present),                           Covenant
120 E. Liberty Drive,           o Since Inception   Pelita Harapan Educational Foundation                        Transport, Inc.
  Suite 400                                         (Educational Products and Services);                         (May 2003 to
Wheaton, IL 60187                                   President and Chief  Executive Officer                       May 2014)
D.O.B.: 03/54                                       (June 2012 to September 2014), Servant
                                                    Interactive LLC (Educational Products
                                                    and Services); President and Chief
                                                    Executive Officer (June 2012 to
                                                    September 2014), Dew Learning LLC
                                                    (Educational Products and Services);
                                                    President (June 2002 to June 2012),
                                                    Covenant College

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,     o Indefinite Term   Chief Executive Officer, First Trust             149         None
Chairman of the Board L.P.                          Advisors and First Trust Portfolios
120 E. Liberty Drive,           o Since Inception   L.P.; Chairman of the Board of
  Suite 400                                         Directors, BondWave LLC (Software
Wheaton, IL 60187                                   Development Company) and Stonebridge
D.O.B.: 09/55                                       Advisors LLC


-----------------------------

(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2017 (UNAUDITED)

                                POSITION AND            TERM OF OFFICE
    NAME, ADDRESS                 OFFICES                AND LENGTH OF                       PRINCIPAL OCCUPATIONS
  AND DATE OF BIRTH              WITH TRUST                 SERVICE                           DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas           President and Chief           o Indefinite Term    Managing Director and Chief Financial Officer
120 E. Liberty Drive,    Executive Officer                                  (January 2016 to Present), Controller (January 2011
  Suite 400                                            o Since Inception    to January 2016), Senior Vice President (April 2007
Wheaton, IL 60187                                                           to January 2016), First Trust Advisors L.P. and First
D.O.B.: 01/66                                                               Trust Portfolios L.P.; Chief Financial Officer
                                                                            (January 2016 to Present), BondWave LLC
                                                                            (Software Development Company) and Stonebridge
                                                                            Advisors LLC (Investment Advisor)

Donald P. Swade          Treasurer, Chief Financial    o Indefinite Term    Senior Vice President (July 2016 to Present), Vice
120 E. Liberty Drive,    Officer and Chief                                  President (April 2012 to July 2016), First Trust
  Suite 400              Accounting Officer            o Since Inception    Advisors L.P. and First Trust Portfolios L.P.
Wheaton, IL 60187
D.O.B.: 08/72


W. Scott Jardine         Secretary and Chief           o Indefinite Term    General Counsel, First Trust Advisors L.P. and First
120 E. Liberty Drive,    Legal Officer                                      Trust Portfolios L.P.; Secretary and General Counsel,
  Suite 400                                            o Since Inception    BondWave LLC; Secretary, Stonebridge Advisors
Wheaton, IL 60187                                                           LLC
D.O.B.: 05/60


Daniel J. Lindquist      Vice President                o Indefinite Term    Managing Director, First Trust Advisors L.P. and
120 E. Liberty Drive,                                                       First Trust Portfolios L.P.
  Suite 400                                            o Since Inception
Wheaton, IL 60187
D.O.B: 02/70


Kristi A. Maher          Chief Compliance Officer      o Indefinite Term    Deputy General Counsel, First Trust Advisors L.P.
120 E. Liberty Drive,    and Assistant Secretary                            and First Trust Portfolios L.P.
  Suite 400                                            o Since Inception
Wheaton, IL 60187
D.O.B.: 12/66


Roger F. Testin          Vice President                o Indefinite Term    Senior Vice President, First Trust Advisors L.P. and
120 E. Liberty Drive,                                                       First Trust Portfolios L.P.
  Suite 400                                            o Since Inception
Wheaton, IL 60187
D.O.B.: 06/66


Stan Ueland              Vice President                o Indefinite Term    Senior Vice President (September 2012 to Present),
120 E. Liberty Drive,                                                       Vice President (August 2005 to September 2012),
  Suite 400                                            o Since Inception    First Trust Advisors L.P. and First Trust Portfolios
Wheaton, IL 60187                                                           L.P.
D.O.B.: 11/70

-----------------------------

(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2017 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).


May 2017

                      This page intentionally left blank.

FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

First Trust TCW Opportunistic Fixed Income ETF (FIXD)


----------------------------
       Annual Report
       For the Period
     February 14, 2017
(Commencement of Operations)
  through August 31, 2017
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                                 ANNUAL REPORT
                                AUGUST 31, 2017

Shareholder Letter...........................................................  1
Fund Performance Overview....................................................  2
Portfolio Commentary.........................................................  5
Understanding Your Fund Expenses.............................................  7
Portfolio of Investments.....................................................  8
Statement of Assets and Liabilities.......................................... 18
Statement of Operations...................................................... 19
Statement of Changes in Net Assets........................................... 20
Financial Highlights......................................................... 21
Notes to Financial Statements................................................ 22
Report of Independent Registered Public Accounting Firm...................... 30
Additional Information....................................................... 31
Board of Trustees and Officers............................................... 36
Privacy Policy............................................................... 38

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or TCW Investment Management Company LLC ("TCW" or the "Sub-Advisor") and their representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (First Trust TCW Opportunistic Fixed Income ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary from the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                AUGUST 31, 2017


Dear Shareholders:

First Trust is pleased to provide you with the annual report about your investment. It contains detailed information about the Fund since its inception on February 14, 2017 to August 31, 2017, including a market overview and a performance analysis for the period. We encourage you to read it carefully and discuss it with your financial advisor.

As President Trump worked over the initial months of his presidency to get his legislative agenda underway, the U.S. bull market continued. From November 8, 2016 (the date Donald Trump was elected) through August 31, 2017, the S&P 500(R) Index posted a total return of 17.50%, according to Bloomberg. Ten of the 11 major sectors were up on a total return basis as well. Since the beginning of 2017, the S&P 500(R) Index has closed its trading sessions at all-time highs on 30 occasions. The NASDAQ Composite Index has closed its trading sessions at all-time highs on 45 occasions over the same time period.

The current bull market (measuring from March 9, 2009 through August 31, 2017) is the second longest in history. While we are optimistic about the U.S. economy, we are also aware that no one can predict the future or know how markets will perform in different economic environments. Therefore, we advocate maintaining a long-term perspective, as we have done since First Trust's inception over 25 years ago. We also believe it is a good practice to speak with your financial advisor and make sure your financial plan is still on track with your investment goals.

Thank you for giving First Trust the opportunity to be a part of your investment plan through the First Trust Exchange-Traded Fund VIII. We value our relationship with you and will continue to focus on bringing the types of investments that we believe can help you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

The investment objective of the First Trust TCW Opportunistic Fixed Income ETF (the "Fund") is to seek to maximize long-term total return. Under normal market conditions, the Fund pursues its objective by investing at least 80% of its net assets (including investment borrowings) in fixed income securities of any credit entity. The Fund's investments principally include securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities; Treasury Inflation Protected Securities (TIPS); agency and non-agency residential mortgage-backed securities (RMBS); agency and non-agency commercial mortgage-backed securities (CMBS); agency and non-agency asset-backed securities (ABS); domestic corporate bonds; fixed income securities issued by foreign corporations and foreign governments, including emerging markets; bank loans, including first lien senior secured floating rate bank loans; municipal bonds; and other debt securities bearing fixed interest rates of any maturity. The Fund may also invest in collateralized loan obligations
(CLOs), floating rate securities, variable rate securities and Rule 144A securities. Shares of the Fund are listed on The Nasdaq Stock Market LLC under the ticker symbol "FIXD."

The Fund's sub-advisor, TCW Investment Management Company LLC (the "Sub-Advisor") will attempt to focus the Fund's portfolio holdings in areas of the fixed income market (based on quality, sector, coupon or maturity) that the Sub-Advisor believes to be relatively undervalued. Under normal conditions, the Fund's average portfolio duration varies within one year (plus or minus) of the portfolio duration of the securities comprising the Bloomberg Barclays U.S. Aggregate Bond Index. As a separate measure, there is no limit on the weighted average maturity of the Fund's portfolio. While maturity refers to the expected life of a security, duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest. The Fund invests in mortgage-backed securities which may be, but are not required to be, issued or guaranteed by the U.S. government, its agencies or instrumentalities, such as Ginnie Mae and U.S. government-sponsored entities, such as Fannie Mae and Freddie Mac. Government agency or instrumentality securities have different levels of credit support. The Fund may invest in such government supported mortgage-backed securities by investing in to-be-announced transactions ("TBA Transactions"). The Fund may also invest in privately-issued mortgage-backed securities; however, the Fund will not invest more than 20% of its assets invested in fixed income securities in non-agency sponsored mortgage-backed securities.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                    CUMULATIVE
                                                                   TOTAL RETURNS
                                                                     Inception
                                                                     (2/14/17)
                                                                    to 8/31/17

FUND PERFORMANCE
NAV                                                                    3.23%
Market Price                                                           3.19%

INDEX PERFORMANCE
Bloomberg Barclays U.S. Aggregate Bond Index                           3.42%
--------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

----------------------------------------------------------
                                               % OF TOTAL
ASSET CLASSIFICATION                           INVESTMENTS
----------------------------------------------------------
U.S. Government Bonds and Notes                   27.22%
U.S. Government Agency Mortgage-Backed
   Securities                                     25.49
Corporate Bonds                                   23.80
Asset-Backed Securities                            7.94
Mortgage-Backed Securities                         6.48
Municipal Bonds                                    2.93
Foreign Sovereign Bonds                            2.31
Foreign Corporate Bonds                            2.28
Money Market Funds                                 0.86
U.S. Treasury Bills                                0.69
                                                --------
   Total                                         100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
CREDIT QUALITY(1)                              INVESTMENTS
----------------------------------------------------------
Government/Agency                                 53.40%
AAA                                                4.50
AA+                                                3.62
AA                                                 0.84
AA-                                                1.76
A+                                                 0.74
A                                                  3.68
A-                                                 2.79
BBB+                                               9.03
BBB                                                5.94
BBB-                                               4.78
BB+                                                0.74
BB                                                 1.64
BB-                                                1.50
B+                                                 1.31
B                                                  0.88
B-                                                 0.05
CCC+                                               0.09
CCC                                                1.18
CCC-                                               1.30
D                                                  0.23
                                                --------
   Total                                         100.00%
                                                ========

----------------------------------------------------------
                                               % OF FIXED-
                                                 INCOME
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
U.S. Treasury Note 1.63%, 08/31/22                 5.72%
U.S. Treasury Note 1.88%, 07/31/22                 5.51
U.S. Treasury Bond 3.00%, 05/15/47                 4.44
Federal National Mortgage Association,
   Pool TBA 4.50%, 11/25/44                        3.92
U.S. Treasury Note 1.38%, 07/31/19                 3.74
U.S. Treasury Note 1.25%, 08/31/19                 2.75
Federal National Mortgage Association,
   Pool TBA 4.00%, 06/25/46                        2.04
Government National Mortgage Association,
   Pool TBA 4.00%, 05/20/46                        1.60
Japan Treasury Discount Bill, Series 691
   (JPY) 0.00%, 09/25/17                           1.42
Federal National Mortgage Association,
   Pool TBA 3.50%, 06/25/46                        1.40
                                                --------
   Total                                          32.54%
                                                ========

-----------------------------
(1) The ratings are by Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO), of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under "Government". Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)

                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                    FEBRUARY 14, 2017 - AUGUST 31, 2017

              First Trust TCW
            Opportunistic Fixed         Bloomberg Barclays U.S.
                Income ETF               Aggregate Bond Index
2/14/17          $10,000                       $10,000
2/28/17           10,068                        10,066
8/31/17           10,323                        10,342


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH AUGUST 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 15, 2017 (commencement of trading) through August 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/15/17 - 8/31/17         117              0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99     >=2.00%
2/15/17 - 8/31/17         21               0               0            0

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                                 ANNUAL REPORT
                          AUGUST 31, 2017 (UNAUDITED)


                               INVESTMENT ADVISOR

First Trust was established in 1991 and is located in Wheaton, Illinois. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio and certain other services necessary for the management of the portfolio. As of August 31, 2017, First Trust managed or supervised $109.548 billion in assets.

                                  SUB-ADVISOR

TCW Investment Management Company LLC ("TCW" or the "Sub-Advisor"), serves as investment sub-advisor. In this capacity, TCW is responsible for the selection and ongoing monitoring of the securities in the Fund's investment portfolio. TCW, with principal offices at 865 South Figueroa Street, Los Angeles, California 90017, was founded in 1996, and is a wholly-owned subsidiary of The TCW Group, Inc. ("TCW Group"). TCW, together with TCW Group and its other subsidiaries, which provide a variety of trust, investment management and investment advisory services, had approximately $201.6 billion under management or committed to management, including $169.7 billion of U.S. fixed income investments, as of August 31, 2017.

                           PORTFOLIO MANAGEMENT TEAM

TAD RIVELLE, CHIEF INVESTMENT OFFICER, FIXED INCOME AND GENERALIST PORTFOLIO MANAGER

STEPHEN M. KANE, CFA, GENERALIST PORTFOLIO MANAGER

LAIRD LANDMANN, CO-DIRECTOR, FIXED INCOME AND GENERALIST PORTFOLIO MANAGER

BRIAN T. WHALEN, CFA, GENERALIST PORTFOLIO MANAGER

                                   COMMENTARY
MARKET RECAP

Coming into 2017, investors had generally adopted a more optimistic assessment of the U.S. economy post-election given expectations of fiscal stimulus, tax reform, and infrastructure spending by the new administration. As a result, risk premiums fell and equity valuations soared into record territory, while business and consumer sentiment measures ascended to levels not seen in over a decade, becoming increasingly disconnected from the reality of lackluster hard economic data. President Trump's ambitious agenda encountered a substantial roadblock in March with a failed vote on healthcare reform, creating questions about the new administration's ability to pass other significant policies. While uncertainty about the future of fiscal policy and subdued inflation pressures weighed on long Treasury yields (10 and 30-Year yields were both down by more than 30 basis points over the reporting period), short Treasury rates marched higher as the Federal Reserve (the "Fed") pursued policy normalization with 25 basis point rate hikes in both March and June, resulting in a flatter yield curve over the period. The Fed also indicated that balance sheet normalization would begin soon, and outlined a proposed path for reinvesting in the U.S. Treasury and agency mortgage-backed securities ("MBS") market. Meanwhile, equity markets continued to hit record highs during the period on solid corporate earnings, notwithstanding a brief flight to quality in August on geopolitical tensions and hurricanes Harvey and Irma that made landfall in the U.S.

Amidst ongoing low rates, the unrelenting demand for yield outweighed weaker credit fundamentals and rising geopolitical uncertainty, resulting in narrower credit spreads across nearly all sectors over the period, given the technical support. From February 14, 2017 through August 31, 2017, investment grade corporate bonds delivered a strong positive return of 4.93%, led by utility credits which were up by 5.98%. High yield corporate bonds were close behind with a total return of 3.82% over the same period. Among securitized products, non-agency MBS continued to benefit from a supportive fundamental backdrop of higher home prices and faster loan amortization, posting a 7.91% return over the period. Agency MBS recovered from negative excess returns early in the year to modestly outperform duration matched Treasuries, though the sector continued to be weighed down by the looming prospect of balance sheet reduction by the Fed. Over the period, commercial MBS ("CMBS") gained 3.48% and saw excess returns over Treasuries of approximately 50 basis points, led by non-agency issues. Finally, floating-rate government guaranteed student loan asset-based securities ("ABS") posted a solid 2.36% return for the period as the sector benefitted from the conclusion of rating agency reviews of bonds at risk of downgrade with less severe outcomes than originally anticipated. Based on strong performance of nearly all spread sectors, the Bloomberg Barclays U.S. Aggregate Bond Index (the "Index") returned 3.42% for the period.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                                 ANNUAL REPORT
                          AUGUST 31, 2017 (UNAUDITED)


PERFORMANCE ANALYSIS

The First Trust TCW Opportunistic Fixed Income ETF (the "Fund") returned 3.23% based on net asset value ("NAV") and 3.19% based on market price, for the period since inception on February 14, 2017 through August 31, 2017, while the Index gained 3.42% over the same period. Notwithstanding several brief sell-offs, intermediate and long Treasury rates edged lower since mid-February, contributing to the positive total return for the Fund and Index, but weighing modestly on relative performance given the defensive duration position of the Fund. Performance was also held back by the underweight to investment grade credit and non-U.S. sovereign debt which were top performers in the Index for the period, though the out-of-Index allocation to high yield corporates contributed modestly. Meanwhile, positioning among securitized products rewarded relative performance, particularly the off-index allocation to non-agency MBS which continued to benefit from solid investor sponsorship and improving collateral characteristics amidst rising home prices, while the overweight to CMBS and ABS boosted relative returns as both sectors outpaced the Index on a duration-adjusted basis.

MARKET AND FUND OUTLOOK

Our outlook, both with respect to interest rates and credit risk, remains cautious, particularly against a backdrop of increasing political uncertainty, abnormally low market-implied volatility and a large divergence between macroeconomic growth and overall investor sentiment. Moreover, we have significant and growing concerns about the aging of the credit cycle and the potential for record-high leverage across both investment grade and high yield credit in the U.S. to unwind in a dramatic and likely painful fashion. At the same time, we expect to see ongoing upward pressure on interest rates as the Fed continues its interest rate normalization process.

With that in mind, we have maintained the duration of the Fund relatively short versus that of the Index and, from a sector standpoint, minimized credit risk with higher quality defensive exposure among corporate credit. The Fund continues to have an emphasis on securitized products which we believe offer opportunities for attractive risk-adjusted returns and positioning favors high quality, more senior positions. Commercial MBS exposure is skewed towards agency-backed issues as well as seasoned non-agency bonds at the top of the capital structure and single asset single borrower deals, while the ABS overweight is focused on high quality non-traditional collateral such as government guaranteed student loan receivables. Value remains attractive given the integrity of the government guarantee, though spreads have tightened in materially from the wide spreads of mid-2016 and the position may be downsized accordingly if spreads migrate tighter. Finally, non-agency MBS holdings emphasize issues with better relative quality and near term cash flows, while agency MBS exposure is largely in line with the Index.

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
UNDERSTANDING YOUR FUND EXPENSES
AUGUST 31, 2017 (UNAUDITED)

As a shareholder of First Trust TCW Opportunistic Fixed Income ETF (the "Fund"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended August 31, 2017.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

---------------------------------------------------------------------------------------------------------------------
                                                                                        ANNUALIZED
                                                                                       EXPENSE RATIO    EXPENSES PAID
                                                     BEGINNING          ENDING         BASED ON THE      DURING THE
                                                   ACCOUNT VALUE     ACCOUNT VALUE       SIX MONTH        SIX MONTH
                                                   MARCH 1, 2017    AUGUST 31, 2017     PERIOD (a)       PERIOD (b)
---------------------------------------------------------------------------------------------------------------------
FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
Actual                                               $1,000.00         $1,025.30           0.55%            $2.81
Hypothetical (5% return before expenses)             $1,000.00         $1,022.43           0.55%            $2.80

(a) These expense ratios reflect an expense waiver. See Note 3 in the Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (March 1, 2017 through August 31, 2017), multiplied by 184/365 (to reflect the one-half year period).

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2017

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
U.S. GOVERNMENT BONDS AND NOTES -- 31.1%

$    2,430,000  U.S. Treasury Bond..................................................     3.00%       05/15/47    $   2,567,590
       510,000  U.S. Treasury Bond..................................................     2.75%       08/15/47          512,689
       644,354  U.S. Treasury Inflation Indexed Bond (a)............................     0.88%       02/15/47          645,659
       253,208  U.S. Treasury Inflation Indexed Note (a)............................     0.13%       04/15/21          254,444
       125,901  U.S. Treasury Inflation Indexed Note (a)............................     0.13%       04/15/22          126,341
       664,229  U.S. Treasury Inflation Indexed Note (a)............................     0.13%       07/15/26          652,802
       115,155  U.S. Treasury Inflation Indexed Note (a)............................     0.38%       07/15/27          115,428
     2,160,000  U.S. Treasury Note..................................................     1.38%       07/31/19        2,162,236
     1,595,000  U.S. Treasury Note..................................................     1.25%       08/31/19        1,592,632
     3,165,000  U.S. Treasury Note..................................................     1.88%       07/31/22        3,188,861
     3,320,000  U.S. Treasury Note..................................................     1.63%       08/31/22        3,307,097
       645,000  U.S. Treasury Note..................................................     2.38%       05/15/27          659,084
        90,000  U.S. Treasury Note..................................................     2.25%       08/15/27           91,032
                                                                                                                 -------------
                TOTAL U.S. GOVERNMENT BONDS AND NOTES..........................................................     15,875,895
                (Cost $15,700,476)                                                                               -------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 29.2%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.4%
                Federal Home Loan Mortgage Corporation
       158,126     Series 2017-4656, Class EZ.......................................     4.00%       02/15/47          173,185
                                                                                                                 -------------
                PASS-THROUGH SECURITIES -- 28.8%
                Federal Home Loan Mortgage Corporation
       515,690     Pool G08738......................................................     3.50%       12/01/46          534,978
       492,902     Pool G08741......................................................     3.00%       01/01/47          498,978
       517,532     Pool G08742......................................................     3.50%       01/01/47          536,889
       490,423     Pool G08747......................................................     3.00%       02/01/47          496,474
       519,391     Pool G08748......................................................     3.50%       02/01/47          538,818
       492,893     Pool G08750......................................................     3.00%       03/01/47          498,975
                Federal National Mortgage Association
       117,244     Pool 471513......................................................     2.90%       06/01/22          121,751
        94,055     Pool AM4109......................................................     3.85%       08/01/25          102,699
        94,944     Pool AM4724......................................................     3.95%       11/01/25          104,508
       118,961     Pool AM5673......................................................     3.65%       04/01/23          127,460
        92,481     Pool AM5948......................................................     3.54%       05/01/29           98,719
       121,856     Pool AM7122......................................................     3.61%       11/01/34          129,897
        95,962     Pool AM7817......................................................     3.31%       01/01/27          101,150
        43,941     Pool AN0550......................................................     3.63%       02/01/31           47,048
        45,000     Pool AN0962......................................................     3.43%       02/01/31           47,384
       161,176     Pool AN1151......................................................     3.20%       03/01/31          166,442
        49,290     Pool AN1682......................................................     3.13%       05/01/31           50,211
       109,410     Pool AN5048......................................................     3.13%       04/01/29          113,288
       109,410     Pool AN5049......................................................     3.13%       04/01/29          113,288
        99,671     Pool AN5529......................................................     3.02%       06/01/28          102,491
       434,404     Pool AX2491......................................................     4.00%       10/01/44          459,547
       441,214     Pool MA2145......................................................     4.00%       01/01/45          467,152
        62,654     Pool MA2896......................................................     3.50%       02/01/47           64,980
       223,201     Pool MA2915......................................................     3.00%       02/01/27          230,965
       270,000     Pool TBA (b).....................................................     3.00%       10/25/31          278,796
     2,105,000     Pool TBA (b).....................................................     4.50%       11/25/44        2,264,848


Page 8                  See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2017

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

                PASS-THROUGH SECURITIES (CONTINUED)
                Federal National Mortgage Association (Continued)
$      780,000     Pool TBA (b).....................................................     3.50%       06/25/46    $     808,244
     1,115,000     Pool TBA (b).....................................................     4.00%       06/25/46        1,178,241
       770,000     Pool TBA (b).....................................................     3.00%       01/25/47          778,933
                Government National Mortgage Association
       451,858     Pool MA4069......................................................     3.50%       11/20/46          471,883
       363,391     Pool MA4195......................................................     3.00%       01/20/47          371,373
       480,281     Pool MA4196......................................................     3.50%       01/20/47          501,565
       580,000     Pool TBA (b).....................................................     4.50%       01/20/45          616,592
       880,000     Pool TBA (b).....................................................     4.00%       05/20/46          927,472
       470,000     Pool TBA (b) ....................................................     3.50%       12/20/46          490,159
       250,000     Pool TBA (b) ....................................................     3.00%       02/20/47          255,205
                                                                                                                 -------------
                                                                                                                    14,697,403
                                                                                                                 -------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES........................................     14,870,588
                (Cost $14,720,030)                                                                               -------------

CORPORATE BONDS -- 27.2%

                AGRICULTURE -- 0.1%
        50,000  BAT Capital Corp. (c)...............................................     2.76%       08/15/22           50,488
                                                                                                                 -------------
                AIRLINES -- 1.5%
       142,899  American Airlines Pass-Through Trust, Series 2015-2, Class AA.......     3.60%       09/22/27          148,222
       368,322  Continental Airlines Pass-Through Trust, Series 2007-1, Class A.....     5.98%       04/19/22          406,075
       166,978  Delta Air Lines Pass-Through Trust, Series 2002-1, Class G-1........     6.72%       01/02/23          188,059
                                                                                                                 -------------
                                                                                                                       742,356
                                                                                                                 -------------
                AUTO MANUFACTURERS -- 0.4%
       200,000  Ford Motor Credit Co. LLC...........................................     2.24%       06/15/18          200,808
                                                                                                                 -------------
                AUTO PARTS & EQUIPMENT -- 0.0%
        11,000  Goodyear Tire & Rubber (The) Co.....................................     4.88%       03/15/27           11,220
                                                                                                                 -------------
                BANKS -- 9.9%
       582,000  Bank of America Corp., Medium-Term Note.............................     6.88%       04/25/18          600,948
       350,000  Bank of America Corp., Medium-Term Note.............................     5.65%       05/01/18          358,843
       250,000  Citigroup, Inc......................................................     1.80%       02/05/18          250,187
       500,000  Citigroup, Inc......................................................     2.50%       09/26/18          503,835
       200,000  Discover Bank.......................................................     2.60%       11/13/18          201,671
       150,000  Goldman Sachs Group, (The), Inc.....................................     6.15%       04/01/18          153,783
       300,000  Goldman Sachs Group, (The), Inc., Global Medium-Term Note...........     7.50%       02/15/19          323,902
        50,000  Goldman Sachs Group, (The), Inc., 3 Mo. LIBOR + 1.51% (d)...........     3.69%       06/05/28           50,925
       125,000  JPMorgan Chase & Co., 3 Mo. LIBOR + 1.38% (d).......................     3.54%       05/01/28          127,399
       750,000  JPMorgan Chase & Co., Medium-Term Note, Series H....................     1.70%       03/01/18          750,301
       500,000  Morgan Stanley, Series 3NC2, 3 Mo. LIBOR + 0.80% (d)................     2.11%       02/14/20          502,502
       250,000  PNC Bank N.A........................................................     1.50%       02/23/18          250,036
       175,000  Wachovia Corp., Medium-Term Note....................................     5.75%       02/01/18          177,968
       250,000  Wells Fargo & Co....................................................     3.00%       10/23/26          247,468
       534,000  Wells Fargo Bank N.A., Medium-Term Note.............................     1.65%       01/22/18          534,369
                                                                                                                 -------------
                                                                                                                     5,034,137
                                                                                                                 -------------


                        See Notes to Financial Statements                 Page 9

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2017

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
CORPORATE BONDS (CONTINUED)

                BIOTECHNOLOGY -- 1.1%
$      200,000  Baxalta, Inc........................................................     2.00%       06/22/18    $     200,408
       200,000  Celgene Corp........................................................     3.55%       08/15/22          209,815
       175,000  Gilead Sciences, Inc................................................     2.95%       03/01/27          174,198
                                                                                                                 -------------
                                                                                                                       584,421
                                                                                                                 -------------
                CHEMICALS -- 0.0%
        24,000  Valvoline, Inc. (c).................................................     5.50%       07/15/24           25,530
                                                                                                                 -------------
                COMMERCIAL SERVICES -- 0.5%
        10,000  Gartner, Inc. (c)...................................................     5.13%       04/01/25           10,563
       200,000  Moody's Corp., 3 Mo. LIBOR + 0.35% (d)..............................     1.67%       09/04/18          200,411
        50,000  Service Corp. International.........................................     4.50%       11/15/20           50,750
                                                                                                                 -------------
                                                                                                                       261,724
                                                                                                                 -------------
                COSMETICS/PERSONAL CARE -- 0.0%
        25,000  First Quality Finance Co., Inc. (c).................................     5.00%       07/01/25           25,500
                                                                                                                 -------------
                DIVERSIFIED FINANCIAL SERVICES -- 1.5%
       250,000  American Express Co.................................................     1.55%       05/22/18          249,988
       175,000  American Express Credit Corp., Medium-Term Note.....................     1.80%       07/31/18          175,265
       100,000  Bear Stearns Cos. (The) LLC.........................................     7.25%       02/01/18          102,235
       250,000  International Lease Finance Corp. (c)...............................     7.13%       09/01/18          262,548
                                                                                                                 -------------
                                                                                                                       790,036
                                                                                                                 -------------
                ELECTRIC -- 1.7%
       300,000  Alabama Power Capital Trust V, 3 Mo. LIBOR + 3.10% (d)..............     4.40%       10/01/42          297,220
        50,000  FirstEnergy Corp., Series B.........................................     3.90%       07/15/27           51,183
       200,000  Pennsylvania Electric Co., Series C.................................     6.63%       04/01/19          212,609
       300,000  Southwestern Electric Power Co......................................     3.55%       02/15/22          313,077
                                                                                                                 -------------
                                                                                                                       874,089
                                                                                                                 -------------
                ENVIRONMENTAL CONTROL -- 0.3%
        50,000  Clean Harbors, Inc..................................................     5.13%       06/01/21           51,000
       100,000  Republic Services, Inc..............................................     3.80%       05/15/18          101,479
                                                                                                                 -------------
                                                                                                                       152,479
                                                                                                                 -------------
                FOOD -- 0.4%
       175,000  Kraft Heinz Foods Co................................................     4.38%       06/01/46          170,363
        20,000  Lamb Weston Holdings, Inc. (c)......................................     4.63%       11/01/24           20,725
                                                                                                                 -------------
                                                                                                                       191,088
                                                                                                                 -------------
                FOOD SERVICE -- 0.0%
        15,000  Aramark Services, Inc...............................................     4.75%       06/01/26           15,755
                                                                                                                 -------------
                GAS -- 0.4%
       200,000  Spire, Inc..........................................................     3.54%       02/27/24          204,270
                                                                                                                 -------------
                HEALTHCARE-SERVICES -- 1.6%
       100,000  Anthem, Inc.........................................................     7.00%       02/15/19          107,177
       150,000  Anthem, Inc.........................................................     3.30%       01/15/23          155,529
        38,000  Centene Corp........................................................     4.75%       01/15/25           39,330
        15,000  DaVita, Inc.........................................................     5.13%       07/15/24           15,338
        10,000  DaVita, Inc.........................................................     5.00%       05/01/25           10,163
        14,000  HCA, Inc............................................................     6.50%       02/15/20           15,281
        70,000  HCA, Inc............................................................     5.00%       03/15/24           74,550
       200,000  Kaiser Foundation Hospitals.........................................     3.50%       04/01/22          210,529
        15,000  Molina Healthcare, Inc. (c).........................................     4.88%       06/15/25           14,813
       100,000  Northwell Healthcare, Inc...........................................     3.98%       11/01/46           98,050


Page 10                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2017

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
CORPORATE BONDS (CONTINUED)

                HEALTHCARE-SERVICES (CONTINUED)
$       29,000  Tenet Healthcare Corp...............................................     4.50%       04/01/21    $      29,725
        20,000  WellCare Health Plans, Inc..........................................     5.25%       04/01/25           21,000
                                                                                                                 -------------
                                                                                                                       791,485
                                                                                                                 -------------
                HOUSEHOLD PRODUCTS/WARES -- 0.1%
        30,000  Central Garden & Pet Co.............................................     6.13%       11/15/23           32,100
                                                                                                                 -------------
                INTERNET -- 0.2%
        75,000  Amazon.com, Inc. (c)................................................     3.15%       08/22/27           76,509
        15,000  Zayo Group LLC / Zayo Capital, Inc. (c).............................     5.75%       01/15/27           15,956
                                                                                                                 -------------
                                                                                                                        92,465
                                                                                                                 -------------
                MEDIA -- 0.6%
        25,000  CCO Holdings LLC / CCO Holdings Capital Corp. (c)...................     5.13%       05/01/27           25,813
        50,000  CSC Holdings LLC....................................................     5.25%       06/01/24           51,437
        25,000  Sirius XM Radio, Inc. (c)...........................................     3.88%       08/01/22           25,563
        25,000  TEGNA, Inc. (c).....................................................     5.50%       09/15/24           26,406
       150,000  Time Warner Cable LLC...............................................     5.88%       11/15/40          161,480
                                                                                                                 -------------
                                                                                                                       290,699
                                                                                                                 -------------
                OIL AND GAS -- 0.2%
        15,000  Antero Resources Corp...............................................     5.00%       03/01/25           14,775
        20,000  Diamondback Energy, Inc.............................................     4.75%       11/01/24           20,150
         7,000  Gulfport Energy Corp. (c)...........................................     6.38%       05/15/25            6,913
        15,000  Newfield Exploration Co.............................................     5.75%       01/30/22           15,900
        10,000  Newfield Exploration Co.............................................     5.63%       07/01/24           10,700
        15,000  Parsley Energy LLC / Parsley Finance Corp. (c)......................     6.25%       06/01/24           15,712
         5,000  QEP Resources, Inc..................................................     5.38%       10/01/22            4,838
         5,000  QEP Resources, Inc..................................................     5.25%       05/01/23            4,775
                                                                                                                 -------------
                                                                                                                        93,763
                                                                                                                 -------------
                PACKAGING & CONTAINERS -- 0.4%
        17,000  Ball Corp...........................................................     5.25%       07/01/25           18,594
        25,000  Crown Americas LLC / Crown Americas Capital Corp. V.................     4.25%       09/30/26           25,188
        50,000  Graphic Packaging International, Inc................................     4.88%       11/15/22           53,187
        50,000  Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
                   Group Issuer Lu..................................................     5.75%       10/15/20           50,995
        50,000  Sealed Air Corp. (c)................................................     5.25%       04/01/23           53,749
                                                                                                                 -------------
                                                                                                                       201,713
                                                                                                                 -------------
                PHARMACEUTICALS -- 0.3%
       100,000  AbbVie, Inc.........................................................     3.20%       05/14/26          100,108
        75,000  Johnson & Johnson...................................................     3.63%       03/03/37           78,596
                                                                                                                 -------------
                                                                                                                       178,704
                                                                                                                 -------------
                PIPELINES -- 1.7%
         9,000  Cheniere Corpus Christi Holdings LLC (c)............................     5.13%       06/30/27            9,338
       145,000  Energy Transfer L.P.................................................     5.20%       02/01/22          157,474
       150,000  Kinder Morgan, Inc..................................................     5.30%       12/01/34          156,341
        50,000  Plains All American Pipeline L.P. / PAA Finance Corp................     4.65%       10/15/25           51,982
        45,000  Rockies Express Pipeline LLC (c)....................................     5.63%       04/15/20           47,588
       100,000  Ruby Pipeline LLC (c)...............................................     6.00%       04/01/22          107,156
       100,000  Sabine Pass Liquefaction LLC........................................     5.63%       03/01/25          110,470
       200,000  Spectra Energy Partners L.P.........................................     4.60%       06/15/21          212,864
                                                                                                                 -------------
                                                                                                                       853,213
                                                                                                                 -------------


                        See Notes to Financial Statements                Page 11

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2017

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
CORPORATE BONDS (CONTINUED)

                REAL ESTATE INVESTMENT TRUSTS -- 2.1%
$      150,000  Alexandria Real Estate Equities, Inc................................     2.75%       01/15/20    $     151,758
       175,000  Boston Properties L.P...............................................     2.75%       10/01/26          168,584
       125,000  CC Holdings GS V LLC / Crown Castle GS III Corp.....................     3.85%       04/15/23          131,880
       250,000  HCP, Inc............................................................     3.88%       08/15/24          261,098
        40,000  MGM Growth Properties Operating Partnership L.P. / MGP Finance
                   Co.-Issuer, Inc..................................................     5.63%       05/01/24           43,700
        22,000  SBA Communications Corp.............................................     4.88%       09/01/24           22,770
       200,000  Ventas Realty L.P. / Ventas Capital Corp............................     2.70%       04/01/20          202,647
        75,000  Welltower, Inc......................................................     4.50%       01/15/24           81,783
                                                                                                                 -------------
                                                                                                                     1,064,220
                                                                                                                 -------------
                RETAIL -- 0.7%
       150,000  CVS Health Corp.....................................................     3.88%       07/20/25          157,806
        25,000  KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America
                   LLC (c)..........................................................     5.25%       06/01/26           26,406
       150,000  Walgreens Boots Alliance, Inc.......................................     3.80%       11/18/24          156,462
                                                                                                                 -------------
                                                                                                                       340,674
                                                                                                                 -------------
                SOFTWARE -- 0.2%
        12,000  CDK Global, Inc. (c)................................................     4.88%       06/01/27           12,210
        15,000  Change Healthcare Holdings LLC / Change Healthcare Finance,
                   Inc. (c).........................................................     5.75%       03/01/25           15,488
        22,000  First Data Corp. (c)................................................     5.00%       01/15/24           22,990
        25,000  MSCI, Inc. (c)......................................................     4.75%       08/01/26           26,000
        35,000  Quintiles IMS, Inc. (c).............................................     4.88%       05/15/23           36,574
                                                                                                                 -------------
                                                                                                                       113,262
                                                                                                                 -------------
                TELECOMMUNICATIONS -- 1.3%
       100,000  AT&T, Inc...........................................................     3.80%       03/15/22          104,663
       250,000  AT&T, Inc...........................................................     4.35%       06/15/45          227,675
        32,000  Sprint Communications, Inc. (c).....................................     9.00%       11/15/18           34,600
        50,000  T-Mobile USA, Inc...................................................     6.63%       04/01/23           52,813
       250,000  Verizon Communications, Inc.........................................     4.86%       08/21/46          248,531
                                                                                                                 -------------
                                                                                                                       668,282
                                                                                                                 -------------
                TOTAL CORPORATE BONDS..........................................................................     13,884,481
                (Cost $13,707,801)                                                                               -------------

ASSET-BACKED SECURITIES -- 9.1%

                Asset Backed Funding Certificates Trust
       234,525     Series 2006-OPT1, Class A2, 1 Mo. LIBOR + 0.14% (d)..............     1.37%       09/25/36          227,746
                Citigroup Mortgage Loan Trust
       187,192     Series 2006-HE1, Class M2, 1 Mo. LIBOR + 0.34% (d)...............     1.57%       01/25/36          187,402
                First Franklin Mortgage Loan Trust
       345,970     Series 2006-FF13, Class A2C, 1 Mo. LIBOR + 0.16% (d).............     1.39%       10/25/36          257,364
                JPMorgan Mortgage Acquisition Trust
       260,000     Series 2006-ACC1, Class M1, 1 Mo. LIBOR + 0.27% (d)..............     1.50%       05/25/36          254,394
                MID-State Trust
       269,763     Series 2003-11, Class A1.........................................     4.86%       07/15/38          281,283
                Navient Student Loan Trust
       101,029     Series 2014-5, Class A, 1 Mo. LIBOR + 0.62% (d)..................     1.85%       03/25/83           99,991
       150,000     Series 2014-8, Class A3, 1 Mo. LIBOR + 0.60% (d).................     1.83%       05/27/49          149,512
       250,000     Series 2015-1, Class A2, 1 Mo. LIBOR + 0.60% (d).................     1.83%       04/25/40          249,339


Page 12                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2017

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
ASSET-BACKED SECURITIES (CONTINUED)

                Residential Asset Securities Trust
$      212,650     Series 2006-KS4, Class A4, 1 Mo. LIBOR + 0.24% (d)...............     1.47%       06/25/36    $     211,340
                Securitized Asset Backed Receivables LLC Trust
       260,000     Series 2006-OP1, Class M2, 1 Mo. LIBOR + 0.39% (d)...............     1.62%       10/25/35          253,754
                SLC Student Loan Trust
       228,619     Series 2006-1, Class A5, 3 Mo. LIBOR + 0.11% (d).................     1.36%       03/15/27          228,103
       280,000     Series 2006-1, Class A6, 3 Mo. LIBOR + 0.16% (d).................     1.41%       03/15/55          262,150
       130,000     Series 2006-2, Class A6, 3 Mo. LIBOR + 0.16% (d).................     1.41%       09/15/39          123,815
                SLM Student Loan Trust
       250,000     Series 2005-5, Class A5, 3 Mo. LIBOR + 0.75% (d).................     2.06%       10/25/40          245,163
       250,000     Series 2006-2, Class A6, 3 Mo. LIBOR + 0.17% (d).................     1.48%       01/25/41          241,904
       190,935     Series 2006-5, Class A5, 3 Mo. LIBOR + 0.11% (d).................     1.42%       01/25/27          190,647
       100,000     Series 2006-8, Class A6, 3 Mo. LIBOR + 0.16% (d).................     1.47%       01/25/41           94,457
       220,718     Series 2007-6, Class A4, 3 Mo. LIBOR + 0.38% (d).................     1.69%       10/25/24          221,131
        80,000     Series 2007-7, Class B, 3 Mo. LIBOR + 0.75% (d)..................     2.06%       10/27/70           73,382
       228,468     Series 2012-2, Class A, 1 Mo. LIBOR + 0.70% (d)..................     1.93%       01/25/29          229,444
       129,646     Series 2012-3, Class A, 1 Mo. LIBOR + 0.65% (d)..................     1.88%       12/27/38          130,642
        91,535     Series 2013-3, Class A2, 1 Mo. LIBOR + 0.30% (d).................     1.53%       05/26/20           91,566
                Soundview Home Loan Trust
       230,000     Series 2006-2, Class M1, 1 Mo. LIBOR + 0.33% (d).................     1.56%       03/25/36          229,666
                Wells Fargo Home Equity Trust
       100,000     Series 2005-2, Class M4, 1 Mo. LIBOR + 0.54% (d).................     1.77%       04/25/35          100,297
                                                                                                                 -------------
                TOTAL ASSET-BACKED SECURITIES..................................................................      4,634,492
                (Cost $4,573,472)                                                                                -------------

MORTGAGE-BACKED SECURITIES -- 7.4%

                COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.4%
                BCAP LLC Trust
        52,314     Series 2012-RR2, Class 2A4 (c) (d) (e)...........................     3.05%       12/26/36           52,255
                Bear Stearns ALT-A Trust
       164,688     Series 2004-6, Class 1A, 1 Mo. LIBOR + 0.64% (d).................     1.87%       07/25/34          164,624
                Bear Stearns Mortgage Funding Trust
       279,044     Series 2006-AR1, Class 1A1, 1 Mo. LIBOR + 0.21% (d)..............     1.44%       07/25/36          257,672
                Credit Suisse Mortgage Trust
       200,682     Series 2011-5R, Class 2A1 (c) (d) (e)............................     3.28%       08/27/46          202,736
                Deephaven Residential Mortgage Trust
       200,924     Series 2017-1A, Class A1 (c) (d) (e).............................     2.73%       12/26/46          202,027
                GMACM Mortgage Loan Trust
       142,919     Series 2006-AR1, Class 1A1 (d) (e)...............................     3.85%       04/19/36          136,263
                GreenPoint Mortgage Funding Trust
       256,312     Series 2006-AR1, Class A1A, 1 Mo. LIBOR + 0.29% (d)..............     1.52%       02/25/36          246,349
                Impac Secured Assets Corp.
       216,599     Series 2004-3, Class 1A4, 1 Mo. LIBOR + 0.80% (d)................     2.03%       11/25/34          215,361
                Lehman XS Trust
       265,092     Series 2006-16N, Class A4A, 1 Mo. LIBOR + 0.19% (d)..............     1.42%       11/25/46          242,505
                Morgan Stanley Mortgage Loan Trust
       192,715     Series 2005-2AR, Class A, 1 Mo. LIBOR + 0.26% (d)................     1.49%       04/25/35          186,818
                Structured Adjustable Rate Mortgage Loan Trust
       125,923     Series 2004-12, Class 3A1 (d) (e)................................     3.40%       09/25/34          126,001


                        See Notes to Financial Statements                Page 13

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2017

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
MORTGAGE-BACKED SECURITIES (CONTINUED)

                Residential Asset Securities Trust
                COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                WaMu Mortgage Pass-Through Certificates Trust
$      232,463     Series 2005-AR1, Class A2A1, 1 Mo. LIBOR + 0.68% (d).............     1.91%       01/25/45    $     232,102
       239,707     Series 2005-AR15, Class A1A1, 1 Mo. LIBOR + 0.26% (d)............     1.49%       11/25/45          237,261
       242,672     Series 2006-AR3, Class A1A, 12 Mo. U.S. Treasury Securities
                      moving average + 1.00% (d)....................................     1.83%       02/25/46          238,458
                                                                                                                 -------------
                                                                                                                     2,740,432
                                                                                                                 -------------
                COMMERCIAL MORTGAGE-BACKED OBLIGATIONS-- 2.0%
                Banc of America Merrill Lynch Large Loan Commercial Mortgage
                   Securities Trust
        50,000     Series 2012-PARK, Class A (c)....................................     2.96%       12/10/30           51,524
                COMM Mortgage Trust
       225,000     Series 2012-CR5, Class A3........................................     2.54%       12/10/45          226,908
                GRACE Mortgage Trust
        50,000     Series 2014-GRCE, Class A (c)....................................     3.37%       06/10/28           52,227
                GS Mortgage Securities Corp. Trust
        50,000     Series 2012-SHOP, Class A (c)....................................     2.93%       06/05/31           50,816
                Morgan Stanley Bank of America Merrill Lynch Trust
       235,000     Series 2014-C17, Class A3........................................     3.53%       08/15/47          246,880
                Morgan Stanley Capital I Trust
        50,000     Series 2014-MP, Class A (c)......................................     3.47%       08/11/33           52,235
                OBP Depositor LLC Trust
        45,000     Series 2010-OBP, Class A (c).....................................     4.65%       07/15/45           47,892
                RBS Commercial Funding, Inc. Trust
        50,000     Series 2013-GSP, Class A (c) (d) (e).............................     3.96%       01/13/32           53,567
                UBS-Barclays Commercial Mortgage Trust
       250,000     Series 2013-C6, Class A3.........................................     2.97%       04/10/46          256,830
                                                                                                                 -------------
                                                                                                                     1,038,879
                                                                                                                 -------------
                TOTAL MORTGAGE-BACKED SECURITIES...............................................................      3,779,311
                (Cost $3,702,068)                                                                                -------------

MUNICIPAL BONDS -- 3.4%

                CALIFORNIA -- 1.5%
       300,000  CA St Build America Bonds...........................................     7.95%       03/01/36          343,686
       130,000  Met Wtr Dist of Sthrn CA Build America Bonds........................     6.54%       07/01/39          140,732
       225,000  Univ of CA Rev TXBL Gen Ref, Ser AJ.................................     4.60%       05/15/31          253,098
                                                                                                                 -------------
                                                                                                                       737,516
                                                                                                                 -------------
                FLORIDA -- 0.3%
       125,000  FL St Turnpike Auth Build America Bonds.............................     6.80%       07/01/39          135,526
                                                                                                                 -------------
                NEW YORK -- 1.6%
       400,000  New York City NY Transitional Fin Auth Rev Qualified Sch Constr,
                   Ser BD G-3.......................................................     5.27%       05/01/27          476,980
       300,000  NY St Dorm Auth Personal Income Tax Rev Build America Bonds,
                   Ser A............................................................     5.50%       03/15/30          359,520
                                                                                                                 -------------
                                                                                                                       836,500
                                                                                                                 -------------
                TOTAL MUNICIPAL BONDS..........................................................................      1,709,542
                (Cost $1,680,062)                                                                                -------------


Page 14                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2017

  PRINCIPAL
    VALUE
    (LOCAL                                                                              STATED        STATED         VALUE
  CURRENCY)                                 DESCRIPTION                                 COUPON       MATURITY    (U.S. DOLLAR)
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
FOREIGN SOVEREIGN BONDS -- 2.6%

                BRAZIL -- 0.5%
       250,000  Brazilian Government International Bond (USD).......................     4.25%       01/07/25    $     252,813
                                                                                                                 -------------
                INDONESIA -- 0.5%
       250,000  Indonesia Government International Bond, Medium-Term Note,
                   Series REGS (USD)................................................     4.75%       01/08/26          273,842
                                                                                                                 -------------
                JAPAN -- 1.6%
    90,000,000  Japan Treasury Discount Bill, Series 691 (JPY)......................      (f)        09/25/17          818,717
                                                                                                                 -------------
                TOTAL FOREIGN SOVEREIGN BONDS..................................................................      1,345,372
                (Cost $1,321,353)                                                                                -------------

FOREIGN CORPORATE BONDS -- 2.6%

                AGRICULTURE -- 0.2%
       100,000  BAT International Finance PLC (USD) (c).............................     1.85%       06/15/18          100,029
                                                                                                                 -------------
                BANKS -- 0.3%
       150,000  Santander UK PLC (USD)..............................................     2.50%       03/14/19          151,585
                                                                                                                 -------------
                COMMERCIAL SERVICES -- 0.0%
        17,000  IHS Markit Ltd. (USD) (c)...........................................     5.00%       11/01/22           18,623
                                                                                                                 -------------
                HOUSEHOLD PRODUCTS/WARES -- 0.4%
       200,000  Reckitt Benckiser Treasury Services PLC (USD) (c)...................     2.75%       06/26/24          201,046
                                                                                                                 -------------
                LEISURE TIME -- 0.1%
        50,000  NCL Corp. Ltd. (USD) (c)............................................     4.63%       11/15/20           51,375
                                                                                                                 -------------
                MEDIA -- 0.3%
       125,000  Sky PLC (USD) (c)...................................................     6.10%       02/15/18          127,483
                                                                                                                 -------------
                OIL & GAS SERVICES -- 0.1%
        23,750  Transocean Proteus Ltd. (USD) (c)...................................     6.25%       12/01/24           24,997
                                                                                                                 -------------
                OIL AND GAS -- 0.5%
        20,000  Canadian Natural Resources Ltd. (USD)...............................     3.85%       06/01/27           20,051
       250,000  Petroleos Mexicanos (USD)...........................................     4.50%       01/23/26          253,063
                                                                                                                 -------------
                                                                                                                       273,114
                                                                                                                 -------------
                PHARMACEUTICALS -- 0.5%
       100,000  Allergan Funding SCS (USD)..........................................     3.80%       03/15/25          104,730
       100,000  AstraZeneca PLC (USD)...............................................     3.13%       06/12/27           99,929
        60,000  Valeant Pharmaceuticals International, Inc. (USD) (c)...............     5.88%       05/15/23           51,450
                                                                                                                 -------------
                                                                                                                       256,109
                                                                                                                 -------------
                RETAIL -- 0.2%
        25,000  1011778 BC ULC / New Red Finance, Inc. (USD) (c)....................     4.25%       05/15/24           25,375
       100,000  Alimentation Couche-Tard, Inc. (USD) (c)............................     3.55%       07/26/27          101,380
                                                                                                                 -------------
                                                                                                                       126,755
                                                                                                                 -------------
                TOTAL FOREIGN CORPORATE BONDS..................................................................      1,331,116
                (Cost $1,297,878)                                                                                -------------


                        See Notes to Financial Statements                Page 15

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2017

  PRINCIPAL                                                                             STATED        STATED
    VALUE                                   DESCRIPTION                                 COUPON       MATURITY        VALUE
--------------  --------------------------------------------------------------------  -----------  ------------  -------------
U.S. TREASURY BILLS -- 0.8%

$       25,000  U.S. Treasury Bill (g)..............................................      (f)        09/07/17    $      24,996
       380,000  U.S. Treasury Bill..................................................      (f)        01/25/18          378,432
                                                                                                                 -------------
                TOTAL U.S. TREASURY BILLS......................................................................        403,428
                (Cost $403,354)                                                                                  -------------


    SHARES                                                DESCRIPTION                                                VALUE
--------------  -----------------------------------------------------------------------------------------------  -------------
MONEY MARKET FUNDS -- 1.0%

       501,058  JPMorgan 100% U.S. Treasury Securities Money Market Fund 0.86% (h).............................        501,058
                (Cost $501,058)                                                                                  -------------
                TOTAL INVESTMENTS -- 114.4%....................................................................     58,335,283
                (Cost $57,607,552) (i)
                NET OTHER ASSETS AND LIABILITIES -- (14.4)%....................................................     (7,324,693)
                                                                                                                 -------------
                NET ASSETS -- 100.0%...........................................................................  $  51,010,590
                                                                                                                 =============


FORWARD FOREIGN CURRENCY CONTRACTS (see Note 2D - Forward Foreign Currency Contracts in the Notes to Financial Statements):

                                      FORWARD FOREIGN CURRENCY CONTRACTS
                                -----------------------------------------------
                                                                PURCHASE VALUE     SALE VALUE       UNREALIZED
  SETTLEMENT                        AMOUNT          AMOUNT           AS OF            AS OF        APPRECIATION
     DATE        COUNTERPARTY     PURCHASED          SOLD       AUGUST 31, 2017  AUGUST 31, 2017  (DEPRECIATION)
--------------  --------------  --------------  --------------  ---------------  ---------------  --------------
   09/25/17          GSIL       USD    812,909  JPY 90,000,000  $       812,909  $       819,637  $       (6,728)
                                                                                                  --------------
Net Unrealized Appreciation (Depreciation)......................................................  $       (6,728)
                                                                                                  ==============

See Note 2E - Offsetting on the Statement of Assets and Liabilities in the Notes to Financial Statements for a table that presents the forward foreign currency contracts' assets and liabilities on a gross basis.

Counterparty Abbreviations:
GSIL Goldman Sachs International, London

FUTURES CONTRACTS (see Note 2C - Futures Contracts in the Notes to Financial Statements):

                                                                                          UNREALIZED
                                                                                         APPRECIATION
                                           NUMBER OF      EXPIRATION       CURRENT      (DEPRECIATION)/
    FUTURES CONTRACTS        POSITION      CONTRACTS         DATE       NOTIONAL VALUE       VALUE
--------------------------  -----------  -------------  --------------  --------------  ---------------
U.S. 2-Year Treasury Notes     Long           15           Dec-2017     $    3,244,687  $         1,533
                                                                        ==============  ===============

-----------------------------

(a) Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

(b) All or a portion of this security is part of a mortgage dollar roll agreement (see Note 2G - Mortgage Dollar Rolls and TBA Transactions in the Notes to Financial Statements).

(c) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by TCW Investment Management Company LLC (the "Sub-Advisor"). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At August 31, 2017, securities noted as such amounted to $2,462,175 or 4.8% of net assets.

(d)   Floating or variable rate security.

(e) Collateral Strip Rate bond. Interest is based on the weighted net interest rate of the investment's underlying collateral. The interest rate resets periodically.


Page 16                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2017

(f)   Zero coupon security.

(g) All or a portion of this security is segregated as collateral for open futures contracts.

(h)   Rate shown reflects yield as of August 31, 2017.

(i) The aggregate cost for federal income tax purposes is $57,709,459. As of August 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $696,347 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $75,718. The net unrealized appreciation was $620,629. The amounts presented are inclusive of derivative contracts.

LIBOR - London Interbank Offered Rates

TBA   - To-Be-Announced Security


Currency Abbreviations:
JPY     Japanese Yen
USD     United States Dollar

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                    ASSETS TABLE
                                                                                        LEVEL 2          LEVEL 3
                                                       TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                     VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                     8/31/2017         PRICES           INPUTS           INPUTS
                                                   -------------    -------------    -------------    -------------
U.S. Government Bonds and Notes..................  $  15,875,895    $          --    $  15,875,895    $          --
U.S. Government Agency Mortgage-Backed
   Securities....................................     14,870,588               --       14,870,588               --
Corporate Bonds*.................................     13,884,481               --       13,884,481               --
Asset-Backed Securities..........................      4,634,492               --        4,634,492               --
Mortgage-Backed Securities.......................      3,779,311               --        3,779,311               --
Municipal Bonds**................................      1,709,542               --        1,709,542               --
Foreign Sovereign Bonds***.......................      1,345,372               --        1,345,372               --
Foreign Corporate Bonds*.........................      1,331,116               --        1,331,116               --
U.S. Treasury Bills..............................        403,428               --          403,428               --
Money Market Funds...............................        501,058         501,058                --               --
                                                   -------------    -------------    -------------    -------------
Total Investments................................     58,335,283          501,058       57,834,225               --
Futures Contracts****............................          1,533            1,533               --               --
                                                   -------------    -------------    -------------    -------------
Total............................................  $  58,336,816    $     502,591    $  57,834,225    $          --
                                                   =============    =============    =============    =============


                                                 LIABILITIES TABLE
                                                                                        LEVEL 2          LEVEL 3
                                                       TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                     VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                     8/31/2017         PRICES           INPUTS           INPUTS
                                                   -------------    -------------    -------------    -------------
Forward Foreign Currency Contracts*****..........  $      (6,728)   $          --    $      (6,728)   $          --
                                                   =============    =============    =============    =============


*     See Portfolio of Investments for industry breakout.
**    See Portfolio of Investments for state breakout.
***   See Portfolio of Investments for country breakout.
**** Includes cumulative appreciation on futures contracts as reported in the Futures Contracts table. Only the current day's variation margin is presented on the Statement of Assets and Liabilities.
***** See the Forward Foreign Currency Contracts table for contract and currency detail.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at August 31, 2017.


                        See Notes to Financial Statements                Page 17

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2017

ASSETS:
Investments, at value..................................................      $   58,335,283
Receivables:
   Investment securities sold..........................................             872,027
   Interest............................................................             254,474
   Dividends...........................................................                 356
   Variation margin....................................................                 234
                                                                             --------------
     Total Assets......................................................          59,462,374
                                                                             --------------
LIABILITIES:
Unrealized depreciation on forward foreign currency contracts..........               6,728
Payables:
   Investment securities purchased ....................................           8,421,316
   Investment advisory fees............................................              23,740
                                                                             --------------
     Total Liabilities.................................................           8,451,784
                                                                             --------------
NET ASSETS.............................................................      $   51,010,590
                                                                             ==============
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $   50,040,100
Par value..............................................................              10,000
Accumulated net investment income (loss)...............................              10,848
Accumulated net realized gain (loss) on investments, futures contracts,  forward foreign currency contracts and foreign
      currency transactions............................................             227,106
Net unrealized appreciation (depreciation) on investments, futures
   contracts and forward foreign currency contracts....................             722,536
                                                                             --------------
NET ASSETS.............................................................      $   51,010,590
                                                                             ==============
NET ASSET VALUE, per share.............................................      $        51.01
                                                                             ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)..........................................           1,000,002
                                                                             ==============
Investments, at cost...................................................      $   57,607,552
                                                                             ==============


Page 18                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
STATEMENT OF OPERATIONS
FOR THE PERIOD FEBRUARY 14, 2017 (a) THROUGH AUGUST 31, 2017

INVESTMENT INCOME:
Interest...............................................................      $      640,123
Dividends..............................................................               3,725
Foreign tax withholding................................................                 (60)
                                                                             --------------
   Total investment income.............................................             643,788
                                                                             --------------

EXPENSES:
Investment advisory fees...............................................             177,106
                                                                             --------------
Total expenses.........................................................             177,106
Less fees waived by the investment advisor.............................             (27,247)
                                                                             --------------
Net expenses...........................................................             149,859
                                                                             --------------
NET INVESTMENT INCOME (LOSS)...........................................             493,929
                                                                             --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................             333,221
   Futures contracts...................................................               1,959
   Forward foreign currency contracts..................................              12,488
   Foreign currency transactions.......................................              (5,542)
                                                                             --------------
Net realized gain (loss)...............................................             342,126
                                                                             --------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................             727,731
   Futures contracts...................................................               1,533
   Forward foreign currency contracts..................................              (6,728)
                                                                             --------------
Net change in unrealized appreciation (depreciation)...................             722,536
                                                                             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................           1,064,662
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $    1,558,591
                                                                             ==============

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


                        See Notes to Financial Statements                Page 19

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
STATEMENT OF CHANGES IN NET ASSETS

                                                                             FOR THE PERIOD
                                                                             2/14/2017 (a)
                                                                                THROUGH
                                                                               8/31/2017
                                                                           ------------------
OPERATIONS:
Net investment income (loss)...........................................      $      493,929
Net realized gain (loss)...............................................             342,126
Net change in unrealized appreciation (depreciation)...................             722,536
                                                                             --------------
Net increase (decrease) in net assets resulting from operations........           1,558,591
                                                                             --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..................................................            (598,101)
                                                                             --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..............................................          50,050,100
Cost of shares redeemed................................................                  --
                                                                             --------------
Net increase (decrease) in net assets resulting from shareholder
   transactions........................................................          50,050,100
                                                                             --------------
Total increase (decrease) in net assets................................          51,010,590

NET ASSETS:
Beginning of period....................................................                  --
                                                                             --------------
End of period..........................................................      $   51,010,590
                                                                             ==============
Accumulated net investment income (loss) at end of period..............      $       10,848
                                                                             ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period................................                  --
Shares sold............................................................           1,000,002
Shares redeemed........................................................                  --
                                                                             --------------
Shares outstanding, end of period......................................           1,000,002
                                                                             ==============

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 20                 See Notes to Financial Statements

FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                               FOR THE PERIOD
                                                                2/14/2017 (a)
                                                                   THROUGH
                                                                  8/31/2017
                                                               ---------------
Net asset value, beginning of period..........................    $   50.00
                                                                  ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..................................         0.49
Net realized and unrealized gain (loss).......................         1.12
                                                                  ---------
Total from investment operations..............................         1.61
                                                                  ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.........................................        (0.60)
                                                                  ---------
Net asset value, end of period................................    $   51.01
                                                                  =========
TOTAL RETURN (b)..............................................         3.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........................    $  51,011
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets.................         0.65% (c)
Ratio of net expenses to average net assets...................         0.55% (c)
Ratio of net investment income (loss) to average net assets...         1.81% (c)
Portfolio turnover rate (d)...................................          231% (e)


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total return would have been lower if certain fees had not been waived by the investment advisor.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)   The portfolio turnover rate not including mortgage dollar rolls was 158%.


                        See Notes to Financial Statements                Page 21

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                                AUGUST 31, 2017

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of five funds that are offering shares. This report covers the First Trust TCW Opportunistic Fixed Income ETF (the "Fund"), which trades under the ticker "FIXD" on The Nasdaq Stock Market LLC ("Nasdaq"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are generally issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The Fund is an actively managed exchange-traded fund. The Fund's investment objective is to seek to maximize long-term total return. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (including investment borrowings) in fixed income securities of any credit quality. The Fund's investments principally include securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities; Treasury Inflation Protected Securities; agency and non-agency residential mortgage-backed securities; agency and non-agency commercial mortgage-backed securities; agency and non-agency asset-backed securities; domestic corporate bonds; fixed income securities issued by foreign corporations and foreign governments, including emerging markets; bank loans, including first lien senior secured floating rate bank loans; municipal bonds; and other debt securities bearing fixed interest rates of any maturity. The Fund may also invest in collateralized loan obligations, floating rate securities, variable rate securities and Rule 144A securities. The Fund may invest in to-be-announced transactions ("TBA Transactions"). The Fund may also invest in privately-issued mortgage-backed securities; however, the Fund will not invest more than 20% of its assets invested in fixed income securities in non-agency sponsored mortgage-backed securities. The Fund may invest up to 35% of its net assets in corporate, non-U.S. and non-agency debt and other securities rated below investment grade by one or more nationally recognized statistical rating organization, or, if unrated, judged to be of comparable quality by TCW Investment Management Company LLC ("TCW" or the "Sub-Advisor") (commonly referred to as "high yield" or "junk" bonds). The Fund may also invest up to 20% of its net assets in securities denominated in foreign currencies and securities of issuers with significant ties to emerging markets, as determined by the Sub-Advisor.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Corporate bonds, corporate notes, U.S. government securities, mortgage-backed securities, asset-backed securities, municipal securities and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                                AUGUST 31, 2017

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Forward foreign currency contracts are fair valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.

      Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;

      2)    the liquidity conditions in the relevant market and changes thereto;

      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates); 4) issuer-specific conditions (such as significant credit deterioration); and

      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of a security;

      4)    the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the Sub-Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities of the issuer, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

     10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

     11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's government leaders/officials (for sovereign debt only);

     12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

     13)    other relevant factors.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                                AUGUST 31, 2017

Because foreign markets may be open on different days than the days during which investors may transact in the shares of the Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of August 31, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At August 31, 2017, the Fund had no when-issued or delayed-delivery securities. At August 31, 2017, the Fund held $7,598,490 of forward purchase commitments.

C. FUTURES CONTRACTS

The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in "Net realized gain (loss) on futures contracts" on the Statement of Operations.

Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contacts are marked-to-market daily with the change in value recognized as a component of "Net change in unrealized appreciation (depreciation) on futures contracts" on the Statement of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in "Variation margin" receivable or payable on the Statement of Assets and Liabilities. If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                                AUGUST 31, 2017

D. FORWARD FOREIGN CURRENCY CONTRACTS

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in "Unrealized depreciation on forward foreign currency contracts" on the Statement of Assets and Liabilities. The change in unrealized appreciation/(depreciation) is included in "Net change in unrealized appreciation (depreciation) on forward foreign currency contracts" on the Statement of Operations. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or the cost of) the closing transaction and the Fund's basis in the contract. This realized gain or loss is included in "Net realized gain (loss) on forward foreign currency contracts" on the Statement of Operations. Risks arise from the possible inability of Counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the forward foreign currency contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

E. OFFSETTING ON THE STATEMENT OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statement of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency) for the non-defaulting Counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. At August 31, 2017, derivative assets and liabilities (by type) on a gross basis are as follows:

                                                                                       Gross Amounts
                                                                                     not Offset in the
                                                                                       Statement of
                                                                 Net Amounts of   Assets and Liabilities
                                              Gross Amounts     Assets Presented  -----------------------
                         Gross Amounts of     Offset in the     in the Statement               Collateral
                            Recognized     Statement of Assets   of Assets and     Financial    Amounts
                              Assets         and Liabilities      Liabilities     Instruments   Received   Net Amount
----------------------------------------------------------------------------------------------------------------------
Forward Foreign
   Currency Contracts*      $       --         $      --           $       --        $  --        $  --       $  --


                                                                                       Gross Amounts
                                                                                     not Offset in the
                                                                 Net Amounts of        Statement of
                                                                  Liabilities     Assets and Liabilities
                                              Gross Amounts        Presented      -----------------------
                         Gross Amounts of     Offset in the     in the Statement               Collateral
                            Recognized     Statement of Assets   of Assets and     Financial    Amounts
                           Liabilities       and Liabilities      Liabilities     Instruments   Pledged    Net Amount
----------------------------------------------------------------------------------------------------------------------
Forward Foreign
   Currency Contracts*      $  (6,728)         $      --           $  (6,728)        $  --        $  --       $(6,728)

* The respective Counterparties for each contract are disclosed in the Forward Foreign Currency Contracts table in the Portfolio of Investments.

The Fund does not have the right to offset financial assets and financial liabilities related to futures contracts on the Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                                AUGUST 31, 2017

F. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates will be included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates will be included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received will be included in "Net realized gain (loss) on foreign currency transactions" on the Statement of Operations. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase settlement date and subsequent sale trade date for fixed-income securities will be included in "Net realized gain (loss) on investments" on the Statement of Operations.

G. MORTGAGE DOLLAR ROLLS AND TBA TRANSACTIONS

The Fund may invest, without limitation, in mortgage dollar rolls. The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks, as determined by the Fund's Sub-Advisor. In a mortgage dollar roll, the Fund will sell (or buy) mortgage-backed securities for delivery on a specified date and simultaneously contract to repurchase (or sell) substantially similar (same type, coupon and maturity) securities on a future date. Mortgage dollar rolls are recorded as separate purchases and sales in the Fund. The Fund may also invest in TBA Transactions. A TBA Transaction is a method of trading mortgage-backed securities. TBA Transactions generally are conducted in accordance with widely accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA Transaction, the buyer and the seller agree on general trade parameters such as agency, settlement date, par amount and price.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized gains, if any, to shareholders at least annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom the shares were purchased makes such option available. Such shares will generally be reinvested by the broker based upon the market price of those shares and investors may be subject to customary brokerage commissions charged by the broker.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal period ended August 31, 2017 was as follows:

Distributions paid from:

Ordinary income....................................     $    598,101
Capital gain.......................................               --
Return of capital..................................               --

As of August 31, 2017, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income......................     $    337,765
Accumulated capital and other losses...............            2,096
Net unrealized appreciation (depreciation).........          620,629

I. INCOME TAXES

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                                AUGUST 31, 2017

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ending 2017 remains open to federal and state audit. As of August 31, 2017, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2017, the Fund had no non-expiring capital loss carryforwards for federal income tax purposes.

In order to present paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income
(loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Fund and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal period ended August 31, 2017, the adjustments for the Fund were as follows:


                                                          ACCUMULATED
                            ACCUMULATED                   NET REALIZED
                           NET INVESTMENT                 GAIN (LOSS)                     PAID-IN
                           INCOME (LOSS)                 ON INVESTMENTS                   CAPITAL
                         ------------------            ------------------            ------------------
                             $ 115,020                    $ (115,020)                       $ --


J. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

K. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosures about derivatives in a fund's financial statements, as well as other amendments. The compliance date for the amendments of Regulation S-X was August 1, 2017 and resulted in additional disclosure for variable interest rate and derivative instruments within the Portfolio of Investments. The compliance date for the new form types and other rule amendments is on or after June 1, 2018. Management is evaluating the new form types and other rule amendments that are effective on or after June 1, 2018 to determine the impact to the Fund.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

TCW serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. Pursuant to the Investment Management Agreement, between the Trust and the Advisor, and the Investment Sub-Advisory Agreement among the Fund, the Advisor and TCW, First Trust will supervise TCW and its management of the investment of the Fund's assets and will pay TCW for its services as the Fund's sub-advisor. First Trust will also be responsible for the Fund's expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.65% of its average daily net assets. Pursuant to a contractual agreement, First Trust has agreed to waive management fees of 0.10% of average daily net assets until February 13, 2019. The waiver agreement may be terminated by action of the Trust's Board of Trustees at any time upon 60 days' written notice by the Trust on behalf of the Fund or by the Fund's investment advisor only after February 13, 2019. During the fiscal period ended August 31, 2017, the Advisor waived fees of $27,247.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                                AUGUST 31, 2017

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

The cost of purchases of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the fiscal period ended August 31, 2017, were $146,573,591 and $29,219,753, respectively. The proceeds from sales and paydowns of U.S. Government securities and non-U.S. Government securities, excluding short-term investments, for the fiscal period ended August 31, 2017, were $116,445,807 and $4,770,140, respectively.

For the fiscal period ended August 31, 2017, the Fund had no in-kind transactions.

                           5. DERIVATIVE TRANSACTIONS

The following table presents the types of derivatives held by the Fund at August 31, 2017, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

                                               ASSET DERIVATIVES                       LIABILITY DERIVATIVES
                                    ----------------------------------------  ----------------------------------------
DERIVATIVES                           STATEMENT OF ASSETS AND                   STATEMENT OF ASSETS AND
INSTRUMENT          RISK EXPOSURE      LIABILITIES LOCATION         VALUE        LIABILITIES LOCATION         VALUE
------------------  --------------  ---------------------------  -----------  ---------------------------  -----------
Forward foreign     Currency Risk   Unrealized appreciation on                Unrealized depreciation on
currency contracts                  forward foreign currency                  forward foreign currency
                                    contracts                    $        --  contracts                    $     6,728

Futures contracts   Interest Rate   Variation margin
                    Risk            receivable                           234  Variation margin payable              --


The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the fiscal period ended August 31, 2017, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

STATEMENT OF OPERATIONS LOCATION
----------------------------------------------------------------------------
CURRENCY RISK EXPOSURE
Net realized gain (loss) on forward foreign currency contracts   $    12,488
Net change in unrealized appreciation (depreciation) on
   forward foreign currency contracts                                 (6,728)

INTEREST RATE RISK EXPOSURE
Net realized gain (loss) on futures contracts                          1,959
Net change in unrealized appreciation (depreciation) on
   futures contracts                                                   1,533

During the fiscal period ended August 31, 2017, the notional value of forward foreign currency contracts opened and closed were $2,711,195 and $1,898,286, respectively.

During the fiscal period ended August 31, 2017, the notional value of futures contracts opened and closed were $11,903,002 and $8,659,848, respectively.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                                AUGUST 31, 2017


                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. The Fund's Creation Units are generally issued and redeemed for cash. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 13, 2019.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined there was the following subsequent event:

On September 20, 2017, the Fund declared a distribution of $0.1011 per share to shareholders of record on September 22, 2017, payable September 29, 2017.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF:

We have audited the accompanying statement of assets and liabilities of First Trust TCW Opportunistic Fixed Income ETF, a series of the First Trust Exchange-Traded Fund VIII (the "Trust"), including the portfolio of investments, as of August 31, 2017, and the related statements of operations and changes in net assets and the financial highlights for the period February 14, 2017 (commencement of operations) through August 31, 2017. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017 by correspondence with the Trust's custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Trust TCW Opportunistic Fixed Income ETF as of August 31, 2017, and the results of its operations, changes in its net assets, and the financial highlights for the period February 14, 2017 (commencement of operations) through August 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
October 25, 2017

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                          AUGUST 31, 2017 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of the Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                            FEDERAL TAX INFORMATION

Distributions paid to foreign shareholders between the period February 14, 2017 and August 31, 2017 that were properly designated by the Fund as "interest-related dividends" or "short-term capital gain dividends," may not be subject to federal income tax provided that the income was earned directly by such foreign shareholders.

For the taxable period ended August 31, 2017, the following percentages of income dividend paid by the Fund qualified for the dividends received deduction available to corporations and is hereby designated as qualified dividend income:


     Dividends Received Deduction                 Qualified Dividend Income
     ----------------------------                 -------------------------
                0.00%                                       0.00%


                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD THE FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUND, PLEASE SEE THE FUND'S STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND VIII.

The following summarizes some of the risks that should be considered for the Fund.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the "Creations, Redemptions and Transaction Fees" Section) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the Fund's net asset value and possibly face delisting.

BANK LOANS RISK. An investment in bank loans subjects the Fund to credit risk, which is heightened for bank loans in which the Fund invests because companies that issue such loans tend to be highly leveraged and thus are more susceptible to the risks of interest deferral, default and/or bankruptcy. Bank loans in which the Fund may invest, are usually rated below investment grade but may also be unrated. As a result, the risks associated with these bank loans are similar to the risks of high yield fixed income instruments. An economic downturn would generally lead to a higher nonpayment rate, and a bank loan may lose significant market value before a default occurs. Moreover, any specific collateral used to secure a bank loan may decline in value or become illiquid, which would adversely affect the bank loan's value. Unlike the securities markets, there is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale, which may be longer than seven days in the case of certain Senior Loans. Bank loans are subject to a number of risks described in the Fund's prospectus, including liquidity risk and the risk of investing in below investment grade fixed income instruments. Furthermore, increases in interest rates may result in greater volatility of bank loans and average duration may fluctuate with fluctuations in interest rates. Unlike stocks and bonds, loans are not registered and otherwise may not be treated as securities under the federal securities laws, meaning investors in loans have less protection against improper practices than investors in securities that are registered under or are otherwise subject to the protections of the securities laws.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                          AUGUST 31, 2017 (UNAUDITED)

CALL RISK. If an issuer calls higher-yielding debt instruments held by the Fund, performance could be adversely impacted.

CASH TRANSACTIONS RISK. The Fund will, under most circumstances, effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

COLLATERALIZED LOAN OBLIGATION RISK. Certain collateralized loan obligations ("CLOs") may be thinly traded or have a limited trading market. CLOs are typically privately offered and sold. As a result, investments in CLOs may be characterized by the Fund as illiquid securities. In addition to the general risks associated with debt securities discussed herein, CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default;
(iii) the possibility that the investments in CLOs are subordinate to other classes or tranches thereof; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

COUNTERPARTY RISK. The Fund bears the risk that the counterparty to a contract with a third-party may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations, the Fund will lose money and the value of an investment in Fund shares may decrease. In addition, the Fund may engage in such investment transactions with a limited number of counterparties.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments. High yield and comparable unrated debt securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal.

CURRENCY EXCHANGE RATE RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

CURRENCY RISK. Because the Fund's net asset value is determined on the basis of U.S. dollars and the Fund may invest in non-U.S. dollar denominated securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up.

CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third party service providers, such as its administrator, transfer agent, custodian, or Sub-Advisor, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers.

DEBT SECURITIES RISK. An investment in the Fund involves risk associated with an investment in debt securities including the risk that certain of the securities in the Fund may not have the benefit of covenants that would prevent an issuer from engaging in capital restructurings or borrowing transactions in connection with corporate acquisitions, leveraged buyouts or restructurings. This limitation could reduce the ability of an issuer to meet its payment obligations and might result in increased credit risk. In addition, certain of the securities may be redeemed or prepaid by an issuer, resulting in lower interest payments received by the Fund and reduced distributions to shareholders.

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                          AUGUST 31, 2017 (UNAUDITED)

EMERGING MARKETS RISK. Investments in securities and instruments traded in developing or emerging markets or that provide exposure to such securities or markets can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Emerging market governments may, without prior warning, impose capital controls on the ability to transfer currency, securities or other assets. The Fund's ability to access certain developing or emerging markets also may be limited due to a variety of factors, including currency convertibility issues. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, cause the Fund's returns to differ from those available to domestic investors, adversely affect the trading market and price for Fund shares, and cause the Fund to decline in value.

FLUCTUATION OF NET ASSET VALUE RISK. The net asset value of shares of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on Nasdaq. The Fund's investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on Nasdaq at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund's investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.

HIGH YIELD SECURITIES RISK. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, are considered to be highly speculative. These securities are issued by issuers that may have narrowly focused operations and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.

ILLIQUID SECURITIES RISK. Some of the securities held by the Fund may be illiquid. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

INCOME RISK. Income from the Fund's fixed income investments could decline during periods of falling interest rates.

INDEX CONSTITUENT RISK. The Fund may be a constituent of one or more indices. As a result, the Fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving the Fund, the size of the Fund and the market volatility of the Fund. Inclusion in an index could significantly increase demand for the Fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, the Fund's net asset value could be negatively impacted and the Fund's market price may be significantly below the Fund's net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity. To the extent buying or selling activity increases, the Fund can be exposed to increased brokerage costs and adverse tax consequences and the market price of the Fund can be negatively affected.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the fixed income securities in the Fund will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term investments and higher for longer term investments. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security's expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Sub-Advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                          AUGUST 31, 2017 (UNAUDITED)

MARKET MAKER RISK. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on Nasdaq, which could result in a decrease in value of the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Fund shares.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in bond prices. Also, certain of these factors may affect the liquidity of the securities in the Fund's portfolio and make it more difficult for the Fund to sell them. Shares of the Fund could decline in value or underperform other investments.

MORTGAGE SECURITIES RISK. The Fund invests in mortgage-related securities, including mortgage-backed securities, which may make the Fund more susceptible to adverse economic, political or regulatory events that affect the value of real estate. Changes in local, state and federal policies could negatively impact the mortgage-related securities market, which include various government initiated and sponsored homeowner assistance programs and eminent domain issues. Mortgage-related securities may also face liquidity issues when the Fund seeks to sell such securities, but is unable to find buyers at a bid-ask spread to make the transaction feasible. These securities are also subject to the risk that the underlying borrowers may default on their mortgages, resulting in a non-payment of principal and interest. Finally, the mortgage-related securities market may be negatively impacted by regulatory changes including those that are related to the mandate or existence of the government-sponsored enterprises, Fannie Mae, Freddie Mac and Ginnie Mae. Mortgage-related securities are subject to the risk that the rate of mortgage prepayments decreases, which extends the average life of a security and increases the interest rate exposure.

MUNICIPAL OBLIGATIONS RISK. The Fund's investment in municipal securities subjects them to municipal obligations risk. Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of actual or anticipated changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal obligations. Inventories of municipal securities held by brokers and dealers have decreased in recent years, lessening their ability to make a market in these securities. This reduction in market making capacity has the potential to decrease the Fund's ability to buy or sell municipal securities, and increase price volatility and trading costs, particularly during periods of economic or market stress. In addition, the market for high yield debt has experienced decreased liquidity, and investor perception of increased risk has caused yield spreads to widen. As a result, the Fund may be forced to accept a lower price to sell a municipal security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance.

NEW FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, the Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents or it may hold cash.

NON-AGENCY DEBT RISK. Non-agency debt, including RMBS and CMBS that are not issued by a government-sponsored entity such as Fannie Mae, Freddie Mac and Ginnie Mae, are not afforded the protections of backing by the U.S. government. This makes such securities more susceptible to credit, liquidity and other risks discussed in the Fund's prospectus.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                          AUGUST 31, 2017 (UNAUDITED)

PREPAYMENT RISK. The loans and mortgage-related investments in which the Fund invests are subject to pre-payment risk. The degree to which borrowers prepay loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan.

REPURCHASE AGREEMENT RISK. The Fund's investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

RESTRICTED SECURITIES RISK. Investments in restricted securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities. Illiquid and restricted securities may be difficult to dispose of at the price at which the Fund has valued the securities and at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund recovers upon the sale of such securities. Investment of the Fund's assets in illiquid and restricted securities may restrict the Fund's ability to take advantage of market opportunities.

SOVEREIGN DEBT RISK. Investments in sovereign bonds involve special risks because the governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor's policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign bonds defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund's ability to obtain recourse may be limited. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

TBA TRANSACTIONS RISK. TBA Transactions involve a risk of loss if the value of the underlying security to be purchased by the Fund declines in value prior to the delivery date. Such transactions are also subject to the risk of the default or bankruptcy of the Fund's counterparty or that the security will not be issued. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.

TIPS RISK. TIPs are inflation-indexed fixed income securities issued by the U.S. Department of Treasury and are subject to the same risks as other fixed income investments. In a falling inflationary environment, both interest payments and the value of the TIPS will decline.

TRADING ISSUES RISK. Although the shares of the Fund are listed for trading on Nasdaq, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on Nasdaq may be halted due to market conditions or for reasons that, in the view of Nasdaq, make trading in shares inadvisable. In addition, trading in shares on Nasdaq is subject to trading halts caused by extraordinary market volatility pursuant to Nasdaq "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of Nasdaq necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on Nasdaq.

U.S. GOVERNMENT AND AGENCY SECURITIES RISK. The Fund may invest in U.S. government obligations. U.S. government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government or by various instrumentalities which have been established or sponsored by the U.S. government. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2017 (UNAUDITED)

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.

                                                                                                  NUMBER OF             OTHER
                                                                                                PORTFOLIOS IN      TRUSTEESHIPS OR
                                 TERM OF OFFICE                                                THE FIRST TRUST      DIRECTORSHIPS
       NAME, ADDRESS,            AND YEAR FIRST                                                 FUND COMPLEX       HELD BY TRUSTEE
      DATE OF BIRTH AND            ELECTED OR                PRINCIPAL OCCUPATIONS               OVERSEEN BY         DURING PAST
   POSITION WITH THE TRUST          APPOINTED                 DURING PAST 5 YEARS                  TRUSTEE             5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee    o Indefinite Term   Physician, Officer, Wheaton Orthopedics;         149         None
c/o First Trust Advisors L.P.                       Limited Partner, Gundersen Real Estate
120 E. Liberty Drive,           o Since Inception   Limited Partnership (June 1992 to
  Suite 400 2016);                                  December Member, Sportsmed LLC
Wheaton, IL 60187                                   (April 2007 to November 2015)
D.O.B.: 04/51


Thomas R. Kadlec, Trustee       o Indefinite Term   President, ADM Investor Services, Inc.           149         Director of ADM
c/o First Trust Advisors L.P.                       (Futures Commission Merchant)                                Investor Services,
120 E. Liberty Drive,           o Since Inception                                                                Inc., ADM
  Suite 400                                                                                                      Investor Services
Wheaton, IL 60187                                                                                                International and
D.O.B.: 11/57                                                                                                    Futures Industry
                                                                                                                 Association

Robert F. Keith, Trustee        o Indefinite Term   President, Hibs Enterprises (Financial           149         Director of Trust
c/o First Trust Advisors L.P.                       and Management Consulting)                                   Company of
120 E. Liberty Drive,           o Since Inception                                                                Illinois
  Suite 400
Wheaton, IL 60187
D.O.B.: 11/56


Niel B. Nielson, Trustee        o Indefinite Term   Managing Director and Chief Operating            149         Director of
c/o First Trust Advisors L.P.                       Officer (January 2015 to Present),                           Covenant
120 E. Liberty Drive,           o Since Inception   Pelita Harapan Educational Foundation                        Transport, Inc.
  Suite 400                                         (Educational Products and Services);                         (May 2003 to
Wheaton, IL 60187                                   President and Chief  Executive Officer                       May 2014)
D.O.B.: 03/54                                       (June 2012 to September 2014), Servant
                                                    Interactive LLC (Educational Products
                                                    and Services); President and Chief
                                                    Executive Officer (June 2012 to
                                                    September 2014), Dew Learning LLC
                                                    (Educational Products and Services);
                                                    President (June 2002 to June 2012),
                                                    Covenant College

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,     o Indefinite Term   Chief Executive Officer, First Trust             149         None
Chairman of the Board L.P.                          Advisors and First Trust Portfolios
120 E. Liberty Drive,           o Since Inception   L.P.; Chairman of the Board of
  Suite 400                                         Directors, BondWave LLC (Software
Wheaton, IL 60187                                   Development Company) and Stonebridge
D.O.B.: 09/55                                       Advisors LLC


-----------------------------

(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2017 (UNAUDITED)

                                POSITION AND            TERM OF OFFICE
    NAME, ADDRESS                 OFFICES                AND LENGTH OF                       PRINCIPAL OCCUPATIONS
  AND DATE OF BIRTH              WITH TRUST                 SERVICE                           DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas           President and Chief           o Indefinite Term    Managing Director and Chief Financial Officer
120 E. Liberty Drive,    Executive Officer                                  (January 2016 to Present), Controller (January 2011
  Suite 400                                            o Since Inception    to January 2016), Senior Vice President (April 2007
Wheaton, IL 60187                                                           to January 2016), First Trust Advisors L.P. and First
D.O.B.: 01/66                                                               Trust Portfolios L.P.; Chief Financial Officer
                                                                            (January 2016 to Present), BondWave LLC
                                                                            (Software Development Company) and Stonebridge
                                                                            Advisors LLC (Investment Advisor)

Donald P. Swade          Treasurer, Chief Financial    o Indefinite Term    Senior Vice President (July 2016 to Present), Vice
120 E. Liberty Drive,    Officer and Chief                                  President (April 2012 to July 2016), First Trust
  Suite 400              Accounting Officer            o Since Inception    Advisors L.P. and First Trust Portfolios L.P.
Wheaton, IL 60187
D.O.B.: 08/72


W. Scott Jardine         Secretary and Chief           o Indefinite Term    General Counsel, First Trust Advisors L.P. and First
120 E. Liberty Drive,    Legal Officer                                      Trust Portfolios L.P.; Secretary and General Counsel,
  Suite 400                                            o Since Inception    BondWave LLC; Secretary, Stonebridge Advisors
Wheaton, IL 60187                                                           LLC
D.O.B.: 05/60


Daniel J. Lindquist      Vice President                o Indefinite Term    Managing Director, First Trust Advisors L.P. and
120 E. Liberty Drive,                                                       First Trust Portfolios L.P.
  Suite 400                                            o Since Inception
Wheaton, IL 60187
D.O.B: 02/70


Kristi A. Maher          Chief Compliance Officer      o Indefinite Term    Deputy General Counsel, First Trust Advisors L.P.
120 E. Liberty Drive,    and Assistant Secretary                            and First Trust Portfolios L.P.
  Suite 400                                            o Since Inception
Wheaton, IL 60187
D.O.B.: 12/66


Roger F. Testin          Vice President                o Indefinite Term    Senior Vice President, First Trust Advisors L.P. and
120 E. Liberty Drive,                                                       First Trust Portfolios L.P.
  Suite 400                                            o Since Inception
Wheaton, IL 60187
D.O.B.: 06/66


Stan Ueland              Vice President                o Indefinite Term    Senior Vice President (September 2012 to Present),
120 E. Liberty Drive,                                                       Vice President (August 2005 to September 2012),
  Suite 400                                            o Since Inception    First Trust Advisors L.P. and First Trust Portfolios
Wheaton, IL 60187                                                           L.P.
D.O.B.: 11/70

-----------------------------

(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

             FIRST TRUST TCW OPPORTUNISTIC FIXED INCOME ETF (FIXD)
                          AUGUST 31, 2017 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).


May 2017

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


FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
TCW Investment Management Company LLC
865 South Figueroa Street
Los Angeles, CA 90017

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


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[BLANK BACK COVER]


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FIRST TRUST

First Trust Exchange-Traded Fund VIII
--------------------------------------------------------------------------------

      EquityCompass Risk Manager ETF (ERM)

      EquityCompass Tactical Risk Manager ETF (TERM)


----------------------------
       Annual Report
       For the Period
       April 10, 2017
(Commencement of Operations)
  through August 31, 2017
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                 ANNUAL REPORT
                                AUGUST 31, 2017

Shareholder Letter...........................................................  1
Fund Performance Overview
   EquityCompass Risk Manager ETF (ERM)......................................  2
   EquityCompass Tactical Risk Manager ETF (TERM)............................  4
Notes to Fund Performance Overview...........................................  6
Portfolio Commentary.........................................................  7
Understanding Your Fund Expenses.............................................  9
Portfolio of Investments
   EquityCompass Risk Manager ETF (ERM)...................................... 10
   EquityCompass Tactical Risk Manager ETF (TERM)............................ 13
Statements of Assets and Liabilities......................................... 16
Statements of Operations..................................................... 17
Statements of Changes in Net Assets.......................................... 18
Financial Highlights......................................................... 19
Notes to Financial Statements................................................ 20
Report of Independent Registered Public Accounting Firm...................... 25
Additional Information....................................................... 26
Board of Trustees and Officers............................................... 31
Privacy Policy............................................................... 33

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Choice Financial Partners, Inc. d/b/a EquityCompass Strategies (the "Sub-Advisor") and their representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund VIII (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or the Sub-Advisor and their representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the portfolio commentary from the portfolio management team of the Funds, you may obtain an understanding of how the market environment affected each Fund's performance. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                AUGUST 31, 2017


Dear Shareholders:

First Trust is pleased to provide you with the annual report about your investment. It contains detailed information about the Funds since their inception on April 10, 2017 to August 31, 2017, including a market overview and a performance analysis for the period. We encourage you to read it carefully and discuss it with your financial advisor.

As President Trump worked over the initial months of his presidency to get his legislative agenda underway, the U.S. bull market continued. From November 8, 2016 (the date Donald Trump was elected) through August 31, 2017, the S&P 500(R) Index posted a total return of 17.50%, according to Bloomberg. Ten of the 11 major sectors were up on a total return basis as well. Since the beginning of 2017, the S&P 500(R) Index has closed its trading sessions at all-time highs on 30 occasions. The NASDAQ Composite Index has closed its trading sessions at all-time highs on 45 occasions over the same time period.

The current bull market (measuring from March 9, 2009 through August 31, 2017) is the second longest in history. While we are optimistic about the U.S. economy, we are also aware that no one can predict the future or know how markets will perform in different economic environments. Therefore, we advocate maintaining a long-term perspective, as we have done since First Trust's inception over 25 years ago. We also believe it is a good practice to speak with your financial advisor and make sure your financial plan is still on track with your investment goals.

Thank you for giving First Trust the opportunity to be a part of your investment plan through the First Trust Exchange-Traded Fund VIII. We value our relationship with you and will continue to focus on bringing the types of investments that we believe can help you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

EQUITYCOMPASS RISK MANAGER ETF (ERM)

The EquityCompass Risk Manager ETF (the "Fund") seeks to provide long term capital appreciation with capital preservation as a secondary objective. Under normal market conditions, the Fund will seek to achieve its investment objectives by investing in equity securities of companies domiciled in the U.S. or listed on a U.S. exchange. The shares of the Fund are listed and traded on the NYSE Arca, Inc., under the ticker symbol "ERM."

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                 CUMULATIVE
                                                                TOTAL RETURNS
                                                             Inception (4/10/17)
                                                                 to 8/31/17

FUND PERFORMANCE
NAV                                                                 2.44%
Market Price                                                        2.49%

INDEX PERFORMANCE
S&P 500(R) Index                                                    5.71%
Hedge Fund Research HFRI Equity Hedge Index(1)                      3.31%
--------------------------------------------------------------------------------

(1) Cumulative total return for the period April 30, 2017 through August 31, 2017. Performance data is not available for the entire period shown in the table for the index because performance data for the index is only available on a month-end basis. Performance data for the index may be updated on an ongoing basis and is subject to change.

(See Notes to Fund Performance Overview on Page 6.)


----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Health Care                                       13.42%
Information Technology                            13.37
Financials                                        12.72
Consumer Discretionary                            12.56
Industrials                                       11.94
Consumer Staples                                  10.95
Energy                                             7.50
Utilities                                          6.60
Materials                                          5.42
Real Estate                                        4.13
Telecommunication Services                         1.39
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
NRG Energy, Inc.                                   0.99%
Ralph Lauren Corp.                                 0.82
Gilead Sciences, Inc.                              0.79
Boeing (The) Co.                                   0.78
FMC Corp.                                          0.78
Biogen, Inc.                                       0.77
Iron Mountain, Inc.                                0.76
PayPal Holdings, Inc.                              0.76
Facebook, Inc., Class A                            0.76
Apple, Inc.                                        0.76
                                                --------
     Total                                         7.97%
                                                ========

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

EQUITYCOMPASS RISK MANAGER ETF (ERM) (CONTINUED)

             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  APRIL 10, 2017 - AUGUST 31, 2017

             EquityCompass
            Risk Manager ETF            S&P 500(R) Index
4/10/17         $10,000                     $10,000
8/31/17          10,244                      10,571


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH AUGUST 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 11, 2017 (commencement of trading) through August 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/11/17 - 8/31/17         89               0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/11/17 - 8/31/17         11               0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)

The EquityCompass Tactical Risk Manager ETF (the "Fund") seeks to provide long term capital appreciation with capital preservation as a secondary objective. Under normal market conditions, the Fund will seek to achieve its investment objectives by investing in equity securities of companies domiciled in the U.S. or listed on a U.S. exchange. The shares of the Fund are listed and traded on the NYSE Arca, Inc., under the ticker symbol "TERM."

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                 CUMULATIVE
                                                                TOTAL RETURNS
                                                             Inception (4/10/17)
                                                                 to 8/31/17

FUND PERFORMANCE
NAV                                                                 2.44%
Market Price                                                        2.44%

INDEX PERFORMANCE
S&P 500(R) Index                                                    5.71%
Hedge Fund Research HFRI Equity Hedge Index(1)                      3.31%
--------------------------------------------------------------------------------

(1) Cumulative total return for the period April 30, 2017 through August 31, 2017. Performance data is not available for the entire period shown in the table for the index because performance data for the index is only available on a month-end basis. Performance data for the index may be updated on an ongoing basis and is subject to change.

(See Notes to Fund Performance Overview on Page 6.)


----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
SECTOR CLASSIFICATION                          INVESTMENTS
----------------------------------------------------------
Health Care                                       13.42%
Information Technology                            13.37
Financials                                        12.73
Consumer Discretionary                            12.55
Industrials                                       11.95
Consumer Staples                                  10.95
Energy                                             7.49
Utilities                                          6.61
Materials                                          5.42
Real Estate                                        4.13
Telecommunication Services                         1.38
                                                --------
     Total                                       100.00%
                                                ========

----------------------------------------------------------
                                               % OF TOTAL
                                                LONG-TERM
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
NRG Energy, Inc.                                   0.99%
Ralph Lauren Corp.                                 0.82
Gilead Sciences, Inc.                              0.79
Boeing (The) Co.                                   0.79
FMC Corp.                                          0.78
Biogen, Inc.                                       0.77
Iron Mountain, Inc.                                0.76
PayPal Holdings, Inc.                              0.76
Facebook, Inc., Class A                            0.76
Apple, Inc.                                        0.76
                                                --------
     Total                                         7.98%
                                                ========

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM) (CONTINUED)

             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   APRIL 10, 2017 - AUGUST 31, 2017

              EquityCompass
              Tactical Risk
               Manager ETF           S&P 500(R) Index
4/10/17          $10,000                 $10,000
8/31/17           10,244                  10,571


Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH AUGUST 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 11, 2017 (commencement of trading) through August 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/11/17 - 8/31/17         83               0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/11/17 - 8/31/17         17               0               0             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of each Fund. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                 ANNUAL REPORT
                          AUGUST 31, 2017 (UNAUDITED)


                               INVESTMENT ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor"), located in Wheaton, Illinois, was established in 1991 and is the investment advisor for the Funds. First Trust is responsible for the selection and ongoing monitoring of the securities in the Funds' portfolios and certain other services necessary for the management of the portfolios. As of August 31, 2017, First Trust managed or supervised $109.548 billion in assets.

                                  SUB-ADVISOR

Choice Financial Partners, Inc., d/b/a EquityCompass Strategies ("EquityCompass Strategies" or the "Sub-Advisor") serves as the investment sub-advisor to the Funds.

                              PORTFOLIO MANAGEMENT

ADVISOR'S INVESTMENT COMMITTEE

The Advisor's Investment Committee (the "Investment Committee"), which manages the Funds' investments, consists of:

DANIEL J. LINDQUIST, MANAGING DIRECTOR OF FIRST
   TRUST

JON C. ERICKSON, SENIOR VICE PRESIDENT OF FIRST
   TRUST

DAVID G. MCGAREL, CHIEF INVESTMENT OFFICER, CHIEF OPERATING OFFICER AND MANAGING DIRECTOR OF FIRST TRUST

ROGER F. TESTIN, SENIOR VICE PRESIDENT OF FIRST
   TRUST

TODD LARSON, CFA, VICE PRESIDENT OF FIRST TRUST

CHRIS A. PETERSON, CFA, SENIOR VICE PRESIDENT OF FIRST TRUST

JOHN GAMBLA, SENIOR PORTFOLIO MANAGER, ALTERNATIVES INVESTMENT TEAM OF FIRST
TRUST

ROB A. GUTTSCHOW, CFA, SENIOR PORTFOLIO MANAGER, ALTERNATIVES INVESTMENT TEAM OF FIRST TRUST

                         SUB-ADVISOR PORTFOLIO MANAGERS

The Sub-Advisor portfolio managers, as set forth below, provide non-discretionary investment advice to the Investment Committee:

TIMOTHY M. MCCANN, SENIOR PORTFOLIO MANAGER, EQUITYCOMPASS STRATEGIES

BERNARD J. KAVANAGH, III, PORTFOLIO MANAGER, EQUITYCOMPASS STRATEGIES

The Investment Committee members are primarily and jointly responsible for the day-to-day management of the Funds, while the Sub-Advisor portfolio managers provide non-discretionary investment advice to the Investment Committee. Each portfolio manager has served as part of the portfolio management team of the Funds since inception.

                                   COMMENTARY

MARKET RECAP

During the period covered by this report, equity markets continued their relatively smooth ride into record territory. One of the least volatile periods for equity markets in history has come against the backdrop of a raucous political climate in Washington D.C., rising geopolitical tensions and two Federal Reserve rate increases. Meanwhile, the major U.S. equity benchmarks hit new all-time highs as of August 31, 2017. Even with the prospects of further rate increases later in 2017, bond markets have produced positive, albeit modest, returns. Oil entered bear market territory falling 20% from its high. Supporting the rise in stock prices has been a coinciding increase in corporate earnings expectations. Forward 12 month earnings estimates for the S&P 500(R) Index (the "S&P 500" or "benchmark") have increased in 18 of the last 19 months, ending August 31, 2017 at an all-time high of $139.90.

PERFORMANCE REVIEW (ERM/TERM)

The EquityCompass Risk Manager ETF ("ERM") and the EquityCompass Tactical Risk Manager ETF ("TERM") seek to reliably capture broad market performance when fundamental and technical indicators are favorable and to reduce equity exposure when either or both of those indicators show evidence of deterioration. Both ERM and TERM were fully invested during the entire period, as both fundamental and technical conditions were in a positive trend.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                 ANNUAL REPORT
                          AUGUST 31, 2017 (UNAUDITED)

Since the Funds' inception on April 10, 2017 through August 31, 2017, ERM and TERM each posted NAV returns of 2.44%. Market price returns for ERM and TERM were 2.49% and 2.44%, respectively. Over the same period, the Funds' primary benchmark, the S&P 500, returned 5.71%. The secondary benchmark for the Funds is the Hedge Fund Research ("HFRI") Equity Hedge Index (the "HFRIEHI Index"). However, the HFRIEHI Index is only published on a month-end basis so performances for the full period cannot be obtained. Based on the available full month data from April 30, 2017 through August 31, 2017, the HFRIEHI Index was up 3.31%, versus 2.00% and 2.10% for ERM and TERM, respectively, over the same period.

Factors which contributed to underperformance versus the benchmark were:

      o     Equal-weighting methodology of the Risk Management Strategy

      o     Value bias of smaller market capitalization names

      o     Portfolio overweights in underperforming sectors

Both ETFs were compositionally near-identical for the period (fully long equities). The Funds do have flexibility to offset equity exposure by increasing cash and/or an inverse equity position. The long side of the Funds will remain the same and we believe will closely resemble the risk and return characteristics of the S&P 500 Equal Weight Total Return Index (the "SPXEWTR Index") which was up 3.29% for the reporting period.

A study of our selection process for the long component (equally weighting across the S&P 100(R) Index along with the five smallest stocks by market capitalization across 10 major sectors in the S&P 500) has historically had a correlation of 0.97 and tracking error of 2.2% to the SPXEWTR Index. During the reporting period, the Funds underperformed the SPEXEWTR Index but were within a reasonable and historical range. Exact composition for the HFRIEHI Index is unavailable.

The equal-weighting methodology of the strategy and exposure to smaller market-capitalization companies had a negative impact on performance. During the period, the benchmark, which is market-cap-weighted (+5.71%), outperformed the SPXEWTR (+3.29%) by 242 basis points. The S&P 100(R) Index posted a 5.86% total return.

The value bias in the smaller capitalization 50 stock basket impacted the Funds' relative performance as growth significantly outperformed value during the period.

Eight of the 11 benchmark sectors produced positive returns during the period, with Energy (-11.5%), Telecom (-5.2%) and Consumer Staples (-0.4%) significantly underperforming the broader market. The Funds' overweights towards these underperforming sectors were also a drag on relative performance during the period.

PERFORMANCE CONTRIBUTION

During the period from ERM and TERM's inception on April 10, 2017 through August 31, 2017, the Funds' exposure to Utilities and Industrials had the greatest contribution to returns, while Energy and Health Care produced the greatest drag. Individual stocks with the greatest contribution were NRG Energy, Inc; PayPal Holdings, Inc.; Boeing (The) Co.; Gilead Sciences, Inc.; and Whole Foods Market, Inc. The greatest drags were Range Resources Corp., Transocean Ltd., Discovery Communications, Inc., Murphy Oil Corp. and Halliburton Co.

MARKET AND FUND OUTLOOK

The current environment of high returns and low volatility has confounded investors. Predictions of a correction or a pullback of even more significance grow louder with each new record-high for equity markets. Periods of low volatility are often followed by periods of high volatility and setbacks are part of the normal ebb and flow of financial markets. Currently, stock valuations are above the historical average as market gains have outpaced expectations for corporate earnings. S&P 500 one-year forward earnings estimates have increased 5.9% since the beginning of 2017, while the S&P 500 (price only) has risen 10.4%. This has elevated the forward 12-month price-to-earnings (P/E) to 17.6x from 17.0x at the beginning of the year. Fourth quarter seasonality factors have historically been a negative drag on forward 12-month earnings estimates. We believe third quarter earnings reports and company guidance should help clarify if current expectations are well supported, while higher valuations could potentially leave markets more susceptible to a pullback or lower future returns.

The Equity Risk Management Strategy is designed to remove emotional decision making and to react to, not anticipate, changes in fundamental and technical conditions and adjust equity exposure accordingly. Currently, the risk management strategy is fully invested as both fundamental and technical indicators remain favorable. Should either or both of these conditions deteriorate, the strategy will respond accordingly.

FIRST TRUST EXCHANGE-TRADED FUND VIII
UNDERSTANDING YOUR FUND EXPENSES
AUGUST 31, 2017 (UNAUDITED)

As a shareholder of EquityCompass Risk Manager ETF or EquityCompass Tactical Risk Manager ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended August 31, 2017.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED         EXPENSES PAID
                                                                                         EXPENSE RATIO      DURING THE PERIOD
                                                    BEGINNING             ENDING          BASED ON THE     APRIL 10, 2017 (a)
                                                  ACCOUNT VALUE        ACCOUNT VALUE     NUMBER OF DAYS            TO
                                                APRIL 10, 2017 (a)    AUGUST 31, 2017    IN THE PERIOD     AUGUST 31, 2017 (b)
------------------------------------------------------------------------------------------------------------------------------
EQUITYCOMPASS RISK MANAGER ETF (ERM)
Actual                                              $1,000.00            $1,024.40           0.65%                $2.60
Hypothetical (5% return before expenses)            $1,000.00            $1,021.93           0.65%                $3.31

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)
Actual                                              $1,000.00            $1,024.40           0.65%                $2.60
Hypothetical (5% return before expenses)            $1,000.00            $1,021.93           0.65%                $3.31


(a)   Inception date.

(b) Actual expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (April 10, 2017 through August 31, 2017), multiplied by 144/365. Hypothetical expenses are assumed for the most recent half-year period.

EQUITYCOMPASS RISK MANAGER ETF (ERM)
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2017

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 3.5%
          334  Boeing (The) Co.                         $      80,046
          339  General Dynamics Corp.                          68,258
          240  Lockheed Martin Corp.                           73,294
          411  Raytheon Co.                                    74,806
          552  United Technologies Corp.                       66,085
                                                        -------------
                                                              362,489
                                                        -------------
               AIR FREIGHT & LOGISTICS -- 1.3%
          312  FedEx Corp.                                     66,887
          614  United Parcel Service, Inc.,
                  Class B                                      70,217
                                                        -------------
                                                              137,104
                                                        -------------
               AUTOMOBILES -- 1.3%
        6,011  Ford Motor Co.                                  66,301
        1,944  General Motors Co.                              71,034
                                                        -------------
                                                              137,335
                                                        -------------
               BANKS -- 4.4%
        2,709  Bank of America Corp.                           64,718
          986  Citigroup, Inc.                                 67,078
          721  JPMorgan Chase & Co.                            65,532
        3,760  People's United Financial, Inc.                 62,792
        1,286  U.S. Bancorp                                    65,907
        1,212  Wells Fargo & Co.                               61,897
        1,514  Zions Bancorporation                            66,101
                                                        -------------
                                                              454,025
                                                        -------------
               BEVERAGES -- 1.4%
        1,525  Coca-Cola (The) Co.                             69,464
          590  PepsiCo, Inc.                                   68,280
                                                        -------------
                                                              137,744
                                                        -------------
               BIOTECHNOLOGY -- 3.6%
          944  AbbVie, Inc.                                    71,083
          392  Amgen, Inc.                                     69,686
          249  Biogen, Inc. (a)                                78,824
          513  Celgene Corp. (a)                               71,271
          971  Gilead Sciences, Inc.                           81,282
                                                        -------------
                                                              372,146
                                                        -------------
               CAPITAL MARKETS -- 2.6%
        1,303  Bank of New York Mellon (The)
                  Corp.                                        68,121
          159  BlackRock, Inc.                                 66,623
          299  Goldman Sachs Group (The), Inc.                 66,898
        1,463  Morgan Stanley                                  66,566
                                                        -------------
                                                              268,208
                                                        -------------
               CHEMICALS -- 4.1%
        2,375  CF Industries Holdings, Inc.                    68,851
        1,064  Dow Chemical (The) Co.                          70,915
          832  E.I. du Pont de Nemours and Co.                 69,830
          921  FMC Corp.                                       79,409
          574  Monsanto Co.                                    67,273
        2,978  Mosaic (The) Co.                                59,500
                                                        -------------
                                                              415,778
                                                        -------------


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.6%
          902  Stericycle, Inc. (a)                     $      64,845
                                                        -------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.3%
        2,196  Cisco Systems, Inc.                             70,733
          532  F5 Networks, Inc. (a)                           63,510
                                                        -------------
                                                              134,243
                                                        -------------
               CONSTRUCTION & ENGINEERING
                  -- 1.3%
        1,477  Fluor Corp.                                     56,968
        2,054  Quanta Services, Inc. (a)                       73,800
                                                        -------------
                                                              130,768
                                                        -------------
               CONSUMER FINANCE -- 1.8%
          803  American Express Co.                            69,138
          821  Capital One Financial Corp.                     65,360
        4,112  Navient Corp.                                   54,279
                                                        -------------
                                                              188,777
                                                        -------------
               CONTAINERS & PACKAGING -- 1.4%
          761  Avery Dennison Corp.                            71,732
        1,513  Sealed Air Corp.                                67,147
                                                        -------------
                                                              138,879
                                                        -------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.7%
          394  Berkshire Hathaway, Inc.,
                  Class B (a)                                  71,377
                                                        -------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.4%
        1,805  AT&T, Inc.                                      67,615
        1,545  Verizon Communications, Inc.                    74,114
                                                        -------------
                                                              141,729
                                                        -------------
               ELECTRIC UTILITIES -- 4.2%
        1,708  Alliant Energy Corp.                            73,000
          816  Duke Energy Corp.                               71,237
        1,904  Exelon Corp.                                    72,104
          484  NextEra Energy, Inc.                            72,847
          803  Pinnacle West Capital Corp.                     72,246
        1,432  Southern (The) Co.                              69,108
                                                        -------------
                                                              430,542
                                                        -------------
               ELECTRICAL EQUIPMENT -- 0.7%
        1,142  Emerson Electric Co.                            67,424
                                                        -------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 0.7%
        1,984  FLIR Systems, Inc.                              75,392
                                                        -------------
               ENERGY EQUIPMENT & SERVICES
                  -- 2.4%
        1,587  Halliburton Co.                                 61,845
        1,253  Helmerich & Payne, Inc.                         53,052
        1,031  Schlumberger Ltd.                               65,479
        8,264  Transocean Ltd. (a)                             67,434
                                                        -------------
                                                              247,810
                                                        -------------


Page 10                 See Notes to Financial Statements

EQUITYCOMPASS RISK MANAGER ETF (ERM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2017

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 4.1%
        1,578  Apartment Investment &
                  Management Co., Class A               $      71,531
          541  Federal Realty Investment Trust                 68,669
        1,984  Iron Mountain, Inc.                             78,209
        3,764  Kimco Realty Corp.                              73,850
        1,187  Macerich (The) Co.                              62,638
          432  Simon Property Group, Inc.                      67,759
                                                        -------------
                                                              422,656
                                                        -------------
               FOOD & STAPLES RETAILING -- 2.7%
          424  Costco Wholesale Corp.                          66,458
          854  CVS Health Corp.                                66,048
          864  Walgreens Boots Alliance, Inc.                  70,416
          895  Wal-Mart Stores, Inc.                           69,873
                                                        -------------
                                                              272,795
                                                        -------------
               FOOD PRODUCTS -- 3.1%
        1,967  Conagra Brands, Inc.                            63,849
          584  J.M. Smucker (The) Co.                          61,180
          814  Kraft Heinz (The) Co.                           65,730
          704  McCormick & Co., Inc.                           66,972
        1,568  Mondelez International, Inc.,
                  Class A                                      63,755
                                                        -------------
                                                              321,486
                                                        -------------
               HEALTH CARE EQUIPMENT
                  & SUPPLIES -- 2.7%
        1,397  Abbott Laboratories                             71,163
          815  Danaher Corp.                                   67,988
          771  Medtronic PLC                                   62,158
          661  Varian Medical Systems, Inc. (a)                70,231
                                                        -------------
                                                              271,540
                                                        -------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 1.8%
        1,106  Envision Healthcare Corp. (a)                   57,965
        1,507  Patterson Cos., Inc.                            58,020
          362  UnitedHealth Group, Inc.                        72,002
                                                        -------------
                                                              187,987
                                                        -------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 1.3%
          442  McDonald's Corp.                                70,707
        1,175  Starbucks Corp.                                 64,460
                                                        -------------
                                                              135,167
                                                        -------------
               HOUSEHOLD PRODUCTS -- 2.0%
        1,307  Church & Dwight Co., Inc.                       65,572
          922  Colgate-Palmolive Co.                           66,052
          773  Procter & Gamble (The) Co.                      71,325
                                                        -------------
                                                              202,949
                                                        -------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 1.7%
        6,341  AES (The) Corp.                                 70,005
        4,076  NRG Energy, Inc.                               101,533
                                                        -------------
                                                              171,538
                                                        -------------


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               INDUSTRIAL CONGLOMERATES -- 1.9%
          323  3M Co.                                   $      65,996
        2,557  General Electric Co.                            62,774
          505  Honeywell International, Inc.                   69,826
                                                        -------------
                                                              198,596
                                                        -------------
               INSURANCE -- 3.1%
          760  Allstate (The) Corp.                            68,780
        1,066  American International Group,
                  Inc.                                         64,472
          645  Assurant, Inc.                                  61,075
        1,205  MetLife, Inc.                                   56,430
          876  Torchmark Corp.                                 67,426
                                                        -------------
                                                              318,183
                                                        -------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 1.4%
           70  Amazon.com, Inc. (a)                            68,642
           38  Priceline Group (The), Inc. (a)                 70,379
                                                        -------------
                                                              139,021
                                                        -------------
               INTERNET SOFTWARE & SERVICES
                  -- 1.4%
           71  Alphabet, Inc., Class A (a)                     67,822
          451  Facebook, Inc., Class A (a)                     77,559
                                                        -------------
                                                              145,381
                                                        -------------
               IT SERVICES -- 4.2%
          552  Accenture PLC, Class A                          72,180
        2,148  CSRA, Inc.                                      67,684
          442  International Business Machines
                  Corp.                                        63,219
          561  Mastercard, Inc., Class A                       74,781
        1,262  PayPal Holdings, Inc. (a)                       77,840
          722  Visa, Inc., Class A                             74,741
                                                        -------------
                                                              430,445
                                                        -------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.7%
        1,002  PerkinElmer, Inc.                               67,124
                                                        -------------
               MACHINERY -- 1.3%
          632  Caterpillar, Inc.                               74,254
        1,443  Flowserve Corp.                                 56,681
                                                        -------------
                                                              130,935
                                                        -------------
               MEDIA -- 3.2%
        1,758  Comcast Corp., Class A                          71,392
        2,608  Discovery Communications, Inc.,
                  Class A (a)                                  57,924
          663  Time Warner, Inc.                               67,029
        2,410  Twenty-First Century Fox, Inc.,
                  Class A                                      66,492
          651  Walt Disney (The) Co.                           65,881
                                                        -------------
                                                              328,718
                                                        -------------
               MULTILINE RETAIL -- 0.7%
        1,312  Target Corp.                                    71,543
                                                        -------------
               MULTI-UTILITIES -- 0.7%
        2,691  NiSource, Inc.                                  72,307
                                                        -------------


                        See Notes to Financial Statements                Page 11

EQUITYCOMPASS RISK MANAGER ETF (ERM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2017

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               OIL, GAS & CONSUMABLE FUELS
                  -- 5.1%
          651  Chevron Corp.                            $      70,060
        1,546  ConocoPhillips                                  67,498
          842  Exxon Mobil Corp.                               64,270
        3,522  Kinder Morgan, Inc.                             68,080
        2,698  Murphy Oil Corp.                                61,137
        2,506  Newfield Exploration Co. (a)                    65,482
        1,143  Occidental Petroleum Corp.                      68,237
        3,102  Range Resources Corp.                           53,851
                                                        -------------
                                                              518,615
                                                        -------------
               PERSONAL PRODUCTS -- 0.6%
        3,602  Coty, Inc., Class A                             59,721
                                                        -------------
               PHARMACEUTICALS -- 4.6%
          280  Allergan PLC                                    64,254
        1,223  Bristol-Myers Squibb Co.                        73,967
          826  Eli Lilly and Co.                               67,146
          511  Johnson & Johnson                               67,641
        1,548  Mallinckrodt PLC (a)                            63,592
        1,071  Merck & Co., Inc.                               68,394
        2,027  Pfizer, Inc.                                    68,756
                                                        -------------
                                                              473,750
                                                        -------------
               PROFESSIONAL SERVICES -- 0.6%
        1,395  Robert Half International, Inc.                 63,194
                                                        -------------
               ROAD & RAIL -- 0.7%
          625  Union Pacific Corp.                             65,813
                                                        -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.8%
        1,995  Intel Corp.                                     69,965
        1,052  Qorvo, Inc. (a)                                 77,027
        1,232  QUALCOMM, Inc.                                  64,397
          875  Texas Instruments, Inc.                         72,467
                                                        -------------
                                                              283,856
                                                        -------------
               SOFTWARE -- 1.4%
          985  Microsoft Corp.                                 73,649
        1,382  Oracle Corp.                                    69,556
                                                        -------------
                                                              143,205
                                                        -------------
               SPECIALTY RETAIL -- 2.7%
        1,643  AutoNation, Inc. (a)                            74,543
          443  Home Depot (The), Inc.                          66,392
          883  Lowe's Cos., Inc.                               65,245
        1,085  Signet Jewelers Ltd.                            68,431
                                                        -------------
                                                              274,611
                                                        -------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 1.5%
          472  Apple, Inc.                                     77,408
        2,387  Xerox Corp.                                     77,028
                                                        -------------
                                                              154,436
                                                        -------------


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 1.9%
        1,177  NIKE, Inc., Class B                      $      62,157
          952  Ralph Lauren Corp.                              83,671
        3,211  Under Armour, Inc., Class A (a)                 51,858
                                                        -------------
                                                              197,686
                                                        -------------
               TOBACCO -- 1.2%
          913  Altria Group, Inc.                              57,884
          573  Philip Morris International, Inc.               67,001
                                                        -------------
                                                              124,885
                                                        -------------
               TOTAL INVESTMENTS -- 99.8%                  10,224,758
               (Cost $10,191,689) (b)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.2%                          24,801
                                                        -------------
               NET ASSETS -- 100.0%                     $  10,249,559
                                                        =============

(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $10,204,900. As of August 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $326,759 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $306,901. The net unrealized appreciation was $19,858.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                            LEVEL 1        LEVEL 2        LEVEL 3
                          -----------------------------------------
Common Stocks*            $10,224,758     $       --     $       --
                          =========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at August 31, 2017.


Page 12                 See Notes to Financial Statements

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2017

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS -- 99.8%
               AEROSPACE & DEFENSE -- 3.5%
          743  Boeing (The) Co.                         $     178,067
          745  General Dynamics Corp.                         150,006
          528  Lockheed Martin Corp.                          161,246
          903  Raytheon Co.                                   164,355
        1,213  United Technologies Corp.                      145,220
                                                        -------------
                                                              798,894
                                                        -------------
               AIR FREIGHT & LOGISTICS -- 1.3%
          686  FedEx Corp.                                    147,065
        1,351  United Parcel Service, Inc.,
                  Class B                                     154,500
                                                        -------------
                                                              301,565
                                                        -------------
               AUTOMOBILES -- 1.3%
       13,225  Ford Motor Co.                                 145,872
        4,274  General Motors Co.                             156,172
                                                        -------------
                                                              302,044
                                                        -------------
               BANKS -- 4.4%
        5,965  Bank of America Corp.                          142,504
        2,178  Citigroup, Inc.                                148,169
        1,586  JPMorgan Chase & Co.                           144,152
        8,279  People's United Financial, Inc.                138,259
        2,836  U.S. Bancorp                                   145,345
        2,666  Wells Fargo & Co.                              136,153
        3,331  Zions Bancorporation                           145,431
                                                        -------------
                                                            1,000,013
                                                        -------------
               BEVERAGES -- 1.4%
        3,354  Coca-Cola (The) Co.                            152,775
        1,297  PepsiCo, Inc.                                  150,102
                                                        -------------
                                                              302,877
                                                        -------------
               BIOTECHNOLOGY -- 3.6%
        2,071  AbbVie, Inc.                                   155,946
          862  Amgen, Inc.                                    153,238
          546  Biogen, Inc. (a)                               172,842
        1,129  Celgene Corp. (a)                              156,852
        2,133  Gilead Sciences, Inc.                          178,553
                                                        -------------
                                                              817,431
                                                        -------------
               CAPITAL MARKETS -- 2.6%
        2,865  Bank of New York Mellon (The)
                  Corp.                                       149,782
          350  BlackRock, Inc.                                146,654
          657  Goldman Sachs Group (The), Inc.                146,997
        3,218  Morgan Stanley                                 146,419
                                                        -------------
                                                              589,852
                                                        -------------
               CHEMICALS -- 4.1%
        5,218  CF Industries Holdings, Inc.                   151,270
        2,341  Dow Chemical (The) Co.                         156,028
        1,830  E.I. du Pont de Nemours and Co.                153,592
        2,025  FMC Corp.                                      174,595
        1,263  Monsanto Co.                                   148,023
        6,548  Mosaic (The) Co.                               130,829
                                                        -------------
                                                              914,337
                                                        -------------


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES
                  -- 0.6%
        1,983  Stericycle, Inc. (a)                     $     142,558
                                                        -------------
               COMMUNICATIONS EQUIPMENT
                  -- 1.3%
        4,830  Cisco Systems, Inc.                            155,575
        1,169  F5 Networks, Inc. (a)                          139,555
                                                        -------------
                                                              295,130
                                                        -------------
               CONSTRUCTION & ENGINEERING
                  -- 1.3%
        3,247  Fluor Corp.                                    125,237
        4,522  Quanta Services, Inc. (a)                      162,475
                                                        -------------
                                                              287,712
                                                        -------------
               CONSUMER FINANCE -- 1.8%
        1,767  American Express Co.                           152,139
        1,804  Capital One Financial Corp.                    143,616
        9,051  Navient Corp.                                  119,473
                                                        -------------
                                                              415,228
                                                        -------------
               CONTAINERS & PACKAGING -- 1.4%
        1,674  Avery Dennison Corp.                           157,791
        3,325  Sealed Air Corp.                               147,564
                                                        -------------
                                                              305,355
                                                        -------------
               DIVERSIFIED FINANCIAL SERVICES
                  -- 0.7%
          866  Berkshire Hathaway, Inc.,
                  Class B (a)                                 156,885
                                                        -------------
               DIVERSIFIED TELECOMMUNICATION
                  SERVICES -- 1.4%
        3,967  AT&T, Inc.                                     148,604
        3,398  Verizon Communications, Inc.                   163,002
                                                        -------------
                                                              311,606
                                                        -------------
               ELECTRIC UTILITIES -- 4.2%
        3,766  Alliant Energy Corp.                           160,959
        1,801  Duke Energy Corp.                              157,227
        4,188  Exelon Corp.                                   158,600
        1,075  NextEra Energy, Inc.                           161,798
        1,768  Pinnacle West Capital Corp.                    159,067
        3,152  Southern (The) Co.                             152,115
                                                        -------------
                                                              949,766
                                                        -------------
               ELECTRICAL EQUIPMENT -- 0.7%
        2,507  Emerson Electric Co.                           148,013
                                                        -------------
               ELECTRONIC EQUIPMENT,
                  INSTRUMENTS & COMPONENTS
                  -- 0.7%
        4,362  FLIR Systems, Inc.                             165,756
                                                        -------------
               ENERGY EQUIPMENT & SERVICES
                  -- 2.4%
        3,488  Halliburton Co.                                135,927


                        See Notes to Financial Statements                Page 13

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2017

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               ENERGY EQUIPMENT & SERVICES
                  (CONTINUED)
        2,754  Helmerich & Payne, Inc.                  $     116,604
        2,268  Schlumberger Ltd.                              144,041
       18,179  Transocean Ltd. (a)                            148,341
                                                        -------------
                                                              544,913
                                                        -------------
               EQUITY REAL ESTATE INVESTMENT
                  TRUSTS -- 4.1%
        3,476  Apartment Investment &
                  Management Co., Class A                     157,567
        1,188  Federal Realty Investment Trust                150,793
        4,362  Iron Mountain, Inc.                            171,950
        8,271  Kimco Realty Corp.                             162,277
        2,617  Macerich (The) Co.                             138,099
          950  Simon Property Group, Inc.                     149,008
                                                        -------------
                                                              929,694
                                                        -------------
               FOOD & STAPLES RETAILING -- 2.7%
          942  Costco Wholesale Corp.                         147,649
        1,877  CVS Health Corp.                               145,167
        1,900  Walgreens Boots Alliance, Inc.                 154,850
        1,968  Wal-Mart Stores, Inc.                          153,642
                                                        -------------
                                                              601,308
                                                        -------------
               FOOD PRODUCTS -- 3.1%
        4,321  Conagra Brands, Inc.                           140,260
        1,283  J.M. Smucker (The) Co.                         134,407
        1,790  Kraft Heinz (The) Co.                          144,543
        1,549  McCormick & Co., Inc.                          147,356
        3,455  Mondelez International, Inc.,
                  Class A                                     140,480
                                                        -------------
                                                              707,046
                                                        -------------
               HEALTH CARE EQUIPMENT &
                  SUPPLIES -- 2.7%
        3,081  Abbott Laboratories                            156,946
        1,792  Danaher Corp.                                  149,489
        1,696  Medtronic PLC                                  136,732
        1,450  Varian Medical Systems, Inc. (a)               154,062
                                                        -------------
                                                              597,229
                                                        -------------
               HEALTH CARE PROVIDERS & SERVICES
                  -- 1.8%
        2,440  Envision Healthcare Corp. (a)                  127,880
        3,307  Patterson Cos., Inc.                           127,320
          796  UnitedHealth Group, Inc.                       158,324
                                                        -------------
                                                              413,524
                                                        -------------
               HOTELS, RESTAURANTS & LEISURE
                  -- 1.3%
          973  McDonald's Corp.                               155,651
        2,584  Starbucks Corp.                                141,758
                                                        -------------
                                                              297,409
                                                        -------------
               HOUSEHOLD PRODUCTS -- 2.0%
        2,883  Church & Dwight Co., Inc.                      144,640
        2,026  Colgate-Palmolive Co.                          145,143
        1,701  Procter & Gamble (The) Co.                     156,951
                                                        -------------
                                                              446,734
                                                        -------------


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               INDEPENDENT POWER AND
                  RENEWABLE ELECTRICITY
                  PRODUCERS -- 1.7%
       13,957  AES (The) Corp.                          $     154,085
        8,972  NRG Energy, Inc.                               223,493
                                                        -------------
                                                              377,578
                                                        -------------
               INDUSTRIAL CONGLOMERATES -- 1.9%
          710  3M Co.                                         145,067
        5,604  General Electric Co.                           137,578
        1,117  Honeywell International, Inc.                  154,448
                                                        -------------
                                                              437,093
                                                        -------------
               INSURANCE -- 3.1%
        1,673  Allstate (The) Corp.                           151,407
        2,355  American International Group,
                  Inc.                                        142,430
        1,426  Assurant, Inc.                                 135,028
        2,652  MetLife, Inc.                                  124,193
        1,935  Torchmark Corp.                                148,937
                                                        -------------
                                                              701,995
                                                        -------------
               INTERNET & DIRECT MARKETING
                  RETAIL -- 1.4%
          153  Amazon.com, Inc. (a)                           150,032
           83  Priceline Group (The), Inc. (a)                153,722
                                                        -------------
                                                              303,754
                                                        -------------
               INTERNET SOFTWARE & SERVICES
                  -- 1.4%
          157  Alphabet, Inc., Class A (a)                    149,973
          993  Facebook, Inc., Class A (a)                    170,766
                                                        -------------
                                                              320,739
                                                        -------------
               IT SERVICES -- 4.2%
        1,213  Accenture PLC, Class A                         158,612
        4,731  CSRA, Inc.                                     149,074
          973  International Business Machines
                  Corp.                                       139,168
        1,232  Mastercard, Inc., Class A                      164,225
        2,773  PayPal Holdings, Inc. (a)                      171,039
        1,589  Visa, Inc., Class A                            164,493
                                                        -------------
                                                              946,611
                                                        -------------
               LIFE SCIENCES TOOLS & SERVICES
                  -- 0.7%
        2,205  PerkinElmer, Inc.                              147,713
                                                        -------------
               MACHINERY -- 1.3%
        1,389  Caterpillar, Inc.                              163,194
        3,172  Flowserve Corp.                                124,596
                                                        -------------
                                                              287,790
                                                        -------------
               MEDIA -- 3.2%
        3,864  Comcast Corp., Class A                         156,917
        5,747  Discovery Communications, Inc.,
                  Class A (a)                                 127,641
        1,460  Time Warner, Inc.                              147,606
        5,305 Twenty-First Century Fox, Inc.,
                  Class A                                     146,365
        1,432  Walt Disney (The) Co.                          144,918
                                                        -------------
                                                              723,447
                                                        -------------


Page 14                 See Notes to Financial Statements

EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2017

SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               COMMON STOCKS (CONTINUED)
               MULTILINE RETAIL -- 0.7%
        2,883  Target Corp.                             $     157,210
                                                        -------------
               MULTI-UTILITIES -- 0.7%
        5,931  NiSource, Inc.                                 159,366
                                                        -------------
               OIL, GAS & CONSUMABLE FUELS
                  -- 5.1%
        1,431  Chevron Corp.                                  154,004
        3,402  ConocoPhillips                                 148,531
        1,851  Exxon Mobil Corp.                              141,287
        7,753  Kinder Morgan, Inc.                            149,866
        5,931  Murphy Oil Corp.                               134,397
        5,495  Newfield Exploration Co. (a)                   143,584
        2,512  Occidental Petroleum Corp.                     149,966
        6,813  Range Resources Corp.                          118,274
                                                        -------------
                                                            1,139,909
                                                        -------------
               PERSONAL PRODUCTS -- 0.6%
        7,930  Coty, Inc., Class A                            131,479
                                                        -------------
               PHARMACEUTICALS -- 4.6%
          616  Allergan PLC                                   141,360
        2,689  Bristol-Myers Squibb Co.                       162,631
        1,824  Eli Lilly and Co.                              148,273
        1,122  Johnson & Johnson                              148,519
        3,402  Mallinckrodt PLC (a)                           139,754
        2,355  Merck & Co., Inc.                              150,390
        4,466  Pfizer, Inc.                                   151,487
                                                        -------------
                                                            1,042,414
                                                        -------------
               PROFESSIONAL SERVICES -- 0.6%
        3,070  Robert Half International, Inc.                139,071
                                                        -------------
               ROAD & RAIL -- 0.7%
        1,381  Union Pacific Corp.                            145,419
                                                        -------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 2.8%
        4,387  Intel Corp.                                    153,852
        2,313  Qorvo, Inc. (a)                                169,358
        2,705  QUALCOMM, Inc.                                 141,391
        1,932  Texas Instruments, Inc.                        160,008
                                                        -------------
                                                              624,609
                                                        -------------
               SOFTWARE -- 1.4%
        2,168  Microsoft Corp.                                162,101
        3,039  Oracle Corp.                                   152,953
                                                        -------------
                                                              315,054
                                                        -------------
               SPECIALTY RETAIL -- 2.7%
        3,610  AutoNation, Inc. (a)                           163,786
          976  Home Depot (The), Inc.                         146,273
        1,941  Lowe's Cos., Inc.                              143,420
        2,386  Signet Jewelers Ltd.                           150,485
                                                        -------------
                                                              603,964
                                                        -------------
               TECHNOLOGY HARDWARE, STORAGE
                  & PERIPHERALS -- 1.5%
        1,039  Apple, Inc.                                    170,396
        5,253  Xerox Corp.                                    169,514
                                                        -------------
                                                              339,910
                                                        -------------


SHARES         DESCRIPTION                                  VALUE
---------------------------------------------------------------------
               TEXTILES, APPAREL & LUXURY GOODS
                  -- 1.9%
        2,597  NIKE, Inc., Class B                      $     137,148
        2,091  Ralph Lauren Corp.                             183,778
        7,053  Under Armour, Inc., Class A (a)                113,906
                                                        -------------
                                                              434,832
                                                        -------------
               TOBACCO -- 1.2%
        2,007  Altria Group, Inc.                             127,244
        1,259  Philip Morris International, Inc.              147,215
                                                        -------------
                                                              274,459
                                                        -------------
               TOTAL INVESTMENTS -- 99.8%                  22,497,295
               (Cost $22,427,558) (b)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.2%                          53,931
                                                        -------------
               NET ASSETS -- 100.0%                     $  22,551,226
                                                        =============

(a)   Non-income producing security.

(b) Aggregate cost for federal income tax purposes is $22,439,486. As of August 31, 2017, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $670,317 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $612,508. The net unrealized appreciation was $57,809.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                            LEVEL 1        LEVEL 2        LEVEL 3
                          -----------------------------------------
Common Stocks*            $22,497,295     $       --     $       --
                          =========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at August 31, 2017.


                        See Notes to Financial Statements                Page 15

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF ASSETS AND LIABILITIES
AUGUST 31, 2017

                                                                                                     EQUITYCOMPASS
                                                                              EQUITYCOMPASS             TACTICAL
                                                                             RISK MANAGER ETF       RISK MANAGER ETF
                                                                                  (ERM)                  (TERM)
                                                                             ----------------       ----------------
ASSETS:
Investments, at value..................................................      $     10,224,758       $     22,497,295
Cash...................................................................                 5,123                  9,478
Receivables:
   Capital shares sold.................................................                    --              1,015,468
   Dividends...........................................................                25,303                 53,139
                                                                             ----------------       ----------------
   TOTAL ASSETS........................................................            10,255,184             23,575,380
                                                                             ----------------       ----------------
LIABILITIES:
Payables:
   Investment securities purchased.....................................                    --              1,012,708
   Investment advisory fees............................................                 5,625                 11,446
                                                                             ----------------       ----------------
   TOTAL LIABILITIES...................................................                 5,625              1,024,154
                                                                             ----------------       ----------------
NET ASSETS.............................................................      $     10,249,559       $     22,551,226
                                                                             ================       ================

NET ASSETS CONSIST OF:
Paid-in capital........................................................      $     10,199,844       $     22,430,848
Par value..............................................................                 5,000                 11,000
Accumulated net investment income (loss)...............................                30,102                 60,445
Accumulated net realized gain (loss) on investments....................               (18,456)               (20,804)
Net unrealized appreciation (depreciation) on investments..............                33,069                 69,737
                                                                             ----------------       ----------------
NET ASSETS.............................................................      $     10,249,559       $     22,551,226
                                                                             ================       ================
NET ASSET VALUE, per share.............................................      $          20.50       $          20.50
                                                                             ================       ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................               500,002              1,100,002
                                                                             ================       ================
Investments, at cost...................................................      $     10,191,689       $     22,427,558
                                                                             ================       ================


Page 16                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF OPERATIONS
FOR THE PERIOD APRIL 10, 2017 (a) THROUGH AUGUST 31, 2017

                                                                                                     EQUITYCOMPASS
                                                                              EQUITYCOMPASS             TACTICAL
                                                                             RISK MANAGER ETF       RISK MANAGER ETF
                                                                                  (ERM)                  (TERM)
                                                                             ----------------       ----------------
INVESTMENT INCOME:
Dividends..............................................................      $         54,397       $        110,025
                                                                             ----------------       ----------------
   Total investment income.............................................                54,397                110,025
                                                                             ----------------       ----------------
EXPENSES:
Investment advisory fees...............................................                14,345                 28,570
                                                                             ----------------       ----------------
   Total expenses......................................................                14,345                 28,570
                                                                             ----------------       ----------------
NET INVESTMENT INCOME (LOSS)...........................................                40,052                 81,455
                                                                             ----------------       ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................               (18,467)               (21,063)
   In-kind redemptions.................................................                64,461                 74,880
                                                                             ----------------       ----------------
Net realized gain (loss)...............................................                45,994                 53,817
                                                                             ----------------       ----------------

Net change in unrealized appreciation (depreciation) on investments....                33,069                 69,737
                                                                             ----------------       ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................                79,063                123,554
                                                                             ----------------       ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING........................
   FROM OPERATIONS.....................................................      $        119,115       $        205,009
                                                                             ================       ================

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


                        See Notes to Financial Statements                Page 17

FIRST TRUST EXCHANGE-TRADED FUND VIII
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD APRIL 10, 2017 (a) THROUGH AUGUST 31, 2017

                                                                                                     EQUITYCOMPASS
                                                                              EQUITYCOMPASS             TACTICAL
                                                                             RISK MANAGER ETF       RISK MANAGER ETF
                                                                                  (ERM)                  (TERM)
                                                                             ----------------       ----------------
OPERATIONS:
   Net investment income (loss)........................................      $         40,052       $         81,455
   Net realized gain (loss)............................................                45,994                 53,817
   Net change in unrealized appreciation (depreciation)................                33,069                 69,737
                                                                             ----------------       ----------------
   Net increase (decrease) in net assets resulting from operations.....               119,115                205,009
                                                                             ----------------       ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income...............................................                (9,950)               (21,010)
                                                                             ----------------       ----------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold...........................................            11,149,675             23,376,625
   Cost of shares redeemed.............................................            (1,009,281)            (1,009,398)
                                                                             ----------------       ----------------
   Net increase (decrease) in net assets resulting from shareholder
      transactions.....................................................            10,140,394             22,367,227
                                                                             ----------------       ----------------
   Total increase (decrease) in net assets.............................            10,249,559             22,551,226
NET ASSETS:
   Beginning of period.................................................                    --                     --
                                                                             ----------------       ----------------
   End of period.......................................................      $     10,249,559       $     22,551,226
                                                                             ================       ================
   Accumulated net investment income (loss) at end of period...........      $         30,102       $         60,445
                                                                             ================       ================
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period.............................                    --                     --
   Shares sold.........................................................               550,002              1,150,002
   Shares redeemed.....................................................               (50,000)               (50,000)
                                                                             ----------------       ----------------
   Shares outstanding, end of period...................................               500,002              1,100,002
                                                                             ================       ================

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 18                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND VIII
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

EQUITYCOMPASS RISK MANAGER ETF (ERM)

                                                               FOR THE PERIOD
                                                                4/10/2017 (a)
                                                                   THROUGH
                                                                  8/31/2017
                                                               ---------------
Net asset value, beginning of period..........................    $   20.05
                                                                  ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..................................         0.10
Net realized and unrealized gain (loss).......................         0.39
                                                                  ---------
Total from investment operations..............................         0.49
                                                                  ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.........................................        (0.04)
                                                                  ---------
Net asset value, end of period................................    $   20.50
                                                                  =========
TOTAL RETURN (b)..............................................         2.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........................    $  10,250
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets.................         0.65% (c)
Ratio of net investment income (loss) to average net assets...         1.81% (c)
Portfolio turnover rate (d)...................................            8%


EQUITYCOMPASS TACTICAL RISK MANAGER ETF (TERM)

                                                               FOR THE PERIOD
                                                                4/10/2017 (a)
                                                                   THROUGH
                                                                  8/31/2017
                                                               ---------------
Net asset value, beginning of period..........................    $   20.05
                                                                  ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)..................................         0.09
Net realized and unrealized gain (loss).......................         0.40
                                                                  ---------
Total from investment operations..............................         0.49
                                                                  ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income.........................................        (0.04)
                                                                  ---------
Net asset value, end of period................................    $   20.50
                                                                  =========
TOTAL RETURN (b)..............................................         2.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........................    $  22,551
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets.................         0.65% (c)
Ratio of net investment income (loss) to average net assets...         1.85% (c)
Portfolio turnover rate (d)...................................           10%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 19

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2017

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of five funds that are offering shares. This report covers the two funds listed below. The shares of each fund are listed and traded on the NYSE Arca, Inc. ("NYSE Arca").

      EquityCompass Risk Manager ETF - (NYSE Arca ticker "ERM")(1) EquityCompass Tactical Risk Manager ETF - (NYSE Arca ticker "TERM")(1)

(1)   Commenced investment operations on April 10, 2017.

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Each Fund's Creation Units are generally issued and redeemed in-kind for securities in which the Fund invests, and in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities.

Each Fund is an actively managed exchange-traded fund. ERM's and TERM's investment objective is to seek to provide long term capital appreciation with capital preservation as a secondary objective. Each Fund seeks to achieve its investment objectives by investing, under normal market conditions, in equity securities of companies domiciled in the U.S. or listed on a U.S. exchange. During periods when the U.S. equity market is determined to be unfavorable by the Fund's sub-advisor, Choice Financial Partners, Inc. d/b/a EquityCompass Strategies (the "Sub-Advisor"), each Fund may invest all or a portion of its assets in cash and cash equivalents, including money market funds and short term fixed income exchange-traded funds ("ETFs"). During an unfavorable market period, TERM may also invest in inverse ETFs which seek to provide investments results that match a negative return of the performance of an underlying index like the S&P 500(R).

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2017

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of August 31, 2017, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date.

C. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly by each Fund. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2017

The tax character of distributions paid by each Fund during the fiscal period ended August 31, 2017 was as follows:

                                                                                Distributions    Distributions    Distributions
                                                                                  paid from        paid from        paid from
                                                                                  Ordinary          Capital         Return of
                                                                                   Income            Gains           Capital
                                                                                -------------    -------------    -------------
EquityCompass Risk Manager ETF                                                  $       9,950    $          --    $          --
EquityCompass Tactical Risk Manager ETF                                                21,010               --               --

As of August 31, 2017, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                                  Accumulated          Net
                                                                                Undistributed     Capital and      Unrealized
                                                                                  Ordinary           Other        Appreciation
                                                                                   Income         Gain (Loss)     (Depreciation)
                                                                                -------------    -------------    -------------
EquityCompass Risk Manager ETF                                                  $      30,102    $      (5,245)   $      19,858
EquityCompass Tactical Risk Manager ETF                                                60,445           (8,876)          57,809

D. INCOME TAXES

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ending 2017 remains open to federal and state audit. As of August 31, 2017, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At August 31, 2017, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.


                                                       Non-Expiring Capital Loss
                                                             Carryforwards
                                                       -------------------------
EquityCompass Risk Manager ETF                                  $ 5,245
EquityCompass Tactical Risk Manager ETF                           8,876


In order to present paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income
(loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal period ended August 31, 2017, the adjustments for each Fund were as follows:

                                                                                                  Accumulated
                                                                                 Accumulated     Net Realized
                                                                                Net Investment    Gain (Loss)        Paid-in
                                                                                Income (Loss)    on Investments      Capital
                                                                                -------------    -------------    -------------
EquityCompass Risk Manager ETF                                                  $          --    $     (64,450)   $      64,450
EquityCompass Tactical Risk Manager ETF                                                    --          (74,621)          74,621

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2017

E. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

F. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosure about derivative in a fund's financial statements, as well as other amendments. The compliance date for the amendments of Regulation S-X was August 1, 2017, which resulted in no change to the financial statements, while the compliance date for the new form types and other rule amendments is on and after June 1, 2018. Management is evaluating the new form types and other rule amendments that are effective on or after June 1, 2018 to determine the impact to the Funds.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

The Funds and First Trust have retained the Sub-Advisor to provide recommendations to the Advisor regarding the selection and allocation of the securities in each Fund's investment portfolio. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund's assets and is responsible for the expenses of each Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Funds have each agreed to pay First Trust an annual unitary management fee equal to 0.65% of its average daily net assets.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company. Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal period ended August 31, 2017, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                 Purchases         Sales
                                                                ------------    ------------
EquityCompass Risk Manager ETF                                  $    485,322    $    456,152
EquityCompass Tactical Risk Manager ETF                            1,107,643       1,053,155

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                                AUGUST 31, 2017

For the fiscal period ended August 31, 2017, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                 Purchases         Sales
                                                                ------------    ------------
EquityCompass Risk Manager ETF                                  $ 11,125,680    $  1,007,628
EquityCompass Tactical Risk Manager ETF                           23,332,672       1,010,317


                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of each Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 19, 2019.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined there was the following subsequent event:

On September 20, 2017, the EquityCompass Risk Manager ETF and EquityCompass Tactical Risk Manager ETF declared a distribution of $0.0521 and $0.0500 per share, respectively, to shareholders of record on September 22, 2017, payable September 29, 2017.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF EQUITYCOMPASS RISK MANAGER ETF AND EQUITYCOMPASS TACTICAL RISK MANAGER ETF:

We have audited the accompanying statements of assets and liabilities of EquityCompass Risk Manager ETF, and EquityCompass Tactical Risk Manager ETF, each a series of the First Trust Exchange-Traded Fund VIII (the "Trust"), including the portfolios of investments, as of August 31, 2017, and the related statements of operations and changes in net assets and the financial highlights for the period April 10, 2017 (commencement of operations) through August 31, 2017. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2017 by correspondence with the Trust's custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the funds listed above included in First Trust Exchange-Traded Fund VIII as of August 31, 2017, and the results of their operations, changes in their net assets, and the financial highlights for the period April 10, 2017 (commencement of operations) through August 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
October 25, 2017

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2017 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                            FEDERAL TAX INFORMATION

For the taxable period ended August 31, 2017, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

                                                                  Dividends Received Deduction
                                                                  ----------------------------
EquityCompass Risk Manager ETF                                              100.00%
EquityCompass Tactical Risk Manager ETF                                     100.00%

For the taxable period ended August 31, 2017, the following percentages of income dividends paid by the Funds are hereby designated as qualified dividend income:

                                                                   Qualified Dividend Income
                                                                  ----------------------------
EquityCompass Risk Manager ETF                                              100.00%
EquityCompass Tactical Risk Manager ETF                                     100.00%


                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE(S), RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND VIII.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant may engage in creation or redemption transactions directly with the Funds. The Funds have a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Funds and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to a Fund's net asset value and possibly face delisting.

COUNTERPARTY RISK. To the extent that the EquityCompass Tactical Risk Manager ETF or an underlying ETF engages in derivatives transactions, the Fund bears the risk that the counterparty to the derivative or other contract with a third-party may default on its obligations or otherwise fail to honor its obligations. If a counter party defaults on its payment obligations the Fund will lose money and the value of the Fund's shares may decrease.

CREDIT RISK. Credit risk is the risk that an issuer of a security held by an underlying ETF will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of such security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Funds have become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Funds to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Funds to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2017 (UNAUDITED)

access to the Funds' digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Funds' third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Funds invest, can also subject the Funds to many of the same risks associated with direct cyber security breaches. The Funds have established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Funds do not directly control the cyber security systems of issuers or third-party service providers.

EQUITY SECURITIES RISK. Because the Funds invest in equity securities, the value of the Funds' shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

ETF RISK. The shares of an ETF trade like common stock and represent a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. An investment can be made in the underlying ETFs directly rather than through the Funds. These direct investments can be made without paying the fees and expenses associated with the Funds.

FLUCTUATION OF NET ASSET VALUE RISK. The net asset value of shares of the Funds will generally fluctuate with changes in the market value of the Funds' holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on NYSE Arca. The Funds' investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on NYSE Arca at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Funds trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Funds' investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.

INCOME RISK. The income of the underlying ETFs could decline due to falling market interest rates. This is because, in a falling interest rate environment, the underlying ETFs generally will have to invest the proceeds from maturing portfolio securities, or portfolio securities that have been called, in lower-yielding securities.

INTEREST RATE RISK. The underlying ETFs are subject to interest rate risk. Interest rate risk is the risk that the value of the debt securities in an underlying ETF's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer term debt securities. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security's expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INVERSE ETF RISK. Inverse ETFs are subject to the same risks as traditional ETFs. Additionally, because inverse ETFs seek to provide investment results that match a negative return of the performance of an underlying index like the S&P 500(R), the EquityCompass Tactical Risk Manager ETF will bear the risk that the performance of an inverse ETF will fall as the performance of that ETF's benchmark rises. The Fund's investment in an inverse ETF would subject the Fund to the risks of a short sales. The underlying ETF will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender of a security may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, which may result in the underlying ETF having to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the underlying ETF may be reduced or eliminated or the short sale may result in a loss. In a rising stock market, the underlying ETF's short positions may significantly impact the ETF's overall performance and cause it to underperform traditional long-only equity funds or to sustain losses, particularly in a sharply rising market. The use of short sales may also cause the underlying ETF to have higher expenses than other funds.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2017 (UNAUDITED)

INVESTMENT RESTRICTION RISK. The Funds' investment in ETFs is restricted by the 1940 Act and the Funds' associated exemptive relief which limits the amount of any single ETF that can be owned by a Fund, individually and in the aggregate with all other registered investment companies and private investment pools advised by First Trust and its affiliates. This limitation may prevent the Funds from purchasing shares of an ETF that it may have otherwise purchased pursuant to its investment objectives and principal investment strategy.

MANAGEMENT RISK. The Funds are subject to management risk because each Fund is an actively managed portfolio. In managing the Funds' investment portfolios, the Funds' sub-advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Funds will meet their investment objectives.

MARKET MAKER RISK. If a Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between a Fund's net asset value and the price at which the Fund's shares are trading on NYSE Arca, which could result in a decrease in value of the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of a Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

MARKET RISK. Market risk is the risk that a particular security owned by the Funds or shares of the Funds in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

NEW FUND RISK. As of the date of this annual report, the Funds currently have fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Funds' market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

NON-DIVERSIFICATION RISK. The Funds are classified as "non-diversified" under the 1940 Act. As a result, the Funds are only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Funds may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Funds may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

SMALLER COMPANIES RISK. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

TRADING ISSUES RISK. Although the shares of the Funds are listed for trading on NYSE Arca, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on NYSE Arca may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in shares inadvisable. In addition, trading in shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca "circuit breaker" rules. Market makers are under no obligation to make a market in the Funds' shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.

                              ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AND INVESTMENT SUB-ADVISORY AGREEMENTS

The Board of Trustees (the "Board") of First Trust Exchange-Traded Fund VIII (the "Trust"), including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Advisory Agreement") between the Trust and First Trust Advisors L.P. (the "Advisor"), on behalf of EquityCompass Risk Manager ETF and EquityCompass Tactical Risk Manager ETF (each a "Fund" and collectively, the "Funds"), and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Trust, on behalf of the Funds, the Advisor and Choice Financial Partners, Inc. d/b/a EquityCompass Strategies (the "Sub-Advisor"), for

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2017 (UNAUDITED)

an initial two-year term at a meeting held on January 17, 2017. The Board determined that the Agreements are in the best interests of each Fund in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Advisor and the Sub-Advisor to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees and expenses of a peer group of funds (all of which were exchange-traded funds ("ETFs")) compiled by Management Practice, Inc. ("MPI"), an independent source (the "MPI Peer Group"), and as compared to fees charged to other clients of the Advisor and the Sub-Advisor; the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; any fall out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"), and to the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from each Fund's perspective as well as from the perspective of each Fund's shareholders.

In evaluating whether to approve the Agreements for each Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Advisor to the Funds, including oversight of the Sub-Advisor. The Board noted that each Fund is an actively managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust fund complex. The Board considered that the Sub-Advisor will act as a non-discretionary manager for each Fund, providing model portfolio recommendations to the Advisor, and that the Advisor will optimize the recommendations provided by the Sub-Advisor and execute each Fund's portfolio trades. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's, the Sub-Advisor's and the Funds' compliance with the 1940 Act, as well as each Fund's compliance with its investment objective and policies. The Board noted that employees of the Advisor provide management services to other ETFs and to other investment companies in the First Trust fund complex with diligence and care. With respect to the Sub-Advisory Agreement, for each Fund, the Board noted the background and experience of the Sub-Advisor's portfolio management team and the Sub-Advisor's investment style. At the meeting, the Trustees received a presentation from representatives of the Sub-Advisor, including one of the portfolio managers of the Sub-Advisor, and were able to ask questions about the Sub-Advisor and the Sub-Advisor's proposed investment strategies for each Fund. The Board considered the nature, extent and quality of the services that the Sub-Advisor would provide to each Fund, including the Sub-Advisor's non-discretionary management of each Fund's assets. Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

The Board considered the proposed unitary fee rate payable by each Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Advisor a unitary fee equal to an annual rate of 0.65% of its average daily net assets. The Board considered that, from the unitary fee for each Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 0.25% of the Fund's average daily net assets for the Sub-Advisor's non-discretionary services. The Board noted that the Advisor would be responsible for each Fund's ordinary operating expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board received and reviewed information for each Fund showing the unitary fee rates and expense ratios of the peer funds in the applicable MPI Peer Group, as well as advisory fee rates charged by the Advisor and Sub-Advisor to other fund (including ETF) and non-fund clients, as applicable. Because all of the funds in each Fund's MPI Peer Group pay a unitary fee and because each Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee for each Fund was equal to the median total (net) expense ratio of the peer funds in its MPI Peer Group. With respect to the MPI Peer Groups, the Board

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2017 (UNAUDITED)

discussed with representatives of the Advisor limitations in creating peer groups for Funds, noting that all but one of the peer funds in each Fund's peer group were index based ETFs. With respect to fees charged to other clients, the Board considered differences between each Fund and other clients that limited their comparability. In light of the information considered and of the nature, extent and quality of the services expected to be provided to each Fund under the Agreements, the Board determined that the proposed unitary fee for each Fund, including the fee rate to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.

The Board noted that the proposed unitary fee for each Fund was not structured to pass the benefits of any economies of scale on to shareholders as the Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of each Fund would benefit the Advisor and the Sub-Advisor, but that a unitary fee structure provides a level of certainty in expenses for the Fund. The Board noted that the Advisor has continued to invest in personnel and infrastructure for the First Trust fund complex. The Board noted that the Advisor was unable to estimate the profitability of the Advisory Agreement to the Advisor. The Board also considered the Sub-Advisor's statement that it was unable to estimate profitability and considered that the Sub-Advisor would be paid by the Advisor from each Fund's unitary fee. The Board noted that the sub-advisory fee rate was negotiated at arm's length between the Advisor and the Sub-Advisor, an unaffiliated third party. The Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds may have had no dealings with the Advisor or FTP. The Board also noted that the Advisor would not utilize soft dollars in connection with the Funds. The Board also considered fall-out benefits described by the Sub-Advisor, noting that the Sub-Advisor did not expect to receive other benefits from its relationship to the Funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2017 (UNAUDITED)

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.

                                                                                                  NUMBER OF             OTHER
                                                                                                PORTFOLIOS IN      TRUSTEESHIPS OR
                                 TERM OF OFFICE                                                THE FIRST TRUST      DIRECTORSHIPS
       NAME, ADDRESS,            AND YEAR FIRST                                                 FUND COMPLEX       HELD BY TRUSTEE
      DATE OF BIRTH AND            ELECTED OR                PRINCIPAL OCCUPATIONS               OVERSEEN BY         DURING PAST
   POSITION WITH THE TRUST          APPOINTED                 DURING PAST 5 YEARS                  TRUSTEE             5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee    o Indefinite Term   Physician, Officer, Wheaton Orthopedics;         149         None
c/o First Trust Advisors L.P.                       Limited Partner, Gundersen Real Estate
120 E. Liberty Drive,           o Since Inception   Limited Partnership (June 1992 to
  Suite 400 2016);                                  December Member, Sportsmed LLC
Wheaton, IL 60187                                   (April 2007 to November 2015)
D.O.B.: 04/51


Thomas R. Kadlec, Trustee       o Indefinite Term   President, ADM Investor Services, Inc.           149         Director of ADM
c/o First Trust Advisors L.P.                       (Futures Commission Merchant)                                Investor Services,
120 E. Liberty Drive,           o Since Inception                                                                Inc., ADM
  Suite 400                                                                                                      Investor Services
Wheaton, IL 60187                                                                                                International and
D.O.B.: 11/57                                                                                                    Futures Industry
                                                                                                                 Association

Robert F. Keith, Trustee        o Indefinite Term   President, Hibs Enterprises (Financial           149         Director of Trust
c/o First Trust Advisors L.P.                       and Management Consulting)                                   Company of
120 E. Liberty Drive,           o Since Inception                                                                Illinois
  Suite 400
Wheaton, IL 60187
D.O.B.: 11/56


Niel B. Nielson, Trustee        o Indefinite Term   Managing Director and Chief Operating            149         Director of
c/o First Trust Advisors L.P.                       Officer (January 2015 to Present),                           Covenant
120 E. Liberty Drive,           o Since Inception   Pelita Harapan Educational Foundation                        Transport, Inc.
  Suite 400                                         (Educational Products and Services);                         (May 2003 to
Wheaton, IL 60187                                   President and Chief  Executive Officer                       May 2014)
D.O.B.: 03/54                                       (June 2012 to September 2014), Servant
                                                    Interactive LLC (Educational Products
                                                    and Services); President and Chief
                                                    Executive Officer (June 2012 to
                                                    September 2014), Dew Learning LLC
                                                    (Educational Products and Services);
                                                    President (June 2002 to June 2012),
                                                    Covenant College

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,     o Indefinite Term   Chief Executive Officer, First Trust             149         None
Chairman of the Board L.P.                          Advisors and First Trust Portfolios
120 E. Liberty Drive,           o Since Inception   L.P.; Chairman of the Board of
  Suite 400                                         Directors, BondWave LLC (Software
Wheaton, IL 60187                                   Development Company) and Stonebridge
D.O.B.: 09/55                                       Advisors LLC


-----------------------------

(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2017 (UNAUDITED)

                                POSITION AND            TERM OF OFFICE
    NAME, ADDRESS                 OFFICES                AND LENGTH OF                       PRINCIPAL OCCUPATIONS
  AND DATE OF BIRTH              WITH TRUST                 SERVICE                           DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                            OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas           President and Chief           o Indefinite Term    Managing Director and Chief Financial Officer
120 E. Liberty Drive,    Executive Officer                                  (January 2016 to Present), Controller (January 2011
  Suite 400                                            o Since Inception    to January 2016), Senior Vice President (April 2007
Wheaton, IL 60187                                                           to January 2016), First Trust Advisors L.P. and First
D.O.B.: 01/66                                                               Trust Portfolios L.P.; Chief Financial Officer
                                                                            (January 2016 to Present), BondWave LLC
                                                                            (Software Development Company) and Stonebridge
                                                                            Advisors LLC (Investment Advisor)

Donald P. Swade          Treasurer, Chief Financial    o Indefinite Term    Senior Vice President (July 2016 to Present), Vice
120 E. Liberty Drive,    Officer and Chief                                  President (April 2012 to July 2016), First Trust
  Suite 400              Accounting Officer            o Since Inception    Advisors L.P. and First Trust Portfolios L.P.
Wheaton, IL 60187
D.O.B.: 08/72


W. Scott Jardine         Secretary and Chief           o Indefinite Term    General Counsel, First Trust Advisors L.P. and First
120 E. Liberty Drive,    Legal Officer                                      Trust Portfolios L.P.; Secretary and General Counsel,
  Suite 400                                            o Since Inception    BondWave LLC; Secretary, Stonebridge Advisors
Wheaton, IL 60187                                                           LLC
D.O.B.: 05/60


Daniel J. Lindquist      Vice President                o Indefinite Term    Managing Director, First Trust Advisors L.P. and
120 E. Liberty Drive,                                                       First Trust Portfolios L.P.
  Suite 400                                            o Since Inception
Wheaton, IL 60187
D.O.B: 02/70


Kristi A. Maher          Chief Compliance Officer      o Indefinite Term    Deputy General Counsel, First Trust Advisors L.P.
120 E. Liberty Drive,    and Assistant Secretary                            and First Trust Portfolios L.P.
  Suite 400                                            o Since Inception
Wheaton, IL 60187
D.O.B.: 12/66


Roger F. Testin          Vice President                o Indefinite Term    Senior Vice President, First Trust Advisors L.P. and
120 E. Liberty Drive,                                                       First Trust Portfolios L.P.
  Suite 400                                            o Since Inception
Wheaton, IL 60187
D.O.B.: 06/66


Stan Ueland              Vice President                o Indefinite Term    Senior Vice President (September 2012 to Present),
120 E. Liberty Drive,                                                       Vice President (August 2005 to September 2012),
  Suite 400                                            o Since Inception    First Trust Advisors L.P. and First Trust Portfolios
Wheaton, IL 60187                                                           L.P.
D.O.B.: 11/70

-----------------------------

(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                     FIRST TRUST EXCHANGE-TRADED FUND VIII
                          AUGUST 31, 2017 (UNAUDITED)

                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).


May 2017

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


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


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


FIRST TRUST

First Trust Exchange-Traded Fund VIII

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Choice Financial Partners, Inc. d/b/a EquityCompass Strategies
1 South Street, 16th Floor
Baltimore, Maryland, 21202

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),or
this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)         First Trust Exchange-Traded Fund VIII
                ------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: October 19, 2017
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: October 19, 2017
     ------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: October 19, 2017
     ------------------

* Print the name and title of each signing officer under his or her signature.